UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Balanced Fund

November 30, 2009

1.809104.105

BAL-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.3%
BorgWarner, Inc.	364,900	$ 11,024
Johnson Controls, Inc.	1,428,600	38,644
TRW Automotive Holdings Corp. (a)	733,368	15,958
		65,626
Automobiles - 0.1%
Harley-Davidson, Inc.	831,900	24,242
Distributors - 0.1%
Li & Fung Ltd.	5,251,000	21,140
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	1,979,568	32,332
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp. (a)(e)	694,000	10,632
McDonald's Corp.	487,422	30,829
Royal Caribbean Cruises Ltd. (a)	929,500	22,838
Starwood Hotels & Resorts Worldwide, Inc.	642,000	20,557
		84,856
Household Durables - 0.3%
D.R. Horton, Inc.	986,800	10,144
Newell Rubbermaid, Inc.	1,061,700	15,405
Whirlpool Corp.	378,023	28,034
		53,583
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	495,800	67,384
Expedia, Inc. (a)	738,600	18,820
		86,204
Leisure Equipment & Products - 0.1%
Brunswick Corp.	485,453	4,874
Kimoto Co. Ltd.	199,800	2,316
		7,190
Media - 1.6%
Central European Media Enterprises Ltd. Class A (a)(e)	379,908	9,464
DIRECTV (a)(e)	2,246,495	71,057
Discovery Communications, Inc. (a)	366,274	11,702
DISH Network Corp. Class A	574,861	11,905
DreamWorks Animation SKG, Inc. Class A (a)	405,575	13,575
Interpublic Group of Companies, Inc. (a)	1,803,800	11,418
Liberty Global, Inc. Class A (a)	513,007	9,896
Martha Stewart Living Omnimedia, Inc. Class A (a)(e)	181,813	836
The Walt Disney Co.	3,324,900	100,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	893,906	$ 37,446
Viacom, Inc. Class B (non-vtg.) (a)	1,661,540	49,248
		327,025
Multiline Retail - 0.3%
Target Corp.	1,335,725	62,191
Specialty Retail - 1.5%
Best Buy Co., Inc.	1,053,403	45,117
Home Depot, Inc.	2,910,100	79,620
Inditex SA	268,027	17,074
Lowe's Companies, Inc.	2,908,600	63,437
Ross Stores, Inc.	292,121	12,847
Sally Beauty Holdings, Inc. (a)	1,423,879	9,939
Tiffany & Co., Inc.	291,700	12,450
TJX Companies, Inc.	955,800	36,684
Urban Outfitters, Inc. (a)	357,100	11,299
		288,467
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy - Louis Vuitton	101,046	10,523
Ports Design Ltd.	2,973,500	8,077
		18,600
TOTAL CONSUMER DISCRETIONARY		1,071,456
CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	563,218	28,108
Coca-Cola Enterprises, Inc.	1,059,381	20,817
Coca-Cola FEMSA SAB de CV sponsored ADR (e)	120,925	6,908
Coca-Cola Icecek AS	441,000	3,376
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (e)	69,000	6,787
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,277,071	38,961
Diageo PLC sponsored ADR	296,850	20,070
Dr Pepper Snapple Group, Inc.	693,124	18,153
Embotelladora Andina SA sponsored ADR	376,394	7,072
Molson Coors Brewing Co. Class B	970,977	43,898
PepsiCo, Inc.	1,747,562	108,733
The Coca-Cola Co.	2,111,162	120,758
		423,641
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	147,079	$ 5,105
Costco Wholesale Corp.	327,400	19,615
CVS Caremark Corp.	3,137,307	97,288
Kroger Co.	1,695,255	38,550
Safeway, Inc.	1,417,005	31,883
Wal-Mart Stores, Inc.	1,353,800	73,850
Walgreen Co.	2,334,233	90,778
		357,069
Food Products - 0.8%
Archer Daniels Midland Co.	795,100	24,497
Ausnutria Dairy Hunan Co. Ltd. Class H	4,287,000	3,463
Bunge Ltd.	62,843	3,890
Dean Foods Co. (a)	583,946	9,285
General Mills, Inc.	81,008	5,509
Green Mountain Coffee Roasters, Inc. (a)(e)	170,144	10,716
Nestle SA (Reg.)	1,034,260	48,882
SLC Agricola SA	13,000	100
Tyson Foods, Inc. Class A	519,510	6,245
Unilever NV (NY Shares)	1,133,313	34,917
Viterra, Inc. (a)	346,400	3,495
		150,999
Household Products - 1.2%
Colgate-Palmolive Co.	208,056	17,516
Energizer Holdings, Inc. (a)	305,680	17,222
Procter & Gamble Co.	3,385,487	211,085
		245,823
Personal Products - 0.2%
Avon Products, Inc.	1,350,187	46,244
Mead Johnson Nutrition Co. Class A (e)	8,156	358
		46,602
Tobacco - 0.8%
Altria Group, Inc.	2,507,108	47,159
British American Tobacco PLC sponsored ADR (e)	1,132,259	69,374
Philip Morris International, Inc.	994,711	47,836
Souza Cruz Industria Comerico	93,300	3,272
		167,641
TOTAL CONSUMER STAPLES		1,391,775
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.8%
Energy Equipment & Services - 2.0%
Atwood Oceanics, Inc. (a)	452,466	$ 17,049
Baker Hughes, Inc.	1,101,100	44,859
ENSCO International, Inc.	480,500	21,142
Exterran Holdings, Inc. (a)	953,370	19,973
Halliburton Co.	726,400	21,327
Helmerich & Payne, Inc.	1,141,881	42,878
Nabors Industries Ltd. (a)	1,595,044	32,938
National Oilwell Varco, Inc.	445,268	19,155
Noble Corp.	759,527	31,376
Patterson-UTI Energy, Inc.	1,171,159	18,024
Pride International, Inc. (a)	844,400	26,708
Saipem SpA	234,541	7,543
Smith International, Inc.	1,014,040	27,562
Transocean Ltd. (a)	174,400	14,892
Weatherford International Ltd. (a)	2,963,025	49,483
		394,909
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	738,866	43,985
Arch Coal, Inc.	977,912	20,399
Arena Resources, Inc. (a)	275,717	11,274
BG Group PLC	2,042,913	37,067
Chesapeake Energy Corp.	861,600	20,609
Chevron Corp.	2,624,563	204,821
China Shenhua Energy Co. Ltd. (H Shares)	1,702,500	8,326
Concho Resources, Inc. (a)	867,468	35,462
Denbury Resources, Inc. (a)	2,444,122	32,433
Ellora Energy, Inc. (a)(f)	1,529,700	10,362
Energy Resources of Australia Ltd.	262,203	5,758
EXCO Resources, Inc.	667,887	11,301
Frontier Oil Corp.	1,038,870	11,978
Marathon Oil Corp.	489,264	15,960
Occidental Petroleum Corp.	990,721	80,040
PetroBakken Energy Ltd. Class A	176,150	5,028
Petrobank Energy & Resources Ltd. (a)	334,900	15,960
Petrohawk Energy Corp. (a)	2,351,504	52,533
Plains Exploration & Production Co. (a)	1,585,364	43,138
Range Resources Corp.	589,974	27,805
Royal Dutch Shell PLC Class B ADR	2,386,800	138,053
SandRidge Energy, Inc. (a)	119,025	1,116
Southwestern Energy Co. (a)	1,106,991	48,663
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,997,092	$ 71,710
Ultra Petroleum Corp. (a)	411,037	19,315
		973,096
TOTAL ENERGY		1,368,005
FINANCIALS - 8.5%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	863,818	32,929
Bank of New York Mellon Corp.	2,580,320	68,740
Broadpoint Gleacher Securities Group, Inc. (a)	1,404,163	7,611
Evercore Partners, Inc. Class A	132,000	4,093
Invesco Ltd.	1,162,001	25,855
Janus Capital Group, Inc.	541,100	7,083
Morgan Stanley	3,641,941	115,012
Nomura Holdings, Inc.	1,627,500	11,693
		273,016
Commercial Banks - 2.2%
Credit Agricole SA	640,600	13,254
East West Bancorp, Inc. (q)	441,899	5,803
Huntington Bancshares, Inc.	2,486,200	9,497
PNC Financial Services Group, Inc.	2,105,649	120,043
Standard Chartered PLC (United Kingdom)	518,312	12,653
SunTrust Banks, Inc.	1,518,171	35,874
U.S. Bancorp, Delaware	896,713	21,638
Umpqua Holdings Corp.	619,612	7,287
Wells Fargo & Co.	7,336,165	205,706
		431,755
Consumer Finance - 0.5%
American Express Co.	1,729,650	72,351
Capital One Financial Corp.	169,637	6,507
Discover Financial Services	1,230,310	19,021
		97,879
Diversified Financial Services - 2.5%
Bank of America Corp.	6,518,560	103,319
CME Group, Inc.	169,429	55,612
JPMorgan Chase & Co.	7,907,722	335,999
NBH Holdings Corp. Class A (a)(f)	576,500	12,107
		507,037
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 1.3%
ACE Ltd.	596,243	$ 29,043
Aon Corp.	770,600	29,845
China Life Insurance Co. Ltd. (H Shares)	5,879,000	29,582
CNA Financial Corp. (a)(e)	364,945	8,302
Conseco, Inc. (a)	1,392,090	6,668
Genworth Financial, Inc. Class A (a)	1,050,096	11,310
MetLife, Inc.	1,884,982	64,448
PartnerRe Ltd.	162,053	12,485
Protective Life Corp.	700,000	11,578
Sony Financial Holdings, Inc.	3,550	10,670
The First American Corp.	652,457	20,696
The Travelers Companies, Inc.	423,043	22,163
		256,790
Real Estate Investment Trusts - 0.3%
Digital Realty Trust, Inc.	232,600	11,318
ProLogis Trust	3,207,798	41,958
SL Green Realty Corp.	131,857	5,857
Sunstone Hotel Investors, Inc.	613,011	4,965
U-Store-It Trust	1,014,600	6,605
		70,703
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	112,225	1,811
BR Malls Participacoes SA (a)	1,112,900	15,088
Forestar Group, Inc. (a)	290,073	5,381
Indiabulls Real Estate Ltd. (a)	3,865,681	17,192
		39,472
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	1,395,706	13,008
People's United Financial, Inc.	1,064,300	17,337
		30,345
TOTAL FINANCIALS		1,706,997
HEALTH CARE - 7.3%
Biotechnology - 0.9%
Acorda Therapeutics, Inc. (a)	175,741	4,232
AMAG Pharmaceuticals, Inc. (a)	85,099	3,182
Amgen, Inc. (a)	888,153	50,047
Biogen Idec, Inc. (a)	1,053,187	49,437
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	746,572	$ 37,851
Gilead Sciences, Inc. (a)	499,410	22,998
Human Genome Sciences, Inc. (a)	285,731	7,949
		175,696
Health Care Equipment & Supplies - 1.0%
AGA Medical Holdings, Inc.	25,488	318
Baxter International, Inc.	259,800	14,172
C. R. Bard, Inc.	137,600	11,312
Covidien PLC	1,689,547	79,105
Edwards Lifesciences Corp. (a)	309,235	25,444
ev3, Inc. (a)	806,168	10,238
Fisher & Paykel Healthcare Corp.	1,143,186	2,603
Mako Surgical Corp. (a)	793,859	6,764
Nobel Biocare Holding AG (Switzerland)	259,680	7,716
Quidel Corp. (a)	853,447	10,728
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,332,000	4,709
William Demant Holding AS (a)	213,676	15,389
		188,498
Health Care Providers & Services - 1.6%
CIGNA Corp.	1,482,688	47,565
Community Health Systems, Inc. (a)	707,901	21,598
DaVita, Inc. (a)	137,141	8,124
Express Scripts, Inc. (a)	681,131	58,441
Health Net, Inc. (a)	1,208,647	25,647
Henry Schein, Inc. (a)	585,913	29,096
Medco Health Solutions, Inc. (a)	1,264,726	79,880
Sinopharm Group Co. Ltd. Class H	1,176,400	4,144
UnitedHealth Group, Inc.	1,744,785	50,023
		324,518
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	308,962	8,935
Life Technologies Corp. (a)	818,044	40,722
QIAGEN NV (a)	720,448	15,922
		65,579
Pharmaceuticals - 3.5%
Abbott Laboratories	1,475,300	80,389
Allergan, Inc.	1,271,206	73,895
Bayer AG	171,283	13,113
Johnson & Johnson	673,801	42,342
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc. (a)	1,437,517	$ 17,006
Merck & Co., Inc.	4,898,946	177,391
Novo Nordisk AS Series B	245,874	16,493
Pfizer, Inc.	14,043,074	255,163
Pronova BioPharma ASA (a)	311,801	824
Sanofi-Aventis sponsored ADR	197,371	7,492
Shire PLC sponsored ADR	342,500	20,163
		704,271
TOTAL HEALTH CARE		1,458,562
INDUSTRIALS - 6.4%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	83,000	6,410
Precision Castparts Corp.	242,500	25,142
Raytheon Co.	1,010,775	52,085
United Technologies Corp.	1,287,700	86,585
		170,222
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	445,764	24,847
FedEx Corp.	706,200	59,639
United Parcel Service, Inc. Class B	501,800	28,838
		113,324
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	233,926	9,692
Masco Corp.	1,342,377	18,229
Owens Corning (a)	420,408	9,934
		37,855
Commercial Services & Supplies - 0.0%
Cintas Corp.	183,300	5,149
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,433,601	26,880
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	695,300	29,682
Regal-Beloit Corp.	530,633	25,184
Renewable Energy Corp. AS (a)(e)	2,053,892	13,034
Saft Groupe SA	62,100	2,968
SunPower Corp. Class B (a)	859,381	15,357
		86,225
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.5%
Carlisle Companies, Inc.	288,600	$ 9,267
General Electric Co.	10,738,684	172,034
Siemens AG sponsored ADR	376,800	37,160
Textron, Inc.	2,176,311	43,635
Tyco International Ltd.	802,500	28,786
		290,882
Machinery - 1.8%
Caterpillar, Inc.	706,500	41,253
Cummins, Inc.	1,205,621	54,132
Danaher Corp.	958,919	68,007
Deere & Co.	1,048,166	56,087
Dover Corp.	329,200	13,458
Eaton Corp.	843,606	53,906
Illinois Tool Works, Inc.	162,200	7,889
Ingersoll-Rand Co. Ltd.	748,700	26,482
Navistar International Corp. (a)	533,922	17,625
Timken Co.	151,400	3,735
Toro Co.	321,643	12,814
Vallourec SA	55,842	9,340
		364,728
Professional Services - 0.1%
Manpower, Inc.	332,389	16,373
Monster Worldwide, Inc. (a)	613,192	8,959
		25,332
Road & Rail - 0.7%
CSX Corp.	1,277,907	60,675
Union Pacific Corp.	1,233,300	78,019
		138,694
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	211,675	20,681
TOTAL INDUSTRIALS		1,279,972
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.5%
Ciena Corp. (a)(e)	1,816,960	22,076
D-Link Corp.	7,227,000	7,264
Juniper Networks, Inc. (a)	1,656,693	43,289
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sycamore Networks, Inc.	10,658,336	$ 30,163
ZTE Corp. (H Shares)	325,640	1,845
		104,637
Computers & Peripherals - 1.2%
Apple, Inc. (a)	574,790	114,906
Hewlett-Packard Co.	810,550	39,766
SanDisk Corp. (a)	4,089,508	80,645
		235,317
Electronic Equipment & Components - 0.4%
Agilent Technologies, Inc. (a)	1,137,609	32,900
BYD Co. Ltd. (H Shares) (a)	1,009,500	8,825
Corning, Inc.	504,358	8,413
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,377,900	5,813
Tyco Electronics Ltd.	1,246,937	28,941
		84,892
Internet Software & Services - 1.8%
eBay, Inc. (a)	2,972,914	72,747
Google, Inc. Class A (a)	400,190	233,311
WebMD Health Corp. Class A (a)	1,361,044	49,406
		355,464
IT Services - 0.0%
RightNow Technologies, Inc. (a)	307,587	4,349
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. (a)	2,793,600	19,583
Aixtron AG	144,100	5,186
Analog Devices, Inc.	3,127,293	93,788
Applied Materials, Inc.	10,047,706	123,687
ASAT Holdings Ltd. (a)	88,719	1
ASAT Holdings Ltd. warrants 7/24/11 (a)	2,416	0
ASML Holding NV (NY Shares)	5,070,175	157,125
ATMI, Inc. (a)	1,073,020	16,685
Avago Technologies Ltd.	946,700	15,015
Brooks Automation, Inc. (a)	2,473,662	18,132
Cymer, Inc. (a)	557,133	18,631
Entegris, Inc. (a)	1,627,552	6,787
Fairchild Semiconductor International, Inc. (a)	483,618	3,917
Inotera Memories, Inc. (a)	28,740,000	17,163
Intel Corp.	6,156,874	118,212
KLA-Tencor Corp.	2,299,750	71,844
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kulicke & Soffa Industries, Inc. (a)	1,529,527	$ 6,944
Lam Research Corp. (a)	2,090,350	71,051
Marvell Technology Group Ltd. (a)	5,429,370	83,721
MediaTek, Inc.	429,000	6,747
Micron Technology, Inc. (a)	16,473,785	123,883
NVIDIA Corp. (a)	373,400	4,877
Photronics, Inc. (a)	596,976	2,412
Realtek Semiconductor Corp.	292,000	812
Richtek Technology Corp.	1,223,350	11,423
Samsung Electronics Co. Ltd.	151,925	93,861
STMicroelectronics NV (NY Shares) (e)	1,341,800	10,869
Taiwan Semiconductor Manufacturing Co. Ltd.	8,138,000	15,425
Teradyne, Inc. (a)	1,454,332	12,885
Tokyo Electron Ltd.	127,500	6,930
Varian Semiconductor Equipment Associates, Inc. (a)	801,252	23,340
		1,160,936
Software - 1.8%
Adobe Systems, Inc. (a)	51,447	1,805
BMC Software, Inc. (a)	771,174	29,868
Fortinet, Inc.	97,000	1,648
Microsoft Corp.	10,836,774	318,710
		352,031
TOTAL INFORMATION TECHNOLOGY		2,297,626
MATERIALS - 2.1%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	443,600	36,788
Airgas, Inc.	343,800	15,901
Albemarle Corp.	694,847	23,451
Dow Chemical Co.	2,265,800	62,944
Ecolab, Inc.	28,500	1,280
Monsanto Co.	489,213	39,504
Praxair, Inc.	262,300	21,516
Solutia, Inc. (a)	924,470	9,957
The Mosaic Co.	287,300	15,643
Wacker Chemie AG	64,000	10,535
		237,519
Construction Materials - 0.0%
HeidelbergCement AG	90,608	6,013
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.2%
Ball Corp.	131,023	$ 6,474
Owens-Illinois, Inc. (a)	513,800	16,067
Rexam PLC	1,737,900	7,930
Temple-Inland, Inc.	573,193	10,312
		40,783
Metals & Mining - 0.6%
AngloGold Ashanti Ltd. sponsored ADR	1,072,485	47,232
Commercial Metals Co.	182,399	2,900
Freeport-McMoRan Copper & Gold, Inc.	480,845	39,814
Globe Specialty Metals, Inc.	117,400	981
Globe Specialty Metals, Inc. (Reg. S) (a)	1,579,600	13,205
Ivanhoe Mines Ltd. (a)	415,000	4,907
Nucor Corp.	330,200	14,004
		123,043
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	390,764	15,216
TOTAL MATERIALS		422,574
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	1,544,332	54,963
Clearwire Corp. Class A (a)(e)	2,929,537	16,581
Qwest Communications International, Inc.	12,988,850	47,409
Verizon Communications, Inc.	2,445,165	76,925
		195,878
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	2,022,365	82,755
NII Holdings, Inc. (a)	1,100,510	32,795
Sprint Nextel Corp. (a)	1,854,177	6,879
Vivo Participacoes SA sponsored ADR	1,319,904	40,257
		162,686
TOTAL TELECOMMUNICATION SERVICES		358,564
UTILITIES - 2.1%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	2,189,696	70,486
Entergy Corp.	565,088	44,444
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	769,938	$ 33,169
FPL Group, Inc.	803,360	41,751
		189,850
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,287,900	40,981
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	2,948,200	39,123
CMS Energy Corp.	1,853,834	26,399
DTE Energy Co.	360,900	14,476
PG&E Corp.	1,014,900	42,971
Sempra Energy	788,600	41,906
TECO Energy, Inc.	1,396,938	20,605
		185,480
TOTAL UTILITIES		416,311
TOTAL COMMON STOCKS (Cost $10,756,688)		11,771,842
Convertible Preferred Stocks - 0.1%

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. 8.50% (a)(f)	35,300	4,922
FINANCIALS - 0.1%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series C (q)	7,630	6,714
Huntington Bancshares, Inc. 8.50%	15,674	13,276
		19,990
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00%	2,416	0*
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,864)		24,912
Nonconvertible Bonds - 7.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 4,524	$ 4,793
5.875% 3/15/11	1,680	1,763
		6,556
Diversified Consumer Services - 0.0%
Trustees of Dartmouth College 4.75% 6/1/19	1	1
Yale University 2.9% 10/15/14	6,120	6,275
		6,276
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 5.35% 3/1/18	1,891	2,094
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	3,427	3,548
5.875% 1/15/36	1,780	1,513
		5,061
Media - 0.4%
AOL Time Warner, Inc.:
6.75% 4/15/11	1,522	1,624
6.875% 5/1/12	1,974	2,189
7.625% 4/15/31	4,975	5,769
Comcast Cable Communications, Inc. 6.75% 1/30/11	413	438
Comcast Corp.:
4.95% 6/15/16	1,520	1,587
5.5% 3/15/11	309	325
5.7% 5/15/18	7,229	7,676
5.85% 1/15/10	49	49
6.45% 3/15/37	4,360	4,549
COX Communications, Inc.:
4.625% 1/15/10	1,731	1,738
4.625% 6/1/13	3,612	3,810
6.25% 6/1/18 (f)	1,718	1,831
Liberty Media Corp.:
5.7% 5/15/13	1,430	1,346
8.25% 2/1/30	6,315	5,581
News America Holdings, Inc. 7.75% 12/1/45	15,780	17,577
News America, Inc.:
4.75% 3/15/10	198	199
5.3% 12/15/14	708	780
6.9% 3/1/19	2,758	3,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.4% 7/2/12	$ 1,976	$ 2,129
6.2% 7/1/13	1,879	2,084
6.75% 7/1/18	949	1,059
8.75% 2/14/19	5,351	6,654
Time Warner, Inc.:
5.875% 11/15/16	3,581	3,921
6.5% 11/15/36	3,450	3,665
		79,741
TOTAL CONSUMER DISCRETIONARY		99,728
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	5,328	5,776
6.875% 11/15/19 (f)	5,400	6,163
8.2% 1/15/39 (f)	10,075	12,973
Diageo Capital PLC 5.2% 1/30/13	4,139	4,498
FBG Finance Ltd. 5.125% 6/15/15 (f)	2,374	2,518
		31,928
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
0.6606% 6/1/10 (m)	1,856	1,857
6.036% 12/10/28	1,819	1,846
6.302% 6/1/37 (m)	3,829	3,293
		6,996
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (f)	572	627
General Mills, Inc. 5.65% 2/15/19	1,282	1,402
Kraft Foods, Inc.:
5.625% 11/1/11	2,959	3,164
6.75% 2/19/14	436	491
		5,684
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	1,447	1,557
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	20,958	25,932
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 2,366	$ 2,468
7.25% 6/15/37	7,970	8,036
		36,436
TOTAL CONSUMER STAPLES		82,601
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	3,632	4,430
Transocean Ltd. 5.25% 3/15/13	2,802	3,023
Weatherford International Ltd.:
4.95% 10/15/13	1,408	1,495
5.15% 3/15/13	1,841	1,948
		10,896
Oil, Gas & Consumable Fuels - 0.9%
BW Group Ltd. 6.625% 6/28/17 (f)	2,391	2,044
Canadian Natural Resources Ltd.:
5.15% 2/1/13	3,637	3,917
5.7% 5/15/17	937	1,012
Cenovus Energy, Inc.:
5.7% 10/15/19 (f)	5,492	5,823
6.75% 11/15/39 (f)	5,492	6,037
ConocoPhillips:
4.75% 2/1/14	853	927
5.75% 2/1/19	9,619	10,665
Duke Capital LLC:
6.25% 2/15/13	809	883
6.75% 2/15/32	8,145	8,607
Duke Energy Field Services:
5.375% 10/15/15 (f)	988	986
6.45% 11/3/36 (f)	8,650	7,788
6.875% 2/1/11	1,870	1,961
7.875% 8/16/10	839	877
El Paso Natural Gas Co. 5.95% 4/15/17	756	795
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	947	1,040
Enbridge Energy Partners LP:
5.875% 12/15/16	1,460	1,543
6.5% 4/15/18	1,918	2,147
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,335	2,580
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP:
5.6% 10/15/14	$ 1,581	$ 1,720
5.65% 4/1/13	563	606
5.9% 4/15/13	2,619	2,833
Gazstream SA 5.625% 7/22/13 (f)	666	679
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	3,123	3,339
Kinder Morgan Energy Partners LP 5.125% 11/15/14	12,250	13,056
Lukoil International Finance BV 6.656% 6/7/22 (f)	988	921
Nakilat, Inc. 6.067% 12/31/33 (f)	5,528	5,211
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	2,855	2,627
Nexen, Inc.:
5.05% 11/20/13	3,109	3,244
5.2% 3/10/15	735	774
5.875% 3/10/35	1,565	1,474
6.4% 5/15/37	5,235	5,228
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,881	3,172
Pemex Project Funding Master Trust 1.599% 6/15/10 (f)(m)	1,007	1,007
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	3,200	3,260
6.875% 1/20/40	4,800	4,942
7.875% 3/15/19	6,941	8,084
Plains All American Pipeline LP:
6.125% 1/15/17	1,940	2,094
7.75% 10/15/12	1,907	2,171
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	2,174	2,391
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	3,472	3,594
5.5% 9/30/14 (f)	4,853	5,096
5.832% 9/30/16 (f)	1,086	1,161
6.332% 9/30/27 (f)	5,910	5,866
6.75% 9/30/19 (f)	3,177	3,462
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	2,199	2,410
Source Gas LLC 5.9% 4/1/17 (f)	2,865	2,578
Suncor Energy, Inc.:
6.1% 6/1/18	9,176	10,053
6.85% 6/1/39	8,895	9,908
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,280	3,395
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Texas Eastern Transmission LP 6% 9/15/17 (f)	$ 1,301	$ 1,423
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)	1,917	1,794
XTO Energy, Inc.:
5% 1/31/15	1,414	1,510
5.65% 4/1/16	970	1,035
		181,750
TOTAL ENERGY		192,646
FINANCIALS - 3.5%
Capital Markets - 0.8%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (m)	1,892	1,893
4.245% 1/7/10	984	986
4.5% 10/28/10	1,482	1,533
5.3% 10/30/15	946	1,035
6.95% 8/10/12	13,792	15,499
BlackRock, Inc. 6.25% 9/15/17	1,565	1,730
Goldman Sachs Group, Inc.:
5.25% 10/15/13	4,773	5,144
5.95% 1/18/18	3,225	3,451
6.15% 4/1/18	1,593	1,719
6.75% 10/1/37	11,195	11,522
7.5% 2/15/19	19,421	22,935
JPMorgan Chase Capital XX 6.55% 9/29/36	11,840	10,851
Lazard Group LLC:
6.85% 6/15/17	3,104	3,183
7.125% 5/15/15	1,113	1,162
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	5,188	5,451
6.4% 8/28/17	2,110	2,214
6.875% 4/25/18	3,732	4,003
Morgan Stanley:
0.5344% 1/9/12 (m)	7,709	7,552
0.5844% 1/9/14 (m)	4,044	3,822
4.75% 4/1/14	642	653
5.05% 1/21/11	2,462	2,550
5.25% 11/2/12	198	212
5.45% 1/9/17	193	198
5.95% 12/28/17	445	468
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 6,140	$ 6,691
6.6% 4/1/12	4,624	5,051
6.75% 4/15/11	5,876	6,268
7.3% 5/13/19	6,528	7,358
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	790	804
The Bank of New York, Inc.:
4.3% 5/15/14	6,301	6,731
4.95% 11/1/12	3,124	3,412
5.45% 5/15/19	6,656	7,222
UBS AG Stamford Branch:
5.75% 4/25/18	3,319	3,430
5.875% 12/20/17	2,415	2,506
		159,239
Commercial Banks - 0.6%
ANZ National International Ltd. 6.2% 7/19/13 (f)	888	978
Bank of America NA 6% 10/15/36	7,045	7,007
Bank One Corp.:
5.25% 1/30/13	752	805
7.875% 8/1/10	559	586
BB&T Corp. 6.5% 8/1/11	1,005	1,072
Chase Manhattan Corp. 7.875% 6/15/10	1,255	1,301
Credit Suisse First Boston 6% 2/15/18	14,192	15,180
Credit Suisse First Boston New York Branch 5% 5/15/13	4,602	4,970
Credit Suisse New York Branch 5.5% 5/1/14	6,000	6,582
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (f)(m)	3,396	3,192
Export-Import Bank of Korea:
5.125% 2/14/11	2,361	2,438
5.25% 2/10/14 (f)	456	481
5.5% 10/17/12	1,824	1,953
Fifth Third Bancorp:
4.5% 6/1/18	100	82
8.25% 3/1/38	1,697	1,627
HBOS PLC 6.75% 5/21/18 (f)	560	521
HSBC Holdings PLC:
0.4841% 10/6/16 (m)	1,254	1,194
6.5% 5/2/36	6,175	6,664
6.5% 9/15/37	10,625	11,308
JPMorgan Chase Bank 6% 10/1/17	1,694	1,815
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.8% 7/1/14	$ 905	$ 902
7% 2/1/11	908	947
Korea Development Bank 4.625% 9/16/10	1,482	1,513
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (f)(m)	791	726
National City Bank, Cleveland 4.5% 3/15/10	2,379	2,400
PNC Funding Corp. 0.4206% 1/31/12 (m)	4,837	4,702
Regions Financial Corp. 7.75% 11/10/14	6,370	6,401
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (f)(m)	1,242	1,146
5.805% 6/20/16 (f)(m)	3,399	3,127
Standard Chartered Bank 6.4% 9/26/17 (f)	2,288	2,410
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(m)	2,371	2,288
Union Planters Corp. 7.75% 3/1/11	485	483
UnionBanCal Corp. 5.25% 12/16/13	535	557
Wachovia Bank NA 4.875% 2/1/15	1,138	1,177
Wachovia Corp.:
0.4134% 4/23/12 (m)	439	430
0.4144% 10/15/11 (m)	3,247	3,207
5.625% 10/15/16	2,748	2,882
5.75% 6/15/17	2,371	2,494
Wells Fargo & Co.:
4.2% 1/15/10	2,130	2,138
5.625% 12/11/17	2,371	2,474
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	469	496
		112,656
Consumer Finance - 0.4%
Capital One Bank USA NA 8.8% 7/15/19	5,725	6,780
Capital One Financial Corp. 7.375% 5/23/14	5,840	6,699
Discover Financial Services:
0.8297% 6/11/10 (m)	3,252	3,218
6.45% 6/12/17	11,229	10,782
General Electric Capital Corp.:
5.625% 9/15/17	22,752	23,731
5.9% 5/13/14	8,210	9,004
Household Finance Corp.:
6.375% 10/15/11	1,504	1,608
7% 5/15/12	378	415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp.:
5.25% 1/14/11	$ 1,058	$ 1,093
5.25% 1/15/14	852	902
MBNA America Bank NA 7.125% 11/15/12 (f)	561	613
MBNA Corp. 7.5% 3/15/12	1,300	1,431
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	3,432	3,430
ORIX Corp. 5.48% 11/22/11	311	314
SLM Corp.:
0.499% 3/15/11 (m)	90	83
0.5122% 10/25/11 (m)	6,795	6,002
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	273	284
		76,389
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	7,003	7,384
BP Capital Markets PLC 5.25% 11/7/13	16,534	18,395
Citigroup, Inc.:
0.3613% 5/18/11 (m)	2,272	2,235
5.3% 10/17/12	11,325	11,877
5.5% 4/11/13	8,594	8,882
6.125% 5/15/18	12,994	12,975
6.5% 1/18/11	1,057	1,104
6.5% 8/19/13	18,375	19,593
8.5% 5/22/19	12,000	13,553
CME Group, Inc. 5.75% 2/15/14	3,229	3,593
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	16,858	18,784
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(m)	1,723	793
International Lease Finance Corp.:
5.4% 2/15/12	2,316	1,975
6.375% 3/25/13	1,215	978
6.625% 11/15/13	2,200	1,776
JPMorgan Chase & Co.:
4.65% 6/1/14	8,500	9,080
4.891% 9/1/15 (m)	2,206	2,203
5.6% 6/1/11	2,503	2,673
5.75% 1/2/13	1,792	1,943
6.3% 4/23/19	8,000	8,915
6.75% 2/1/11	304	323
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	881	677
5.5% 1/15/14 (f)	562	470
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.7% 4/15/17 (f)	$ 1,371	$ 1,027
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	2,618	2,622
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(m)	1,878	1,662
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(m)	4,049	3,502
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(m)	1,303	1,053
		160,047
Insurance - 0.4%
Allstate Corp. 7.45% 5/16/19	7,800	9,327
Assurant, Inc.:
5.625% 2/15/14	1,546	1,618
6.75% 2/15/34	1,590	1,364
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	467
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(m)	1,205	976
Jackson National Life Global Funding 5.375% 5/8/13 (f)	609	624
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	481	392
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	5,500	6,739
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (f)(m)	5,556	5,459
MetLife, Inc.:
5% 6/15/15	941	1,011
6.125% 12/1/11	800	868
6.75% 6/1/16	5,158	5,925
7.717% 2/15/19	8,679	10,407
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	2,668	2,721
5.125% 4/10/13 (f)	452	485
5.125% 6/10/14 (f)	4,625	4,966
Monumental Global Funding II 5.65% 7/14/11 (f)	1,336	1,371
Monumental Global Funding III 5.5% 4/22/13 (f)	1,780	1,869
New York Life Insurance Co. 6.75% 11/15/39 (f)	5,675	5,734
Pacific Life Global Funding 5.15% 4/15/13 (f)	2,737	2,907
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	5,170	5,904
Prudential Financial, Inc.:
5.15% 1/15/13	1,752	1,852
5.4% 6/13/35	365	319
5.5% 3/15/16	344	355
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.7% 12/14/36	$ 310	$ 281
6.2% 1/15/15	920	991
7.375% 6/15/19	2,520	2,862
8.875% 6/15/68 (m)	2,403	2,475
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(m)	2,702	2,333
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,189	3,826
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	1,010	1,035
		87,463
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	2,086	2,161
Arden Realty LP 5.2% 9/1/11	1,083	1,129
AvalonBay Communities, Inc.:
4.95% 3/15/13	296	305
5.5% 1/15/12	1,020	1,076
6.625% 9/15/11	290	310
Brandywine Operating Partnership LP:
5.625% 12/15/10	3,298	3,351
5.75% 4/1/12	1,502	1,547
BRE Properties, Inc. 4.875% 5/15/10	2,089	2,088
Camden Property Trust:
4.375% 1/15/10	1,195	1,198
5.375% 12/15/13	531	547
5.875% 11/30/12	2,392	2,528
CPG Partners LP 6% 1/15/13	823	869
Developers Diversified Realty Corp.:
4.625% 8/1/10	2,436	2,412
5% 5/3/10	1,812	1,804
5.25% 4/15/11	1,967	1,944
5.375% 10/15/12	1,039	990
Duke Realty LP:
4.625% 5/15/13	507	497
5.25% 1/15/10	367	368
5.4% 8/15/14	447	445
5.5% 3/1/16	3,075	2,932
5.625% 8/15/11	5,086	5,237
5.875% 8/15/12	92	95
Equity One, Inc.:
6% 9/15/17	690	636
6.25% 1/15/17	399	374
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust:
5.4% 12/1/13	$ 334	$ 345
6% 7/15/12	2,371	2,490
6.2% 1/15/17	501	499
HRPT Properties Trust:
5.75% 11/1/15	719	689
6.25% 6/15/17	996	931
6.65% 1/15/18	499	473
Liberty Property LP:
5.125% 3/2/15	686	660
5.5% 12/15/16	1,202	1,144
Mack-Cali Realty LP:
5.05% 4/15/10	655	658
7.75% 2/15/11	789	823
Simon Property Group LP:
4.6% 6/15/10	886	898
4.875% 8/15/10	545	557
5% 3/1/12	294	308
5.375% 6/1/11	502	525
5.6% 9/1/11	2,197	2,315
5.75% 5/1/12	1,024	1,093
6.75% 5/15/14	5,698	6,243
7.75% 1/20/11	664	697
Tanger Properties LP 6.15% 11/15/15	20	20
Washington (REIT) 5.95% 6/15/11	2,940	3,009
		59,220
Real Estate Management & Development - 0.0%
ERP Operating LP 5.5% 10/1/12	358	379
Post Apartment Homes LP:
5.45% 6/1/12	1,096	1,099
6.3% 6/1/13	1,938	1,957
Regency Centers LP:
4.95% 4/15/14	494	477
5.25% 8/1/15	1,725	1,698
5.875% 6/15/17	854	818
		6,428
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.65% 5/1/18	9,440	9,514
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
7.375% 5/15/14	$ 1,614	$ 1,812
7.625% 6/1/19	21,000	24,049
Countrywide Financial Corp. 5.8% 6/7/12	2,358	2,521
Countrywide Home Loans, Inc. 4% 3/22/11	3,498	3,573
Independence Community Bank Corp.:
2.1097% 4/1/14 (m)	3,410	3,302
2.3519% 6/20/13 (m)	1	1
4.9% 9/23/10	1,371	1,409
		46,181
TOTAL FINANCIALS		707,623
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	2,390	2,664
Health Care Providers & Services - 0.0%
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,312
6.3% 8/15/14	2,925	2,883
Express Scripts, Inc. 6.25% 6/15/14	3,209	3,560
		7,755
Pharmaceuticals - 0.1%
AstraZeneca PLC 6.45% 9/15/37	2,307	2,694
Bristol-Myers Squibb Co. 5.45% 5/1/18	2,371	2,611
Novartis Capital Corp. 4.125% 2/10/14	2,369	2,539
Roche Holdings, Inc. 5% 3/1/14 (f)	4,805	5,253
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	775	840
		13,937
TOTAL HEALTH CARE		24,356
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	2,135	2,170
6.375% 6/1/19 (f)	5,000	5,555
6.4% 12/15/11 (f)	661	709
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (f)	$ 2,615	$ 2,523
7.45% 5/1/34 (f)	3,000	2,603
		13,560
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	201	199
Continental Airlines, Inc.:
6.648% 3/15/19	2,404	2,284
6.82% 5/1/18	179	168
6.9% 7/2/19	692	664
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	294	278
7.57% 11/18/10	7,740	7,779
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,764	1,490
8.36% 7/20/20	1,184	1,030
		13,892
Building Products - 0.0%
Masco Corp. 0.5997% 3/12/10 (m)	3,811	3,788
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	2,044	2,121
5.45% 10/15/12	4,620	5,106
6% 10/15/17	2,368	2,651
General Electric Co. 5.25% 12/6/17	25,356	26,374
		36,252
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	494	518
TOTAL INDUSTRIALS		68,010
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
4.45% 1/15/20	5,177	5,266
5.5% 1/15/40	5,090	5,061
		10,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 2,385	$ 2,550
6% 10/1/12	3,134	3,369
6.55% 10/1/17	1,908	2,035
7.125% 10/1/37	2,405	2,502
		10,456
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	1,295	1,372
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp. 0.549% 6/15/10 (m)	3,403	3,357
TOTAL INFORMATION TECHNOLOGY		25,512
MATERIALS - 0.4%
Chemicals - 0.1%
Dow Chemical Co.:
7.6% 5/15/14	5,119	5,812
8.55% 5/15/19	5,119	6,050
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	5,921	6,018
Lubrizol Corp. 8.875% 2/1/19	750	946
		18,826
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,482	1,559
Containers & Packaging - 0.0%
Pactiv Corp.:
5.875% 7/15/12	1,385	1,481
6.4% 1/15/18	1,414	1,516
		2,997
Metals & Mining - 0.3%
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,597	1,723
5.5% 4/1/14	6,648	7,399
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,618	1,815
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	9,881	10,845
6.5% 7/15/18	9,139	10,128
7.125% 7/15/28	9,574	10,852
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
United States Steel Corp. 6.65% 6/1/37	$ 4,497	$ 3,602
Vale Overseas Ltd. 6.25% 1/23/17	1,877	2,010
		48,374
TOTAL MATERIALS		71,756
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,090	2,447
AT&T, Inc.:
5.8% 2/15/19	7,105	7,671
6.3% 1/15/38	12,550	13,040
6.7% 11/15/13	949	1,088
6.8% 5/15/36	15,241	16,527
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,404	1,655
BellSouth Corp. 6.55% 6/15/34	4,340	4,558
British Telecommunications PLC 9.125% 12/15/10 (d)	2,197	2,358
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,979	2,138
SBC Communications, Inc.:
5.1% 9/15/14	1,754	1,910
5.875% 2/1/12	2,210	2,399
5.875% 8/15/12	790	871
Sprint Capital Corp. 6.875% 11/15/28	15,445	11,584
Telecom Italia Capital SA:
4% 1/15/10	3,953	3,966
4.95% 9/30/14	2,594	2,739
5.25% 10/1/15	3,073	3,234
6.999% 6/4/18	8,694	9,694
7.2% 7/18/36	7,024	7,718
7.721% 6/4/38	3,569	4,147
Telefonica Emisiones SAU:
0.6094% 2/4/13 (m)	1,943	1,906
5.877% 7/15/19	5,604	6,154
6.421% 6/20/16	939	1,065
Telefonos de Mexico SA de CV 4.75% 1/27/10	5,015	5,040
Verizon Communications, Inc.:
6.1% 4/15/18	2,674	2,946
6.25% 4/1/37	4,611	4,835
Verizon Global Funding Corp. 7.25% 12/1/10	2,216	2,354
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New England, Inc. 6.5% 9/15/11	$ 720	$ 775
Verizon New York, Inc. 6.875% 4/1/12	2,145	2,360
		127,179
Wireless Telecommunication Services - 0.1%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (f)	6,632	6,846
5.875% 10/1/19 (f)	6,471	6,697
Verizon Wireless Capital LLC 5.55% 2/1/14	1,919	2,115
Vodafone Group PLC:
5% 12/16/13	1,856	2,005
5.5% 6/15/11	2,232	2,367
		20,030
TOTAL TELECOMMUNICATION SERVICES		147,209
UTILITIES - 0.7%
Electric Utilities - 0.4%
AmerenUE 6.4% 6/15/17	2,415	2,681
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,325	3,571
Commonwealth Edison Co. 5.4% 12/15/11	1,409	1,514
EDP Finance BV:
5.375% 11/2/12 (f)	1,612	1,763
6% 2/2/18 (f)	2,964	3,271
Exelon Corp. 4.9% 6/15/15	2,587	2,734
FirstEnergy Corp. 6.45% 11/15/11	71	77
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (f)	1,798	1,869
6.05% 8/15/21 (f)	4,186	4,382
6.8% 8/15/39 (f)	3,260	3,388
Florida Power Corp. 5.65% 6/15/18	3,630	4,018
Illinois Power Co. 6.125% 11/15/17	333	362
Massachusetts Electric Co. 5.9% 11/15/39 (f)	5,427	5,582
Nevada Power Co.:
6.5% 5/15/18	5,290	5,850
6.5% 8/1/18	1,270	1,407
Oncor Electric Delivery Co. 6.375% 5/1/12	2,208	2,409
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	2,924	3,194
PECO Energy Co. 5.6% 10/15/13	8,290	9,165
Pennsylvania Electric Co. 6.05% 9/1/17	618	665
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc.:
4% 5/15/10	$ 1,804	$ 1,825
6.45% 8/15/12	3,016	3,267
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)	4,819	4,180
Progress Energy, Inc.:
6% 12/1/39	5,428	5,504
7.1% 3/1/11	2,737	2,916
Sierra Pacific Power Co. 5.45% 9/1/13	1,261	1,355
Tampa Electric Co. 6.15% 5/15/37	4,486	4,764
West Penn Power Co. 5.95% 12/15/17 (f)	254	271
Wisconsin Electric Power Co. 6.25% 12/1/15	2,435	2,851
		84,835
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	357	375
Texas Eastern Transmission Corp. 7.3% 12/1/10	2,507	2,640
		3,015
Independent Power Producers & Energy Traders - 0.0%
Constellation Energy Group, Inc. 7% 4/1/12	5,210	5,705
Duke Capital LLC 5.668% 8/15/14	1,662	1,788
Exelon Generation Co. LLC 5.35% 1/15/14	1,235	1,329
		8,822
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,178	3,295
5.2% 8/15/19	4,289	4,512
6.3% 9/30/66 (m)	12,002	10,562
7.5% 6/30/66 (m)	3,402	3,351
DTE Energy Co. 7.05% 6/1/11	795	848
KeySpan Corp. 7.625% 11/15/10	400	424
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,320	1,433
5.875% 10/1/12	2,361	2,604
6.5% 9/15/37	5,329	6,000
National Grid PLC 6.3% 8/1/16	1,194	1,320
NiSource Finance Corp.:
5.25% 9/15/17	682	668
5.4% 7/15/14	1,089	1,139
5.45% 9/15/20	2,219	2,159
6.4% 3/15/18	1,072	1,121
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
6.8% 1/15/19	$ 4,065	$ 4,382
7.875% 11/15/10	826	869
Wisconsin Energy Corp. 6.25% 5/15/67 (m)	4,990	4,404
WPS Resources Corp. 6.11% 12/1/66 (m)	713	595
		49,686
TOTAL UTILITIES		146,358
TOTAL NONCONVERTIBLE BONDS (Cost $1,419,495)		1,565,799
U.S. Government and Government Agency Obligations - 7.4%

U.S. Government Agency Obligations - 0.1%
Fannie Mae 2.75% 3/13/14	17,370	17,957
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	16,348	16,752
1.625% 1/15/15	109,710	116,209
1.625% 1/15/18	16,944	17,368
1.875% 7/15/19	60,688	65,098
2% 1/15/14 (j)	112,205	120,325
2.125% 1/15/19	100,589	110,037
2.375% 1/15/27 (j)	61,042	67,338
2.5% 7/15/16	149,715	167,192
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		680,319
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bills, yield at date of purchase 0.04% 12/10/09 (i)	13,300	13,300
U.S. Treasury Bonds 4.375% 11/15/39	10,000	10,317
U.S. Treasury Notes:
1.375% 11/15/12	71,415	71,973
1.875% 6/15/12	5,466	5,601
1.875% 4/30/14	258,380	259,591
2.375% 9/30/14	50,000	51,043
2.375% 10/31/14	79,000	80,499
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.625% 7/31/14	$ 270,000	$ 279,366
3.625% 8/15/19	7,000	7,248
TOTAL U.S. TREASURY OBLIGATIONSTOTAL		778,938
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,413,547)		1,477,214
U.S. Government Agency - Mortgage Securities - 2.1%

Fannie Mae - 1.4%
4% 4/1/24 to 9/1/39	8,899	9,085
4% 12/1/24 (g)	4,500	4,621
4% 12/1/24 (g)	1,000	1,027
4% 12/1/24 (g)	1,000	1,027
4.291% 6/1/36 (m)	424	440
4.5% 12/1/24 (g)	5,000	5,237
4.5% 4/1/38 to 9/1/39	37,739	38,789
4.5% 12/1/39 (g)	2,000	2,052
4.5% 12/1/39 (g)	17,000	17,446
5% 12/1/24 (g)	3,400	3,611
5% 12/1/25 to 8/1/38	4,223	4,440
5% 12/1/39 (h)	5,000	5,243
5% 12/1/39 (h)	15,000	15,728
5% 12/1/39 (h)	3,300	3,460
5.5% 1/1/24 to 3/1/39 (h)	79,395	84,872
5.5% 12/1/24 (g)	7,000	7,495
5.5% 12/1/24 (g)	6,000	6,424
5.569% 7/1/37 (m)	1,465	1,527
5.976% 4/1/36 (m)	1,023	1,071
6% 2/1/23 to 9/1/38	26,421	28,575
6% 12/1/39 (g)	2,500	2,680
6% 12/1/39 (g)(h)	21,000	22,510
6.306% 4/1/36 (m)	1,173	1,243
6.5% 1/1/36 to 9/1/36	7,902	8,615
6.5% 12/1/39 (g)	3,300	3,565
TOTAL FANNIE MAE		280,783
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.4%
5% 3/1/19 to 7/1/38	$ 41,204	$ 43,544
5.692% 10/1/35 (m)	737	781
6% 11/1/33 to 9/1/37	2,967	3,200
6% 12/1/39 (h)	9,000	9,655
6.5% 11/1/34 to 3/1/36 (h)	24,523	26,722
TOTAL FREDDIE MAC		83,902
Government National Mortgage Association - 0.3%
5.5% 12/15/31 to 5/15/39	5,708	6,094
5.5% 12/1/39 (g)	13,000	13,837
5.5% 12/1/39 (g)	6,000	6,386
6% 2/15/34	16,908	18,439
6.5% 3/15/34	8,275	9,044
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		53,800
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $404,336)		418,485
Asset-Backed Securities - 0.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (m)	1,999	1,084
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (m)	855	3
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (m)	256	239
Class M2, 1.3359% 2/25/34 (m)	482	247
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (m)	278	244
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (m)	18	18
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (m)	299	8
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (m)	187	4
Class M5, 0.6259% 4/25/36 (m)	177	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2666% 9/20/13 (m)	3,495	3,356
Series 2006-A7 Class A7, 0.2566% 10/20/12 (m)	1,621	1,556
Series 2006-C1 Class C1, 0.7166% 10/20/14 (m)	482	10
Series 2007-A1 Class A, 0.2866% 1/20/15 (m)	1,084	1,041
Series 2007-A4 Class A4, 0.2666% 4/22/13 (m)	1,796	1,724
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (f)(m)	$ 536	$ 536
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	149	152
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	777	697
Series 2007-2M Class A3, 5.22% 4/8/10	286	291
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (m)	126	91
Series 2004-R11 Class M1, 0.8959% 11/25/34 (m)	628	309
Series 2004-R2 Class M3, 0.7859% 4/25/34 (m)	168	64
Series 2005-R2 Class M1, 0.6859% 4/25/35 (m)	2,266	1,676
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (m)	53	30
Series 2004-W11 Class M2, 0.9359% 11/25/34 (m)	616	281
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (m)	1,600	821
Class M2, 0.8359% 5/25/34 (m)	1,341	993
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (m)	1,703	524
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (m)	2,929	1,622
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (m)	457	310
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (m)	261	13
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(m)	6,960	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.3859% 8/25/36 (m)	1,700	1,636
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,580	1,390
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (m)	2,521	2,395
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (m)	670	646
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	287	288
Series 2006-2:
Class B, 5.07% 12/15/11	2,220	2,270
Class C, 5.31% 6/15/12	1,633	1,666
Series 2007-1 Class C, 5.38% 11/15/12	583	576
Series 2007-SN1 Class D, 6.05% 1/17/12	285	274
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	535	541
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5288% 4/15/13 (f)(m)	$ 3,191	$ 3,140
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (f)(m)	502	98
Class B, 0.9866% 7/20/39 (f)(m)	290	39
Class C, 1.3366% 7/20/39 (f)(m)	372	4
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	641	641
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (m)	5,102	180
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (m)	467	9
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (m)	3,478	116
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (m)	205	8
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (m)	1,978	649
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (f)(m)	219	181
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	629	542
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	267	258
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5059% 10/25/35 (m)	3,591	3,480
Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (m)	840	32
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (m)	3	3
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (m)	150	145
Series 2007-4 Class A1A, 0.3559% 9/25/37 (m)	851	826
Series 2007-5 Class 2A1, 0.3359% 4/25/29 (m)	10,013	9,028
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	363	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (m)	1,012	548
Class M4, 1.2059% 4/25/34 (m)	175	92
Series 2004-4 Class M2, 0.7659% 6/25/34 (m)	645	408
Series 2005-3 Class MV1, 0.6559% 8/25/35 (m)	2,003	1,838
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (m)	335	322
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	653	665
Series 2007-B Class A3, 5.47% 11/15/11 (f)	252	254
Series 2007-C Class A3, 5.43% 5/15/12 (f)	241	245
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (m)	3,191	3,178
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	$ 1,190	$ 1,214
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (m)	43	24
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (m)	319	59
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (m)	6,512	1,920
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (m)	30	8
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (m)	4,455	4,117
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (m)	182	177
Series 2006-FF14 Class A2, 0.2959% 10/25/36 (m)	3,059	2,798
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (m)	35	35
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	564	595
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (m)	848	789
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	71	72
Series 2007-1:
Class A4, 5.03% 2/16/15	500	516
Class C, 5.43% 2/16/15	613	441
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (m)	79	38
Class M2, 0.9859% 2/25/34 (m)	126	101
Series 2005-A:
Class M3, 0.7259% 1/25/35 (m)	1,041	356
Class M4, 0.9159% 1/25/35 (m)	399	47
Series 2006-D Class M1, 0.4659% 11/25/36 (m)	325	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (f)(m)	3,122	2,763
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,776	1,332
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (f)(m)	353	320
Series 2006-2A:
Class A, 0.4188% 11/15/34 (f)(m)	2,043	1,532
Class B, 0.5188% 11/15/34 (f)(m)	737	258
Class C, 0.6188% 11/15/34 (f)(m)	1,225	343
Class D, 0.9888% 11/15/34 (f)(m)	466	98
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (m)	5,209	5,143
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (m)	$ 959	$ 907
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (m)	736	442
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	97	100
Class C, 5.74% 12/15/14	207	189
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8859% 6/25/34 (m)	2,938	1,622
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (m)	1,186	54
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (m)	17	13
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (m)	473	7
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (f)(m)	724	145
Series 2006-3:
Class B, 0.6359% 9/25/46 (f)(m)	719	115
Class C, 0.7859% 9/25/46 (f)(m)	1,676	184
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (m)	498	266
Series 2003-3 Class M1, 1.5259% 8/25/33 (m)	962	455
Series 2003-5 Class A2, 0.9359% 12/25/33 (m)	36	14
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (m)	250	237
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (m)	3,035	2,893
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (m)	16	15
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (m)	1,021	615
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (m)	1,642	486
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	106	107
Class C, 5.34% 11/15/12	138	138
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (m)	3,185	107
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (m)	1,641	884
Class MV1, 0.4659% 11/25/36 (m)	1,335	131
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (m)	574	23
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (m)	1,063	863
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (m)	210	210
Class 2C, 1.4331% 3/27/42 (m)	2,909	522
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (f)(m)	$ 301	$ 0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,980	2,982
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (m)	318	240
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	19	16
Class C, 5.691% 10/20/28 (f)	9	7
Class D, 6.01% 10/20/28 (f)	103	69
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (m)	589	27
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (m)	861	36
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (m)	219	99
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	364	367
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (m)	859	610
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (m)	2,702	1,947
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (m)	57	54
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (m)	3,640	2,249
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (m)	63	43
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (m)	484	237
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (m)	439	203
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (m)	457	48
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (m)	136	135
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (m)	65	0*
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (m)	4,086	89
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(m)(p)	4,353	178
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (p)	3,111	576
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (p)	3,238	30
Series 2006-1 Class AIO, 5.5% 4/25/11 (p)	466	27
Series 2006-2 Class AIO, 6% 8/25/11 (p)	232	18
Series 2006-3:
Class A1, 0.2659% 9/25/19 (m)	519	515
Class AIO, 7.1% 1/25/12 (p)	371	49
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2006-4:
Class A1, 0.2659% 3/25/25 (m)	$ 733	$ 723
Class AIO, 6.35% 2/27/12 (p)	1,181	147
Class D, 1.3359% 5/25/32 (m)	2,225	56
Series 2007-1 Class AIO, 7.27% 4/25/12 (p)	1,587	244
Series 2007-2 Class AIO, 6.7% 7/25/12 (p)	1,351	211
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (m)	1,566	329
Series 2005-D Class M2, 0.7059% 2/25/36 (m)	857	83
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (m)	409	394
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (m)	4	4
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (f)(m)	621	242
Series 2006-1A Class A, 1.6366% 3/20/11 (f)(m)	1,290	477
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (m)	143	138
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (m)	219	206
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (m)	585	156
Class M4, 1.6859% 9/25/34 (m)	750	101
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (m)	440	48
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (m)	2,624	1,758
Class M3, 0.7959% 1/25/35 (m)	525	284
Class M4, 1.0659% 1/25/35 (m)	1,620	246
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (m)	1,920	29
Class M9, 2.1159% 5/25/35 (m)	2,718	9
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (f)(m)	3,609	3,498
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	531	522
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (m)	390	12
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (m)	204	198
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (m)	6	2
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (m)	$ 2,064	$ 1,154
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (m)	96	2
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (m)	826	439
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (m)	477	436
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (f)(m)	1,148	1,016
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (m)	1,396	279
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	655	7
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (m)	90	22
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (m)	151	93
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (m)	9,341	8,813
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (f)(m)	1,436	466
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (m)	1,482	1,348
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (m)	1,373	1,373
Class B, 0.5388% 1/15/12 (m)	1,138	1,135
Class C, 0.8388% 1/15/12 (m)	1,638	1,630
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	1,338	1,247
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (m)	3,836	3,787
Class B, 0.4588% 6/15/12 (m)	424	414
Class C, 0.7388% 6/15/12 (m)	254	246
Series 2007-2 Class A, 0.8888% 10/15/12 (m)	2,863	2,816
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (m)	32	11
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (f)(m)	2,122	106
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	604	628
Series 2007-A Class A3, 5.28% 2/13/12	1,062	1,070
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (m)	4,027	3,891
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	$ 733	$ 746
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	408	419
Class D, 5.54% 12/20/12 (f)	582	559
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	974	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (m)	662	11
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (f)(m)	9,213	8,797
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	8,635	8,941
Series 2007-A5A Class A5, 0.9888% 10/15/14 (f)(m)	1,190	1,191
Series 2007-C1 Class C1, 0.6388% 5/15/14 (f)(m)	5,706	5,644
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	8	0*
Series 2006-2 Class A2, 0.3359% 7/25/36 (m)	278	272
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (f)(m)	1,964	236
TOTAL ASSET-BACKED SECURITIES (Cost $166,824)		173,617
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (f)(m)	1,568	1,019
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (m)	73	17
Class C, 5.6986% 4/10/49 (m)	194	41
Class D, 5.6986% 4/10/49 (m)	97	18
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (m)	2,173	1,900
Series 2004-1 Class 2A2, 3.679% 10/25/34 (m)	2,403	2,067
Series 2004-A Class 2A2, 5.4434% 2/25/34 (m)	1,271	1,123
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (m)	189	154
Class 2A2, 4.5597% 3/25/34 (m)	1,438	1,244
Series 2004-D Class 2A2, 3.8733% 5/25/34 (m)	2,358	2,057
Series 2004-G Class 2A7, 3.9311% 8/25/34 (m)	2,036	1,770
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-H Class 2A1, 3.7624% 9/25/34 (m)	$ 1,895	$ 1,593
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(m)(p)	42,230	3,083
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (m)	2,862	1,939
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (f)(m)(p)	4,528	62
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (m)	611	539
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (m)	4,544	4,141
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (m)	1,314	1,350
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (m)	1,571	1,425
Class A4, 3.2708% 8/25/34 (m)	1,307	1,192
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)	1,468	367
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (f)(m)	1,314	1,207
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (m)	34	33
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (m)	1,619	252
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (m)	304	267
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (m)	3,770	1,252
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (m)	346	327
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (m)	54	32
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (m)	2,002	1,750
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (f)(m)	3,771	3,323
Class C2, 0.7541% 10/18/54 (f)(m)	1,263	821
Class M2, 0.5341% 10/18/54 (f)(m)	2,165	1,765
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Fosse Master Issuer PLC: - continued
Series 2007-1A Class C2, 0.8341% 10/18/54 (f)(m)	$ 321	$ 298
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (f)(m)	3,161	2,383
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (f)(m)	3,418	2,734
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (m)	206	51
Series 2006-1A Class C2, 0.8366% 12/20/54 (f)(m)	7,110	1,778
Series 2006-2 Class C1, 0.7066% 12/20/54 (m)	5,920	1,776
Series 2006-3 Class C2, 0.7366% 12/20/54 (m)	1,233	308
Series 2006-4:
Class B1, 0.3266% 12/20/54 (m)	4,556	2,642
Class C1, 0.6166% 12/20/54 (m)	2,785	696
Class M1, 0.4066% 12/20/54 (m)	1,198	551
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (m)	2,417	725
Class 1M1, 0.3866% 12/20/54 (m)	1,611	725
Class 2C1, 0.6666% 12/20/54 (m)	1,098	329
Class 2M1, 0.4866% 12/20/54 (m)	2,067	930
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (m)	2,864	716
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (m)	472	152
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (m)	809	639
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (m)	446	230
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (m)	250	82
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)	141	145
Class A3, 5.447% 6/12/47 (m)	2,492	2,290
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (m)	2,355	1,720
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (m)	2,492	2,295
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (m)	1,859	1,697
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (m)	3,254	2,922
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	591	557
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (f)(m)	$ 446	$ 206
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (m)	1,491	578
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (m)	545	4
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (m)	2,227	1,116
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (f)(m)	273	199
Class C, 0.4288% 6/15/22 (f)(m)	1,682	1,093
Class D, 0.4388% 6/15/22 (f)(m)	647	382
Class E, 0.4488% 6/15/22 (f)(m)	1,035	507
Class F, 0.4788% 6/15/22 (f)(m)	1,683	741
Class G, 0.5488% 6/15/22 (f)(m)	387	163
Class H, 0.5688% 6/15/22 (f)(m)	778	272
Class J, 0.6088% 6/15/22 (f)(m)	906	254
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (m)	2,102	1,850
Series 2005-A2 Class A7, 4.4759% 2/25/35 (m)	2,466	2,052
Series 2006-A6 Class A4, 3.5963% 10/25/33 (m)	1,786	1,582
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)	5,626	5,621
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (m)	3,099	2,092
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (m)	3,232	169
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (m)	2,452	2,244
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (m)	988	763
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (f)(m)	2,374	1,369
Class B6, 3.0916% 7/10/35 (f)(m)	505	250
Series 2004-A:
Class B4, 1.4416% 2/10/36 (f)(m)	784	378
Class B5, 1.9416% 2/10/36 (f)(m)	523	252
Series 2004-B:
Class B4, 1.3416% 2/10/36 (f)(m)	613	261
Class B5, 1.7916% 2/10/36 (f)(m)	449	215
Class B6, 2.2416% 2/10/36 (f)(m)	159	63
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2004-C:
Class B4, 1.1916% 9/10/36 (f)(m)	$ 803	$ 365
Class B5, 1.5916% 9/10/36 (f)(m)	895	386
Class B6, 1.9916% 9/10/36 (f)(m)	166	59
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,278	1,131
Series 2004-SL3 Class A1, 7% 8/25/16	117	103
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (f)(m)	511	365
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	185	162
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (m)	49	27
Series 2004-7 Class A3B, 1.535% 7/20/34 (m)	32	20
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (f)(m)	87	70
Series 2003-15A Class 4A, 5.3969% 4/25/33 (m)	662	607
Series 2003-20 Class 1A1, 5.5% 7/25/33	642	626
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (m)	3,593	1,690
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3559% 7/25/36 (m)	9,892	9,126
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (m)	29	28
Series 2003-AR8 Class A, 2.8511% 8/25/33 (m)	1,067	998
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (m)	2,865	2,359
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.1685% 12/25/34 (m)	990	900
Series 2004-H Class A1, 4.5261% 6/25/34 (m)	2,258	2,108
Series 2004-W Class A9, 3.154% 11/25/34 (m)	4,976	4,208
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (m)	789	731
Series 2005-AR12:
Class 2A5, 3.787% 7/25/35 (m)	12,260	10,258
Class 2A6, 3.787% 7/25/35 (m)	666	595
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	$ 3,550	$ 3,128
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (m)	1,204	1,059
TOTAL PRIVATE SPONSOR		133,286
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	2,932	2,947
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $116,603)		136,233
Commercial Mortgage Securities - 2.2%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (m)	1,537	1,419
Class A2, 6.8024% 2/14/43 (m)	966	1,047
Class A3, 6.8524% 2/14/43 (m)	1,043	1,137
Class PS1, 1.3956% 2/14/43 (m)(p)	4,724	184
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (m)	1,534	1,554
Series 2006-4 Class A1, 5.363% 7/10/46 (m)	730	745
Series 2006-5:
Class A1, 5.185% 9/10/47	884	900
Class A2, 5.317% 9/10/47	5,071	5,111
Class A3, 5.39% 9/10/47	1,832	1,781
Series 2006-6 Class A3, 5.369% 12/10/16	2,628	2,475
Series 2007-2 Class A1, 5.421% 4/10/49	536	556
Series 2007-4 Class A3, 5.8114% 2/10/51 (m)	1,310	1,258
Series 2006-6 Class E, 5.619% 10/10/45 (f)	759	107
Series 2007-3:
Class A3, 5.8372% 6/10/49 (m)	2,194	2,114
Class A4, 5.658% 6/10/49 (m)	2,739	2,273
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	229	230
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	2,541
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 1,698	$ 1,700
Class A4, 4.153% 11/10/38	1,666	1,647
Series 2004-4 Class A3, 4.128% 7/10/42	507	509
Series 2005-1 Class A3, 4.877% 11/10/42	4,103	4,104
Series 2006-1 Class A1, 5.219% 9/10/45 (m)	1,767	1,795
Series 2007-1 Class A2, 5.381% 1/15/49	3,695	3,702
Series 2001-3 Class H, 6.562% 4/11/37 (f)	735	720
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	329	298
Class K, 6.15% 5/11/35 (f)	611	512
Series 2002-2 Class XP, 1.8075% 7/11/43 (f)(m)(p)	1,481	2
Series 2003-2 Class XP, 0.3123% 3/11/41 (f)(m)(p)	16,244	54
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)	4,082	4,036
Series 2005-6 Class A3, 5.1788% 9/10/47 (m)	2,365	2,373
Series 2007-1 Class B, 5.543% 1/15/49	791	271
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (f)(m)	564	384
Class D, 0.5988% 3/15/22 (f)(m)	572	360
Class E, 0.6388% 3/15/22 (f)(m)	472	274
Class F, 0.7088% 3/15/22 (f)(m)	676	358
Class G, 0.7688% 3/15/22 (f)(m)	438	210
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (f)(m)	844	667
Class D, 0.4488% 10/15/19 (f)(m)	1,031	763
Class E, 0.4788% 10/15/19 (f)(m)	956	650
Class F, 0.5488% 10/15/19 (f)(m)	2,868	1,664
Class G, 0.5688% 10/15/19 (f)(m)	1,350	607
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (f)(m)	101	52
Series 2004-1:
Class A, 0.5959% 4/25/34 (f)(m)	1,705	1,237
Class B, 2.1359% 4/25/34 (f)(m)	191	86
Class M1, 0.7959% 4/25/34 (f)(m)	153	95
Class M2, 1.4359% 4/25/34 (f)(m)	141	75
Series 2004-2:
Class A, 0.6659% 8/25/34 (f)(m)	1,328	966
Class M1, 0.8159% 8/25/34 (f)(m)	228	123
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-3:
Class A1, 0.6059% 1/25/35 (f)(m)	$ 2,908	$ 2,035
Class A2, 0.6559% 1/25/35 (f)(m)	417	267
Class M1, 0.7359% 1/25/35 (f)(m)	502	271
Class M2, 1.2359% 1/25/35 (f)(m)	239	110
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (f)(m)	2,124	1,426
Class M1, 0.6659% 8/25/35 (f)(m)	115	54
Class M2, 0.7159% 8/25/35 (f)(m)	190	83
Class M3, 0.7359% 8/25/35 (f)(m)	105	43
Class M4, 0.8459% 8/25/35 (f)(m)	97	37
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (f)(m)	856	593
Class A2, 0.6359% 11/25/35 (f)(m)	771	467
Class M1, 0.6759% 11/25/35 (f)(m)	101	48
Class M2, 0.7259% 11/25/35 (f)(m)	128	57
Class M3, 0.7459% 11/25/35 (f)(m)	115	48
Class M4, 0.8359% 11/25/35 (f)(m)	143	56
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (f)(m)	1,991	1,225
Class B1, 1.6359% 1/25/36 (f)(m)	172	50
Class M1, 0.6859% 1/25/36 (f)(m)	642	308
Class M2, 0.7059% 1/25/36 (f)(m)	193	87
Class M3, 0.7359% 1/25/36 (f)(m)	281	118
Class M4, 0.8459% 1/25/36 (f)(m)	156	58
Class M5, 0.8859% 1/25/36 (f)(m)	156	53
Class M6, 0.9359% 1/25/36 (f)(m)	165	51
Series 2006-1:
Class A2, 0.5959% 4/25/36 (f)(m)	303	180
Class M1, 0.6159% 4/25/36 (f)(m)	108	47
Class M2, 0.6359% 4/25/36 (f)(m)	115	46
Class M3, 0.6559% 4/25/36 (f)(m)	99	37
Class M4, 0.7559% 4/25/36 (f)(m)	56	20
Class M5, 0.7959% 4/25/36 (f)(m)	54	19
Class M6, 0.8759% 4/25/36 (f)(m)	108	35
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (f)(m)	4,656	3,130
Class A2, 0.5159% 7/25/36 (f)(m)	277	164
Class B1, 1.1059% 7/25/36 (f)(m)	104	30
Class B3, 2.9359% 7/25/36 (f)(m)	157	40
Class M1, 0.5459% 7/25/36 (f)(m)	290	122
Class M2, 0.5659% 7/25/36 (f)(m)	205	80
Class M3, 0.5859% 7/25/36 (f)(m)	170	63
Class M4, 0.6559% 7/25/36 (f)(m)	115	40
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class M5, 0.7059% 7/25/36 (f)(m)	$ 141	$ 47
Class M6, 0.7759% 7/25/36 (f)(m)	210	67
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (f)(m)	180	31
Class B2, 1.5859% 10/25/36 (f)(m)	130	19
Class B3, 2.8359% 10/25/36 (f)(m)	211	32
Class M4, 0.6659% 10/25/36 (f)(m)	199	53
Class M5, 0.7159% 10/25/36 (f)(m)	238	57
Class M6, 0.7959% 10/25/36 (f)(m)	466	93
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (f)(m)	1,018	684
Class A2, 0.5059% 12/25/36 (f)(m)	4,973	2,361
Class B1, 0.9359% 12/25/36 (f)(m)	159	35
Class B2, 1.4859% 12/25/36 (f)(m)	162	32
Class B3, 2.6859% 12/25/36 (f)(m)	275	48
Class M1, 0.5259% 12/25/36 (f)(m)	331	112
Class M2, 0.5459% 12/25/36 (f)(m)	221	69
Class M3, 0.5759% 12/25/36 (f)(m)	222	66
Class M4, 0.6359% 12/25/36 (f)(m)	268	75
Class M5, 0.6759% 12/25/36 (f)(m)	245	64
Class M6, 0.7559% 12/25/36 (f)(m)	221	53
Series 2007-1:
Class A2, 0.5059% 3/25/37 (f)(m)	1,038	540
Class B1, 0.9059% 3/25/37 (f)(m)	333	63
Class B2, 1.3859% 3/25/37 (f)(m)	239	38
Class B3, 3.5859% 3/25/37 (f)(m)	658	86
Class M1, 0.5059% 3/25/37 (f)(m)	291	115
Class M2, 0.5259% 3/25/37 (f)(m)	217	76
Class M3, 0.5559% 3/25/37 (f)(m)	194	60
Class M4, 0.6059% 3/25/37 (f)(m)	157	44
Class M5, 0.6559% 3/25/37 (f)(m)	242	61
Class M6, 0.7359% 3/25/37 (f)(m)	339	75
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (f)(m)	917	596
Class A2, 0.5559% 7/25/37 (f)(m)	860	404
Class B1, 1.8359% 7/25/37 (f)(m)	266	41
Class B2, 2.4859% 7/25/37 (f)(m)	231	33
Class B3, 3.5859% 7/25/37 (f)(m)	259	36
Class M1, 0.6059% 7/25/37 (f)(m)	301	105
Class M2, 0.6459% 7/25/37 (f)(m)	165	51
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class M3, 0.7259% 7/25/37 (f)(m)	$ 167	$ 43
Class M4, 0.8859% 7/25/37 (f)(m)	330	73
Class M5, 0.9859% 7/25/37 (f)(m)	291	58
Class M6, 1.2359% 7/25/37 (f)(m)	370	63
Series 2007-3:
Class A2, 0.5259% 7/25/37 (f)(m)	1,077	527
Class B1, 1.1859% 7/25/37 (f)(m)	240	47
Class B2, 1.8359% 7/25/37 (f)(m)	600	102
Class B3, 4.2359% 7/25/37 (f)(m)	320	47
Class M1, 0.5459% 7/25/37 (f)(m)	215	80
Class M2, 0.5759% 7/25/37 (f)(m)	229	79
Class M3, 0.6059% 7/25/37 (f)(m)	360	116
Class M4, 0.7359% 7/25/37 (f)(m)	566	162
Class M5, 0.8359% 7/25/37 (f)(m)	296	72
Class M6, 1.0359% 7/25/37 (f)(m)	225	52
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (f)(m)	343	41
Class B2, 3.6859% 9/25/37 (f)(m)	1,238	136
Class M1, 1.1859% 9/25/37 (f)(m)	329	82
Class M2, 1.2859% 9/25/37 (f)(m)	329	66
Class M4, 1.8359% 9/25/37 (f)(m)	835	134
Class M5, 1.9859% 9/25/37 (f)(m)	835	117
Class M6, 2.1859% 9/25/37 (f)(m)	839	109
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(p)	3,638	106
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(p)	7,971	762
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (f)(m)	884	424
Class H, 0.8888% 3/15/19 (f)(m)	595	256
Class J, 1.0888% 3/15/19 (f)(m)	447	170
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (f)(m)	653	342
Class E, 0.5388% 3/15/22 (f)(m)	3,391	1,672
Class F, 0.5888% 3/15/22 (f)(m)	2,081	945
Class G, 0.6388% 3/15/22 (f)(m)	534	226
Class H, 0.7888% 3/15/22 (f)(m)	653	246
Class J, 0.9388% 3/15/22 (f)(m)	653	192
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	693	710
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,576	1,601
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,698	1,612
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-T24 Class A1, 4.905% 10/12/41 (m)	$ 1,449	$ 1,489
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,555	3,485
Series 2007-PW16:
Class A4, 5.719% 6/11/40 (m)	769	675
Class AAB, 5.719% 6/11/40 (m)	6,290	6,160
Series 2007-PW17 Class A1, 5.282% 6/11/50	889	909
Series 2007-PW18:
Class A2, 5.613% 6/11/50	430	432
Class A4, 5.7% 6/11/50	5,820	5,015
Series 2007-T26 Class A1, 5.145% 1/12/45 (m)	430	443
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (f)(m)(p)	10,186	91
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,585
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(m)(p)	19,121	380
Series 2006-T22:
Class A1, 5.415% 4/12/38 (m)	197	200
Class A4, 5.4631% 4/12/38 (m)	164	163
Series 2007-PW15 Class A1, 5.016% 2/11/44	450	464
Series 2007-PW16:
Class B, 5.719% 6/11/40 (f)(m)	210	69
Class C, 5.719% 6/11/40 (f)(m)	175	54
Class D, 5.719% 6/11/40 (f)(m)	175	50
Series 2007-PW18 Class X2, 0.344% 6/11/50 (f)(m)(p)	130,963	1,910
Series 2007-T28:
Class A1, 5.422% 9/11/42	223	232
Class X2, 0.182% 9/11/42 (f)(m)(p)	61,386	425
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (f)(m)	1,122	623
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,544	1,539
Class XCL, 2.0852% 5/15/35 (f)(m)(p)	21,014	762
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	527	523
Class F, 7.734% 1/15/32	285	282
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(m)	1,336	1,399
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (f)(m)	469	290
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust: - continued
floater Series 2006-FL2:
Class G, 0.5688% 11/15/36 (f)(m)	$ 586	$ 323
Class H, 0.6088% 11/15/36 (f)(m)	468	241
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,115	8,456
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	2,234	782
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)	2,206	2,277
Class A2, 5.6998% 12/10/49 (m)	1,600	1,613
Class A4, 5.6998% 12/10/49 (m)	2,972	2,626
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (m)	548	521
Series 2007-CD4:
Class A1, 4.977% 12/11/49	329	335
Class A2A, 5.237% 12/11/49	1,169	1,183
Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,279	1,232
Class C, 5.476% 12/11/49	2,474	173
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (m)	178	183
Series 2007-C3 Class A3, 5.8203% 5/15/46 (m)	1,314	1,219
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	1,064
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (f)(m)	2,943	2,207
Class C, 0.5088% 4/15/17 (f)(m)	1,057	729
Class D, 0.5488% 4/15/17 (f)(m)	1,043	657
Class E, 0.6088% 4/15/17 (f)(m)	332	193
Class F, 0.6488% 4/15/17 (f)(m)	188	96
Class G, 0.7888% 4/15/17 (f)(m)	188	87
Class H, 0.8588% 4/15/17 (f)(m)	188	79
Class J, 1.0888% 4/15/17 (f)(m)	144	55
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (f)(m)	2,063	1,733
Class D, 0.5788% 11/15/17 (f)(m)	107	85
Class E, 0.6288% 11/15/17 (f)(m)	381	289
Class F, 0.6888% 11/15/17 (f)(m)	420	302
Class G, 0.7388% 11/15/17 (f)(m)	291	186
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (f)(m)	1,872	1,385
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)	$ 53	$ 53
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,489
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	2,221	2,170
Series 2007-C9 Class A4, 6.01% 12/10/49 (m)	2,907	2,596
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (f)(m)(p)	4,109	40
Series 2006-C8:
Class B, 5.44% 12/10/46	2,276	732
Class XP, 0.4954% 12/10/46 (m)(p)	23,572	346
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (m)	203	203
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	714	731
Class AJ, 5.373% 12/15/39	2,661	1,318
Series 2007-C2:
Class A1, 5.269% 1/15/49	108	110
Class A2, 5.448% 1/15/49 (m)	9,295	9,337
Class A3, 5.542% 1/15/49 (m)	2,628	2,056
Series 2007-C3:
Class A1, 5.664% 6/15/39 (m)	267	273
Class A4, 5.7228% 6/15/39 (m)	790	625
Series 2006-C4 Class AAB, 5.439% 9/15/39	7,479	7,408
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (m)(p)	14,979	307
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)	1,189	950
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (f)(m)	4,688	1,875
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	858	869
Series 2001-CK6 Class B, 6.582% 8/15/36	1,314	1,348
Series 2002-CP5 Class A1, 4.106% 12/15/35	167	171
Series 2004-C1:
Class A3, 4.321% 1/15/37	417	424
Class A4, 4.75% 1/15/37	612	611
Series 1998-C1 Class D, 7.17% 5/17/40	1,327	1,359
Series 1999-C1 Class E, 8.0306% 9/15/41 (m)	1,358	1,355
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (m)(p)	3,788	57
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (f)(m)(p)	$ 12,177	$ 327
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (f)(m)(p)	12,253	47
Series 2006-C1 Class A3, 5.711% 2/15/39 (m)	6,938	6,893
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (f)(m)	497	283
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (f)(m)	2,047	962
0.5088% 2/15/22 (f)(m)	731	234
Class F, 0.5588% 2/15/22 (f)(m)	1,462	424
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	129	132
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (m)(p)	25,747	354
Class B, 5.487% 2/15/40 (f)(m)	2,009	241
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	2,126	2,152
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	468	444
Class G, 6.936% 3/15/33 (f)	865	777
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,533	5,231
Series 2001-1 Class X1, 1.0461% 5/15/33 (f)(m)(p)	13,527	168
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(m)(p)	12,903	139
Series 2005-C1 Class B, 4.846% 6/10/48 (m)	375	128
Series 2007-C1 Class XP, 0.2088% 12/10/49 (m)(p)	32,342	232
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (f)(m)(p)	14,799	83
Series 2004-C3 Class X2, 0.602% 12/10/41 (m)(p)	1,896	20
Series 2005-C1 Class X2, 0.6559% 5/10/43 (m)(p)	7,162	79
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (f)(m)	494	252
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	839	843
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer:
Series 2007-GG11:
Class A1, 5.358% 12/10/49	$ 1,664	$ 1,733
Class A2, 5.597% 12/10/49	2,628	2,648
Series 2007-GG9:
Class A1, 5.233% 3/10/39	409	418
Class A4, 5.444% 3/10/39	3,820	3,260
Series 2003-C1 Class XP, 2.0345% 7/5/35 (f)(m)(p)	7,810	80
Series 2003-C2 Class XP, 0.9802% 1/5/36 (f)(m)(p)	17,792	111
Series 2005-GG3 Class XP, 0.879% 8/10/42 (f)(m)(p)	26,245	407
Series 2006-GG7 Class A3, 5.9181% 7/10/38 (m)	3,464	3,462
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(p)	32,239	374
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (f)(m)	66	50
Class D, 0.5216% 6/6/20 (f)(m)	313	182
Class E, 0.6116% 6/6/20 (f)(m)	363	203
Class F, 0.6816% 6/6/20 (f)(m)	916	504
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (f)(m)	1,650	1,403
Class D, 0.6116% 3/6/20 (f)(m)	3,090	2,596
Class F, 0.7216% 3/6/20 (f)(m)	136	112
Class G, 0.7616% 3/6/20 (f)(m)	67	54
Class H, 0.8916% 3/6/20 (f)(m)	62	49
Class J, 1.0916% 3/6/20 (f)(m)	85	65
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	2,064	2,197
Series 2004-GG2 Class A4, 4.964% 8/10/38	407	413
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (f)(m)(p)	29,727	435
Series 2006-GG6 Class A2, 5.506% 4/10/38	7,705	7,803
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,971	1,976
Series 2007-GG10:
Class A1, 5.69% 8/10/45	607	626
Class A2, 5.778% 8/10/45	626	640
Class A4, 5.8051% 8/10/45 (m)	12,902	10,621
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (f)(m)(p)	$ 3,964	$ 35
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (f)(m)(p)	4,135	43
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (f)(m)	1,096	658
Class C, 0.4488% 11/15/18 (f)(m)	779	428
Class D, 0.4688% 11/15/18 (f)(m)	346	173
Class E, 0.5188% 11/15/18 (f)(m)	497	239
Class F, 0.5688% 11/15/18 (f)(m)	746	329
Class G, 0.5988% 11/15/18 (f)(m)	647	272
Class H, 0.7388% 11/15/18 (f)(m)	497	189
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (m)	3,908	3,793
Series 2006-CB15 Class A3, 5.819% 6/12/43 (m)	1,978	1,881
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,054	1,000
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	777
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (m)	624	591
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (m)	4,608	4,038
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (m)	3,689	3,740
Class A4, 5.8181% 6/15/49 (m)	1,950	1,682
Series 2007-LDP10 Class A1, 5.122% 1/15/49	120	123
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,616	3,020
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (m)	1,183	392
Series 2005-CB13 Class E, 5.3496% 1/12/43 (f)(m)	665	212
Series 2005-LDP3 Class A3, 4.959% 8/15/42	9,850	9,767
Series 2006-CB17 Class A3, 5.45% 12/12/43	374	362
Series 2007-CB19:
Class B, 5.7442% 2/12/49	112	37
Class C, 5.7462% 2/12/49	294	90
Class D, 5.7462% 2/12/49	309	88
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)	251	80
Class CS, 5.466% 1/15/49 (m)	108	33
Class ES, 5.5454% 1/15/49 (f)(m)	679	118
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	542	540
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	$ 1,027	$ 1,057
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	923	924
Series 2001-C2 Class A2, 6.653% 11/15/27	252	263
Series 2001-C3 Class A1, 6.058% 6/15/20	80	82
Series 2006-C1:
Class A2, 5.084% 2/15/31	630	633
Class A4, 5.156% 2/15/31	499	488
Series 2006-C3 Class A1, 5.478% 3/15/39	94	96
Series 2006-C6:
Class A1, 5.23% 9/15/39	183	187
Class A2, 5.262% 9/15/39 (m)	2,293	2,326
Series 2006-C7:
Class A1, 5.279% 11/15/38	174	179
Class A2, 5.3% 11/15/38	1,445	1,454
Class A3, 5.347% 11/15/38	979	924
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)	221	227
Class A4, 5.424% 2/15/40	4,069	3,391
Series 2007-C2:
Class A1, 5.226% 2/15/40	175	179
Class A3, 5.43% 2/15/40	2,923	2,535
Series 2000-C5 Class E, 7.29% 12/15/32	92	92
Series 2001-C3 Class B, 6.512% 6/15/36	2,540	2,604
Series 2001-C7 Class D, 6.514% 11/15/33	1,445	1,412
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (f)(m)(p)	5,513	26
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (f)(m)(p)	25,966	315
Series 2004-C4 Class A2, 4.567% 6/15/29 (m)	414	415
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (m)(p)	4,430	71
Series 2006-C3 Class A3 5.689% 3/15/32	730	721
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (m)(p)	7,469	156
Series 2007-C1:
Class C, 5.533% 2/15/40 (m)	2,891	1,002
Class D, 5.563% 2/15/40 (m)	526	158
Class E, 5.582% 2/15/40 (m)	263	66
Class XCP, 0.4739% 2/15/40 (m)(p)	3,206	44
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)	1,642	1,353
Series 2007-C7:
Class A3, 5.866% 9/15/45	4,297	3,746
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Class XCP, 0.3054% 9/15/45 (m)(p)	$ 105,736	$ 1,246
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	376	382
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,989	1,760
Class C, 4.13% 11/20/37 (f)	5,669	4,592
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (f)(m)	421	163
Class E, 0.5288% 9/15/21 (f)(m)	1,518	468
Class F, 0.5788% 9/15/21 (f)(m)	1,255	329
Class G, 0.5988% 9/15/21 (f)(m)	2,478	449
Class H, 0.6388% 9/15/21 (f)(m)	639	103
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	2,332	2,478
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	254	257
Series 2007-C1 Class A1, 4.533% 6/12/50	1,273	1,300
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (m)	2,158	2,171
Series 2005-LC1 Class F, 5.378% 1/12/44 (f)(m)	1,143	341
Series 2006-C1 Class A2, 5.611% 5/12/39 (m)	1,853	1,874
Series 2007-C1 Class A4, 5.8285% 6/12/50 (m)	4,974	4,335
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	2,457
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (m)	612	565
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	1,398	1,386
Series 2006-4 Class ASB, 5.133% 12/12/49 (m)	1,129	1,072
Series 2007-5:
Class A1, 4.275% 8/12/48	90	92
Class A3, 5.364% 8/12/48	512	448
Class A4, 5.378% 8/12/48	53	41
Class B, 5.479% 2/12/17	3,942	1,017
Series 2007-6:
Class A1, 5.175% 3/12/51	105	107
Class A4, 5.485% 3/12/51 (m)	10,897	8,749
Series 2007-7 Class A4, 5.7484% 6/12/50 (m)	4,599	3,743
Series 2007-8 Class A1, 4.622% 8/12/49	424	434
Series 2006-2 Class A4, 5.9092% 6/12/46 (m)	798	775
Series 2006-4 Class XP, 0.6226% 12/12/49 (m)(p)	31,188	652
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-6 Class B, 5.635% 3/12/51 (m)	$ 1,314	$ 307
Series 2007-7 Class B, 5.75% 6/12/50	114	21
Series 2007-8 Class A3, 5.9568% 8/12/49 (m)	1,133	1,005
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (f)(m)	22	20
Class H, 0.628% 8/15/19 (f)(m)	104	81
Class J, 0.698% 8/15/19 (f)(m)	79	58
Series 2006-XLF:
Class C, 1.438% 7/15/19 (f)(m)	903	108
Class F, 0.5588% 7/15/19 (f)(m)	1,265	949
Class G, 0.5988% 7/15/19 (f)(m)	719	360
Series 2007-XCLA Class A1, 0.438% 7/17/17 (f)(m)	2,917	1,138
Series 2007-XLCA Class B, 0.7388% 7/17/17 (f)(m)	2,413	109
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (f)(m)	754	226
Class D, 0.428% 10/15/20 (f)(m)	732	161
Class E, 0.488% 10/15/20 (f)(m)	916	137
Class F, 0.538% 10/15/20 (f)(m)	550	66
Class G, 0.578% 10/15/20 (f)(m)	680	75
Class H, 0.668% 10/15/20 (f)(m)	428	13
Class J, 0.818% 10/15/20 (f)(m)	488	10
Class MHRO, 0.928% 10/15/20 (f)(m)	541	60
Class MJPM, 1.238% 10/15/20 (f)(m)	171	15
Class MSTR, 0.938% 10/15/20 (f)(m)	308	43
Class NHRO, 1.128% 10/15/20 (f)(m)	819	82
Class NSTR, 1.088% 10/15/20 (f)(m)	284	34
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (f)(m)(p)	4,046	59
Series 2004-HQ3 Class A2, 4.05% 1/13/41	363	366
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,951	1,927
Series 2006-HQ10 Class A1, 5.131% 11/12/41	386	396
Series 2006-HQ8 Class A1, 5.124% 3/12/44	21	21
Series 2006-T23 Class A1, 5.682% 8/12/41	1,061	1,086
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	383	394
Class A31, 5.439% 2/12/44 (m)	666	647
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ13 Class A1, 5.05% 3/15/44	$ 394	$ 405
Series 2007-IQ14 Class A1, 5.38% 4/15/49	957	985
Series 2007-T25:
Class A1, 5.391% 11/12/49	311	322
Class A2, 5.507% 11/12/49	1,292	1,286
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (f)(m)(p)	9,510	99
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (f)(m)(p)	16,068	326
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (f)(m)(p)	10,224	151
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (m)	2,038	2,059
Series 2006-HQ9 Class B, 5.832% 7/12/44 (m)	1,950	826
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (m)	2,181	2,180
Class A4, 5.7701% 10/15/42 (m)	394	386
Series 2006-IQ12 Class B, 5.468% 12/15/43	1,314	517
Series 2006-T23 Class A3, 5.8074% 8/12/41 (m)	671	674
Series 2007-HQ11 Class B, 5.538% 2/20/44 (m)	2,383	880
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (m)	654	682
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)	1,971	1,611
Class AAB, 5.654% 4/15/49	3,520	3,425
Class B, 5.914% 4/15/49	323	68
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (f)(m)	3,251	146
Class D, 0.9388% 7/17/17 (f)(m)	1,529	69
Class E, 1.0388% 7/17/17 (f)(m)	1,242	56
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	28	29
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	2,111	2,152
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (f)(m)	21	21
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	186	196
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	1,117	1,192
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (f)(m)	1,401	1,190
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (f)(m)	$ 1,791	$ 749
Class F, 0.585% 8/11/18 (f)(m)	2,061	783
Class G, 0.605% 8/11/18 (f)(m)	1,953	695
Class J, 0.845% 8/11/18 (f)(m)	434	91
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (f)(m)	142	28
Class AP2, 1.0388% 6/15/20 (f)(m)	237	35
Class F, 0.7188% 6/15/20 (f)(m)	4,581	825
Class LXR1, 0.9388% 6/15/20 (f)(m)	162	32
Class LXR2, 1.0388% 6/15/20 (f)(m)	3,121	312
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	416	421
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	2,666	2,689
Series 2003-C8 Class A3, 4.445% 11/15/35	5,722	5,722
Series 2006-C27 Class A2, 5.624% 7/15/45	1,174	1,186
Series 2006-C29:
Class A1, 5.11% 11/15/48	1,028	1,051
Class A3, 5.313% 11/15/48	3,490	3,390
Series 2007-C30:
Class A1, 5.031% 12/15/43	171	175
Class A3, 5.246% 12/15/43	1,128	1,097
Class A4, 5.305% 12/15/43	386	331
Class A5, 5.342% 12/15/43	1,406	1,080
Series 2007-C31:
Class A1, 5.14% 4/15/47	208	212
Class A4, 5.509% 4/15/47	2,970	2,381
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (m)	4,582	4,586
Class A3, 5.7404% 6/15/49 (m)	2,231	1,854
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	624	453
Series 2003-C8 Class XP, 0.3668% 11/15/35 (f)(m)(p)	5,614	22
Series 2003-C9 Class XP, 0.4821% 12/15/35 (f)(m)(p)	6,536	31
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(m)	1,010	859
Class 180B, 5.3979% 10/15/41 (f)(m)	460	368
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	762
Series 2005-C22:
Class B, 5.3547% 12/15/44 (m)	2,914	1,352
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2005-C22:
Class F, 5.3547% 12/15/44 (f)(m)	$ 2,191	$ 481
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)	7,210	6,547
Series 2006-C29 Class E, 5.516% 11/15/48 (m)	1,314	209
Series 2007-C30:
Class C, 5.483% 12/15/43 (m)	3,942	821
Class D, 5.513% 12/15/43 (m)	2,102	338
Class XP, 0.4339% 12/15/43 (f)(m)(p)	15,623	238
Series 2007-C31 Class C, 5.6929% 4/15/47 (m)	361	65
Series 2007-C31A Class A2, 5.421% 4/15/47	8,470	8,391
Series 2007-C32:
Class D, 5.7404% 6/15/49 (m)	987	198
Class E, 5.7404% 6/15/49 (m)	1,556	269
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (m)	870	689
Series 2007-C33 Class B, 5.9023% 2/15/51 (m)	2,209	729
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $404,377)		441,952
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	4,700	4,817
7.55% 4/1/39	6,151	6,314
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,688	3,214
TOTAL MUNICIPAL SECURITIES (Cost $13,657)		14,345
Foreign Government and Government Agency Obligations - 0.0%

Chilean Republic 7.125% 1/11/12 (Cost $2,645)	2,462	2,779
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $177)	196	207
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
National City Bank, Cleveland 0.4606% 3/1/13 (m) (Cost $656)	$ 790	$ 751
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	851	630
MUFG Capital Finance 1 Ltd. 6.346% (m)	3,342	3,089
		3,719
TOTAL PREFERRED SECURITIES (Cost $2,517)		3,719
Fixed-Income Funds - 14.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (n)	7,072,578	742,974
Fidelity High Income Central Fund 2 (n)	3,935,688	395,064
Fidelity Mortgage Backed Securities Central Fund (n)	16,503,745	1,713,749
TOTAL FIXED-INCOME FUNDS (Cost $2,741,291)		2,851,787
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.21% (o)	1,245,887,846	1,245,888
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(o)	45,538,513	45,539
TOTAL MONEY MARKET FUNDS (Cost $1,291,427)		1,291,427
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09:
(Collateralized by U.S. Treasury Obligations) #	$ 29	$ 29
(Collateralized by U.S. Treasury Obligations) #	11,844	11,844
TOTAL CASH EQUIVALENTS (Cost $11,873)		11,873
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $18,771,977)		20,186,942
NET OTHER ASSETS - (0.8)%		(161,648)
NET ASSETS - 100%		$ 20,025,294
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,284 CME E-mini S&P 500 Index Contracts	Dec. 2009	$ 70,286	$ 3,293
The face value of futures purchased as a percentage of net assets - 0.4%
Swap Agreements
		Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34 (Rating-C) (k)

	Dec. 2034	$ 613	$ (598)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (k)	Oct. 2034	1,099	(1,077)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34 (Rating-C) (k)	Oct. 2034	1,099	(1,077)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,215,000) (l)	Sept. 2037	15,219	(14,610)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (l)	Sept. 2037	12,394	(11,898)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $407,000) (l)

	Sept. 2037	$ 1,640	$ (1,575)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,992,000) (l)	Sept. 2037	12,394	(11,898)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to U.B.S. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,882,000) (l)	Sept. 2037	11,938	(11,461)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,559,000) (l)	Sept. 2037	10,480	(10,061)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35 (Rating-C) (k)	June 2035	1,192	(1,144)
TOTAL CREDIT DEFAULT SWAPS		68,068	(65,399)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.79% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2012	440,000	5,710
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	230,000	5,987
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 220,000	$ 5,867
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	210,000	5,216
Receive semi-annually a fixed rate equal to 3.0975% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2014	140,000	6,851
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	120,000	23,901
TOTAL INTEREST RATE SWAPS		1,360,000	53,532
		$ 1,428,068	$ (11,867)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,548,000 or 2.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,500,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $41,567,000.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,517,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
East West Bancorp, Inc.	11/6/09	$ 3,995
East West Bancorp, Inc. Series C	11/6/09	$ 7,630
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$29,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 2
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Banc of America Securities LLC	$ 3
Bank of America, NA	2
Barclays Capital, Inc.	3
Credit Suisse Securities (USA) LLC	2
Deutsche Bank Securities, Inc.	3
HSBC Securities (USA), Inc.	4
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	2
Mizuho Securities USA, Inc.	2
Morgan Stanley & Co., Inc.	2
Societe Generale, New York Branch	3
$ 29
$11,844,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 6,216
Banc of America Securities LLC	2,321
Barclays Capital, Inc.	3,307
$ 11,844
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity High Income Central Fund 2	$ 7,424
Fidelity Cash Central Fund	679
Fidelity Corporate Bond 1-10 Year Central Fund	9,760
Fidelity Mortgage Backed Securities Central Fund	18,002
Fidelity Securities Lending Cash Central Fund	250
Total	$ 36,115
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 718,362	$ -	$ -	$ 742,974	28.9%
Fidelity High Income Central Fund 2	381,730	7,423	18,277	395,064	81.6%
Fidelity Mortgage Backed Securities Central Fund	1,664,079	18,001	-	1,713,749	21.9%
Total	$ 2,764,171	$ 25,424	$ 18,277	$ 2,851,787
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,071,456	$ 1,069,140	$ 2,316	$ -
Consumer Staples	1,391,775	1,391,775	-	-
Energy	1,372,927	1,357,643	4,922	10,362
Financials	1,726,987	1,637,142	89,845	-
Health Care	1,458,562	1,458,562	-	-
Industrials	1,279,972	1,279,972	-	-
Information Technology	2,297,626	2,290,695	6,931	-
Materials	422,574	422,574	-	-
Telecommunication Services	358,564	358,564	-	-
Utilities	416,311	416,311	-	-
Corporate Bonds	1,565,799	-	1,565,799	-
U.S. Government and Government Agency Obligations	1,477,214	-	1,477,214	-
U.S. Government Agency - Mortgage Securities	418,485	-	418,485	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	173,617	-	142,304	31,313
Collateralized Mortgage Obligations	136,233	-	118,645	17,588
Commercial Mortgage Securities	441,952	-	402,192	39,760
Municipal Securities	14,345	-	14,345	-
Foreign Government and Government Agency Obligations	2,779	-	2,779	-
Supranational Obligations	207	-	207	-
Bank Notes	751	-	751	-
Preferred Securities	3,719	-	3,719	-
Fixed-Income Funds	2,851,787	2,851,787	-	-
Money Market Funds	1,291,427	1,291,427	-	-
Cash Equivalents	11,873	-	11,873	-
Total Investments in Securities:	$ 20,186,942	$ 15,825,592	$ 4,262,327	$ 99,023
Other Financial Instruments:
Forward Commitments	$ (805)	$ -	$ (805)	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,293	$ 3,293	$ -	$ -
Swap Agreements	53,532	-	53,532	-
Total Assets	$ 56,825	$ 3,293	$ 53,532	$ -
Liabilities
Swap Agreements	$ (65,399)	$ -	$ -	$ (65,399)
Total Derivative Instruments:	$ (8,574)	$ 3,293	$ 53,532	$ (65,399)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 97,049
Total Realized Gain (Loss)	1,166
Total Unrealized Gain (Loss)	14,356
Cost of Purchases	202
Proceeds of Sales	(5,891)
Amortization/Accretion	896
Transfers in/out of Level 3	(8,755)
Ending Balance	$ 99,023
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 8,345
Derivative Instruments: (Amounts in thousands)
Swap Agreements
Beginning Balance	$ (4,273)
Total Unrealized Gain (Loss)	6,264
Transfers in/out of Level 3	(67,390)
Ending Balance	$ (65,399)
Realized gain (loss) on Swap Agreements for the period	$ (4,100)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 6,264

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $19,239,722,000. Net unrealized appreciation aggregated $947,220,000, of which $1,669,678,000 related to appreciated investment securities and $722,458,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For bank notes, corporate bonds, foreign government and government agency obligations,municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $68,068,000 representing 0.34% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Puritan® Fund

November 30, 2009

1.809105.105

PUR-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.2%
Autoliv, Inc.	307,600	$ 12,492
Johnson Controls, Inc.	829,300	22,433
		34,925
Automobiles - 0.1%
Ford Motor Co. (a)	2,266,100	20,146
Diversified Consumer Services - 0.2%
Sotheby's Class A (ltd. vtg.)	1,558,700	29,569
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	754,500	24,167
McDonald's Corp.	782,100	49,468
MGM Mirage, Inc. (a)(e)	1,138,100	12,030
Starbucks Corp. (a)	473,900	10,378
Starwood Hotels & Resorts Worldwide, Inc.	1,296,000	41,498
Vail Resorts, Inc. (a)(e)	1,039,900	40,338
WMS Industries, Inc. (a)	218,400	8,491
		186,370
Household Durables - 0.6%
Black & Decker Corp.	524,800	31,850
Lennar Corp. Class A	1,800,200	22,809
Mohawk Industries, Inc. (a)	253,400	10,410
Pulte Homes, Inc.	3,672,800	33,569
Whirlpool Corp.	174,683	12,954
		111,592
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	412,100	56,009
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	403,700	11,970
Media - 3.0%
Comcast Corp. Class A (special) (non-vtg.)	1,256,500	17,352
DIRECTV (a)(e)	1,398,400	44,231
DreamWorks Animation SKG, Inc. Class A (a)	944,943	31,627
Grupo Televisa SA de CV (CPO) sponsored ADR	1,726,100	35,506
Interpublic Group of Companies, Inc. (a)	3,777,300	23,910
McGraw-Hill Companies, Inc.	1,248,000	37,390
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	895,600	3,520
The Walt Disney Co.	4,815,090	145,512
Time Warner Cable, Inc.	1,279,600	53,602
Time Warner, Inc.	1,075,953	33,053
Vertis Holdings, Inc. (a)	30,518	0*
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc. Class B (non-vtg.) (a)	1,535,700	$ 45,518
Virgin Media, Inc.	4,298,700	70,757
		541,978
Multiline Retail - 0.2%
Kohl's Corp. (a)	578,400	30,736
Nordstrom, Inc.	34,100	1,141
Target Corp.	264,000	12,292
		44,169
Specialty Retail - 1.8%
Best Buy Co., Inc.	237,000	10,151
Guess?, Inc.	332,900	12,334
Gymboree Corp. (a)	222,900	8,898
J. Crew Group, Inc. (a)(e)	834,437	35,706
Limited Brands, Inc.	1,293,500	21,459
Lowe's Companies, Inc.	2,985,100	65,105
Lumber Liquidators, Inc. (a)	350,000	8,267
RadioShack Corp.	1,149,400	21,678
Staples, Inc.	3,052,100	71,175
Talbots, Inc.	126,100	834
TJX Companies, Inc.	1,775,800	68,155
		323,762
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	1,046,100	80,393
TOTAL CONSUMER DISCRETIONARY		1,440,883
CONSUMER STAPLES - 5.8%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	1,257,900	24,718
The Coca-Cola Co.	2,064,100	118,067
		142,785
Food & Staples Retailing - 1.6%
Kroger Co.	1,994,100	45,346
Wal-Mart Stores, Inc.	3,080,100	168,019
Walgreen Co.	2,051,100	79,767
		293,132
Food Products - 0.8%
Archer Daniels Midland Co.	1,308,400	40,312
Bunge Ltd.	475,500	29,433
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	627,600	$ 17,598
Smithfield Foods, Inc. (a)	1,823,800	28,232
Tyson Foods, Inc. Class A	3,236,700	38,905
		154,480
Household Products - 1.7%
Colgate-Palmolive Co.	222,200	18,707
Kimberly-Clark Corp.	399,600	26,362
Procter & Gamble Co.	4,163,922	259,621
		304,690
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	444,400	27,228
Philip Morris International, Inc.	2,806,440	134,962
		162,190
TOTAL CONSUMER STAPLES		1,057,277
ENERGY - 6.3%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	461,800	20,319
Halliburton Co.	837,500	24,589
Nabors Industries Ltd. (a)	1,091,800	22,546
National Oilwell Varco, Inc.	324,300	13,951
Noble Corp.	562,300	23,229
Schlumberger Ltd.	3,580	229
Smith International, Inc.	827,500	22,491
Transocean Ltd. (a)	220,500	18,828
Weatherford International Ltd. (a)	807,000	13,477
		159,659
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	858,500	51,107
Chesapeake Energy Corp.	86,617	2,072
Chevron Corp.	3,101,700	242,057
ConocoPhillips	1,317,400	68,202
Denbury Resources, Inc. (a)	470,400	6,242
Exxon Mobil Corp.	4,307,024	323,328
Marathon Oil Corp.	3,038,100	99,103
Massey Energy Co.	330,800	12,458
Occidental Petroleum Corp.	1,210,958	97,833
Southwestern Energy Co. (a)	1,377,800	60,568
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	156,300	$ 7,345
Valero Energy Corp.	1,773,800	28,186
		998,501
TOTAL ENERGY		1,158,160
FINANCIALS - 8.8%
Capital Markets - 2.5%
Artio Global Investors, Inc. Class A	95,010	2,176
Bank of New York Mellon Corp.	1,949,100	51,924
Broadpoint Gleacher Securities Group, Inc. (a)	1,388,500	7,526
Charles Schwab Corp.	1,663,000	30,483
Evercore Partners, Inc. Class A	740,400	22,960
Goldman Sachs Group, Inc.	939,000	159,311
Jefferies Group, Inc. (a)	888,300	20,831
Julius Baer Group Ltd.	148,473	4,899
Julius Baer Holding Ltd.	148,473	1,768
KKR Private Equity Investors, LP Restricted Depositary Units (a)(f)	488,800	4,424
Morgan Stanley	3,859,900	121,896
The Blackstone Group LP	627,300	8,682
UBS AG:
(For. Reg.) (a)	1,057,608	16,527
(NY Shares) (a)	658,800	10,337
		463,744
Commercial Banks - 1.8%
China Citic Bank Corp. Ltd. Class H	39,222,000	32,390
Comerica, Inc.	433,400	12,339
Huntington Bancshares, Inc.	3,325,900	12,705
PNC Financial Services Group, Inc.	1,206,000	68,754
Regions Financial Corp.	1,689,200	9,899
Standard Chartered PLC (United Kingdom)	210,460	5,138
U.S. Bancorp, Delaware	1,907,700	46,033
Wells Fargo & Co.	5,208,440	146,045
		333,303
Consumer Finance - 0.5%
American Express Co.	1,948,600	81,510
Diversified Financial Services - 3.1%
Bank of America Corp.	12,431,832	197,045
CME Group, Inc.	215,800	70,832
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	6,595,023	$ 280,223
NBH Holdings Corp. Class A (a)(f)	710,000	14,910
		563,010
Insurance - 0.8%
Assured Guaranty Ltd.	534,500	12,122
Berkshire Hathaway, Inc. Class B (a)	6,060	20,319
Lincoln National Corp.	919,200	21,059
The Chubb Corp.	482,200	24,178
The Travelers Companies, Inc.	1,330,000	69,679
		147,357
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust	1,604	105
Real Estate Management & Development - 0.0%
Kerry Properties Ltd.	792,000	4,021
Thrifts & Mortgage Finance - 0.1%
First Niagara Financial Group, Inc.	1,829,800	24,135
TOTAL FINANCIALS		1,617,185
HEALTH CARE - 7.9%
Biotechnology - 1.0%
Acorda Therapeutics, Inc. (a)	103,500	2,492
Amgen, Inc. (a)	1,684,100	94,899
Cephalon, Inc. (a)(e)	423,912	23,294
CSL Ltd.	817	24
Dendreon Corp. (a)	417,400	11,412
United Therapeutics Corp. (a)	753,300	34,343
Vertex Pharmaceuticals, Inc. (a)	408,900	15,873
		182,337
Health Care Equipment & Supplies - 0.9%
Covidien PLC	1,120,700	52,471
ev3, Inc. (a)	2,709,800	34,414
NuVasive, Inc. (a)	356,000	11,552
Sonova Holding AG	286,724	34,050
William Demant Holding AS (a)	508,300	36,609
		169,096
Health Care Providers & Services - 1.4%
Aetna, Inc.	923,000	26,869
CIGNA Corp.	1,213,800	38,939
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Community Health Systems, Inc. (a)	877,600	$ 26,776
Express Scripts, Inc. (a)	550,500	47,233
Humana, Inc. (a)	323,200	13,416
Medco Health Solutions, Inc. (a)	1,100,000	69,476
UnitedHealth Group, Inc.	1,287,000	36,898
		259,607
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	2,028,400	22,982
Illumina, Inc. (a)	1,006,450	29,107
Life Technologies Corp. (a)	1,159,300	57,710
QIAGEN NV (a)	2,011,700	44,459
		154,258
Pharmaceuticals - 3.8%
Allergan, Inc.	1,078,100	62,670
Auxilium Pharmaceuticals, Inc. (a)	944,100	32,921
BMP Sunstone Corp. warrants 8/19/12 (a)(o)	59,000	16
Elan Corp. PLC sponsored ADR (a)	1,639,548	10,362
Johnson & Johnson	1,760,200	110,611
Merck & Co., Inc.	4,559,540	165,101
Pfizer, Inc.	14,693,286	266,977
Sanofi-Aventis	201,110	15,210
Watson Pharmaceuticals, Inc. (a)	662,800	24,583
		688,451
TOTAL HEALTH CARE		1,453,749
INDUSTRIALS - 4.9%
Aerospace & Defense - 1.0%
Precision Castparts Corp.	361,400	37,470
United Technologies Corp.	2,271,100	152,709
		190,179
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	1,675,900	96,314
Airlines - 0.2%
AMR Corp. (a)	2,292,900	13,849
Delta Air Lines, Inc. (a)	2,016,131	16,512
		30,361
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	253,400	10,498
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Masco Corp.	3,505,773	$ 47,608
Masonite Worldwide Holdings (a)	5,358	188
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	94
warrants 5/20/16 (a)	19,485	65
		58,453
Construction & Engineering - 0.1%
Fluor Corp.	578,200	24,562
Electrical Equipment - 0.3%
Acuity Brands, Inc.	282,800	9,129
AMETEK, Inc.	406,400	14,858
Rockwell Automation, Inc.	568,400	24,720
		48,707
Industrial Conglomerates - 0.4%
General Electric Co.	1,438,400	23,043
Textron, Inc.	2,456,600	49,255
		72,298
Machinery - 1.3%
Caterpillar, Inc.	545,700	31,863
Cummins, Inc.	815,900	36,634
Danaher Corp.	948,000	67,232
Ingersoll-Rand Co. Ltd.	1,379,700	48,800
Navistar International Corp. (a)	831,500	27,448
Oshkosh Co.	325,400	12,928
Parker Hannifin Corp.	319,400	17,235
		242,140
Professional Services - 0.2%
Manpower, Inc.	219,500	10,813
Robert Half International, Inc.	808,700	18,058
		28,871
Road & Rail - 0.6%
CSX Corp.	1,615,600	76,709
Union Pacific Corp.	617,256	39,048
		115,757
TOTAL INDUSTRIALS		907,642
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	7,919,100	$ 185,307
Harris Corp.	794,000	34,857
QUALCOMM, Inc.	1,934,500	87,053
		307,217
Computers & Peripherals - 3.8%
Apple, Inc. (a)	1,439,100	287,690
Dell, Inc. (a)	1,497,000	21,138
Hewlett-Packard Co.	4,788,702	234,934
International Business Machines Corp.	946,600	119,603
Western Digital Corp. (a)	1,062,500	39,143
		702,508
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	1,479,100	42,776
Amphenol Corp. Class A	788,924	32,504
Arrow Electronics, Inc. (a)	1,290,100	33,904
Avnet, Inc. (a)	897,300	24,451
Corning, Inc.	3,066,800	51,154
Flextronics International Ltd. (a)	2,979,500	21,065
Ingram Micro, Inc. Class A (a)	1,195,800	20,317
Tyco Electronics Ltd.	1,351,756	31,374
		257,545
Internet Software & Services - 1.5%
Alibaba.com Ltd. (e)	806,000	1,841
Google, Inc. Class A (a)	452,300	263,691
NetEase.com, Inc. sponsored ADR (a)	139,600	5,338
		270,870
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	971,700	42,687
Gartner, Inc. Class A (a)	890,638	16,851
MasterCard, Inc. Class A	398,400	95,959
Redecard SA	777,400	11,912
Visa, Inc. Class A	750,900	60,823
		228,232
Office Electronics - 0.1%
Xerox Corp.	1,794,300	13,816
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	2,127,700	14,915
Applied Materials, Inc.	3,471,000	42,728
Applied Micro Circuits Corp. (a)	2,322,930	17,259
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	243,200	$ 11,632
Intel Corp.	7,110,740	136,526
KLA-Tencor Corp.	794,900	24,833
Lam Research Corp. (a)	703,700	23,919
Novellus Systems, Inc. (a)	1,625,500	33,632
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,630,657	16,943
Tokyo Electron Ltd.	330,100	17,943
Verigy Ltd. (a)	1,201,900	12,500
		352,830
Software - 2.8%
Activision Blizzard, Inc. (a)	1,616,500	18,412
BMC Software, Inc. (a)	617,900	23,931
Fortinet, Inc.	693,453	11,782
Microsoft Corp.	11,398,813	335,208
Nintendo Co. Ltd.	1,837	449
Novell, Inc. (a)	2,352,900	9,200
Oracle Corp.	2,714,500	59,936
Taleo Corp. Class A (a)	982,800	20,305
TIBCO Software, Inc. (a)	3,300,000	28,380
		507,603
TOTAL INFORMATION TECHNOLOGY		2,640,621
MATERIALS - 3.4%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	452,200	37,501
Airgas, Inc.	760,800	35,187
Albemarle Corp.	1,074,400	36,261
Celanese Corp. Class A	1,326,681	39,482
Dow Chemical Co.	5,094,600	141,528
Georgia Gulf Corp. (a)	403,830	5,892
Monsanto Co.	173,000	13,970
Praxair, Inc.	372,600	30,564
Solutia, Inc. (a)	835,000	8,993
The Mosaic Co.	359,800	19,591
		368,969
Construction Materials - 0.1%
Vulcan Materials Co. (e)	529,000	25,646
Containers & Packaging - 0.1%
Pactiv Corp. (a)	784,000	19,090
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	1,158,900	$ 51,038
ArcelorMittal SA (NY Shares) Class A (e)	350,300	13,756
Freeport-McMoRan Copper & Gold, Inc.	180,200	14,921
Harmony Gold Mining Co. Ltd. sponsored ADR	929,400	10,316
Lihir Gold Ltd.	2,128,696	7,018
Newcrest Mining Ltd.	1,470,897	49,555
Steel Dynamics, Inc.	1,615,800	27,339
Stillwater Mining Co. (a)	1,012,100	9,635
		183,578
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	751,700	29,271
TOTAL MATERIALS		626,554
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	2,683,036	72,281
Qwest Communications International, Inc.	3,366,800	12,289
Verizon Communications, Inc.	2,419,295	76,111
		160,681
Wireless Telecommunication Services - 0.1%
Sprint Nextel Corp. (a)	5,321,900	19,744
TOTAL TELECOMMUNICATION SERVICES		180,425
UTILITIES - 0.5%
Electric Utilities - 0.3%
Exelon Corp.	426,800	20,563
FirstEnergy Corp.	654,900	28,213
Portland General Electric Co.	13,771	270
		49,046
Gas Utilities - 0.1%
Questar Corp.	687,300	27,265
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	5,928,900	$ 10,731
NRG Energy, Inc. (a)	480,500	11,503
		22,234
TOTAL UTILITIES		98,545
TOTAL COMMON STOCKS (Cost $9,605,618)		11,181,041
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 4.50%	56,300	4,286
El Paso Corp. 4.99% (f)	8,100	7,193
		11,479
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(o)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
Vale Capital II 6.75%	79,000	6,484
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	126,300	5,767
TOTAL CONVERTIBLE PREFERRED STOCKS		24,724
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC, Inc. 7.00% (a)(f)	11,951	7,200
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	187	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,200
TOTAL PREFERRED STOCKS (Cost $34,513)		31,924
Corporate Bonds - 13.2%
	Principal Amount (000s)
Convertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 510	344
3.5% 1/15/31 (f)	3,771	2,541
Regal Entertainment Group 6.25% 3/15/11 (f)	4,580	4,557
		7,442
Specialty Retail - 0.1%
United Auto Group, Inc. 3.5% 4/1/26	8,280	8,270
Textiles, Apparel & Luxury Goods - 0.0%
Iconix Brand Group, Inc. 1.875% 6/30/12	8,200	7,134
TOTAL CONSUMER DISCRETIONARY		22,846
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,350	1,322
Chesapeake Energy Corp. 2.5% 5/15/37	43,570	36,751
		38,073
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Beckman Coulter, Inc. 2.5% 12/15/36	10,636	12,059
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	4,100	4,351
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	$ 6,000	$ 5,265
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	4,920	3,339
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Communications International, Inc. 3.5% 11/15/25	9,500	9,518
TOTAL CONVERTIBLE BONDS		95,451
Nonconvertible Bonds - 12.7%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	3,297	3,493
5.875% 3/15/11	1,224	1,284
Tenneco, Inc.:
8.125% 11/15/15	2,430	2,442
8.625% 11/15/14	9,810	9,614
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	3,175	3,445
TRW Automotive, Inc.:
7% 3/15/14 (f)	3,335	3,156
7.25% 3/15/17 (f)	4,795	4,435
		27,869
Automobiles - 0.0%
Ford Motor Co.:
6.375% 2/1/29	2,190	1,621
6.625% 2/15/28	3,740	2,730
6.625% 10/1/28	2,355	1,719
7.45% 7/16/31	665	566
		6,636
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 10.125% 10/15/13	1,615	1,643
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (f)	$ 10,000	$ 10,100
Yale University 2.9% 10/15/14	4,110	4,214
		15,957
Hotels, Restaurants & Leisure - 0.3%
American Casino & Entertainment Properties LLC 11% 6/15/14 (f)	3,090	2,565
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (f)(k)	1,140	765
8% 11/15/13 (f)	1,890	1,337
Landry's Restaurants, Inc. 11.625% 12/1/15 (f)	760	771
McDonald's Corp. 5.35% 3/1/18	1,378	1,526
MGM Mirage, Inc.:
6.75% 4/1/13	80	66
7.5% 6/1/16	4,765	3,609
11.125% 11/15/17 (f)	5,175	5,667
13% 11/15/13	12,000	13,500
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	6,766	5,007
11.5% 11/1/17 (f)	1,115	1,098
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (f)	1,080	1,018
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)	2,270	1,566
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(f)	16,695	16,695
Station Casinos, Inc.:
6% 4/1/12 (c)	7,405	1,555
7.75% 8/15/16 (c)	1,735	356
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)	1,546	928
		58,029
Household Durables - 0.0%
Fortune Brands, Inc.:
5.125% 1/15/11	2,498	2,586
5.875% 1/15/36	1,500	1,275
Sealy Mattress Co. 10.875% 4/15/16 (f)	1,140	1,253
		5,114
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 1.1%
AOL Time Warner, Inc.:
6.75% 4/15/11	$ 1,109	$ 1,184
6.875% 5/1/12	1,438	1,595
CanWest Media, Inc. 8% 9/15/12 (c)	4,456	3,660
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (f)	5,995	6,115
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (c)	7,240	8,996
10.25% 9/15/10 (c)	2,975	3,704
10.25% 10/1/13 (c)(f)	6,215	7,240
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (f)(k)	1,500	1,523
10.375% 4/30/14 (f)(k)	10,000	10,175
Clear Channel Communications, Inc.:
4.4% 5/15/11	1,800	1,404
5% 3/15/12	4,405	3,039
6.25% 3/15/11	2,510	2,033
Comcast Cable Communications, Inc. 6.75% 1/30/11	301	319
Comcast Corp.:
4.95% 6/15/16	1,107	1,156
5.5% 3/15/11	225	236
5.7% 5/15/18	5,309	5,637
5.85% 1/15/10	36	36
6.45% 3/15/37	4,155	4,335
COX Communications, Inc.:
4.625% 1/15/10	1,261	1,266
4.625% 6/1/13	2,632	2,776
6.25% 6/1/18 (f)	541	577
EchoStar Communications Corp.:
6.625% 10/1/14	3,000	2,948
7.125% 2/1/16	5,000	4,950
7.75% 5/31/15	3,705	3,770
Kabel Deutschland GmbH 10.625% 7/1/14	4,730	4,919
LBI Media, Inc. 8.5% 8/1/17 (f)	6,320	4,851
Liberty Media Corp.:
5.7% 5/15/13	2,055	1,934
8.25% 2/1/30	10,280	9,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	$ 5,455	$ 3,546
News America Holdings, Inc. 7.75% 12/1/45	18,112	20,175
News America, Inc.:
4.75% 3/15/10	144	145
5.3% 12/15/14	516	569
6.9% 3/1/19	2,010	2,304
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (f)(k)	5,978	4,182
7% 1/15/14	1,977	1,386
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	4,033	2,889
Nielsen Finance LLC/Nielsen Finance Co.:
10% 8/1/14	9,095	9,300
11.5% 5/1/16	3,000	3,218
11.625% 2/1/14	1,800	1,944
Radio One, Inc. 8.875% 7/1/11	4,005	1,562
Rainbow National Services LLC:
8.75% 9/1/12 (f)	4,000	4,050
10.375% 9/1/14 (f)	7,775	8,125
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	9,530	143
Time Warner Cable, Inc.:
5.4% 7/2/12	1,440	1,552
6.2% 7/1/13	1,369	1,519
6.75% 7/1/18	691	771
8.75% 2/14/19	1,684	2,094
Time Warner, Inc.:
5.875% 11/15/16	2,609	2,857
6.5% 11/15/36	3,295	3,500
TL Acquisitions, Inc. 10.5% 1/15/15 (f)	18,565	17,219
Vertis, Inc. 13.5% 4/1/14 pay-in-kind (c)	650	30
Videotron Ltd.:
9.125% 4/15/18 (f)	2,520	2,709
9.125% 4/15/18	3,045	3,273
		198,525
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14	5,220	5,403
Claire's Stores, Inc. 9.25% 6/1/15	1,300	1,066
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
General Nutrition Centers, Inc. 5.1775% 3/15/14 pay-in-kind (k)	$ 1,330	$ 1,214
Michaels Stores, Inc. 10% 11/1/14	7,940	8,039
Sonic Automotive, Inc. 8.625% 8/15/13	8,091	7,909
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)	5,165	5,488
Toys 'R' Us, Inc. 7.875% 4/15/13	8,995	8,770
		37,889
TOTAL CONSUMER DISCRETIONARY		350,019
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
5.375% 11/15/14 (f)	4,022	4,360
6.875% 11/15/19 (f)	4,000	4,565
8.2% 1/15/39 (f)	8,200	10,558
Diageo Capital PLC 5.2% 1/30/13	3,201	3,479
FBG Finance Ltd. 5.125% 6/15/15 (f)	1,730	1,835
		24,797
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
0.6606% 6/1/10 (k)	1,353	1,354
6.036% 12/10/28	1,325	1,345
6.302% 6/1/37 (k)	2,791	2,400
Rite Aid Corp.:
7.5% 3/1/17	13,280	11,985
9.75% 6/12/16	5,435	5,829
10.25% 10/15/19 (f)	1,070	1,091
10.375% 7/15/16	14,420	14,781
		38,785
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (f)	417	457
General Mills, Inc. 5.65% 2/15/19	934	1,021
Kraft Foods, Inc.:
5.625% 11/1/11	2,156	2,306
6.75% 2/19/14	318	358
		4,142
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Avon Products, Inc. 4.8% 3/1/13	$ 1,054	$ 1,134
Revlon Consumer Products Corp. 9.75% 11/15/15 (f)	2,125	2,154
		3,288
Tobacco - 0.2%
Altria Group, Inc. 9.7% 11/10/18	16,293	20,159
Reynolds American, Inc.:
6.75% 6/15/17	1,724	1,798
7.25% 6/15/37	6,485	6,539
		28,496
TOTAL CONSUMER STAPLES		99,508
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 9.75% 3/15/19 (f)	2,952	3,601
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)	5,420	5,434
Hercules Offshore, Inc. 10.5% 10/15/17 (f)	3,140	3,171
Transocean Ltd. 5.25% 3/15/13	2,042	2,203
Weatherford International Ltd.:
4.95% 10/15/13	1,026	1,090
5.15% 3/15/13	1,341	1,419
		16,918
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Finance Corp. 9.375% 12/1/17 (f)	2,850	2,857
BW Group Ltd. 6.625% 6/28/17 (f)	1,742	1,489
Canadian Natural Resources Ltd.:
5.15% 2/1/13	2,650	2,854
5.7% 5/15/17	683	737
Cenovus Energy, Inc.:
5.7% 10/15/19 (f)	3,868	4,101
6.75% 11/15/39 (f)	3,868	4,252
Chesapeake Energy Corp. 6.5% 8/15/17	14,280	13,245
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (f)	5,990	5,174
11.75% 7/15/14 (f)	4,080	4,447
ConocoPhillips:
4.75% 2/1/14	621	675
5.75% 2/1/19	7,588	8,413
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Drummond Co., Inc.:
7.375% 2/15/16 (f)	$ 8,000	$ 7,520
9% 10/15/14 (f)	1,155	1,181
Duke Capital LLC:
6.25% 2/15/13	589	643
6.75% 2/15/32	2,454	2,593
Duke Energy Field Services:
5.375% 10/15/15 (f)	720	719
6.45% 11/3/36 (f)	8,320	7,491
6.875% 2/1/11	1,363	1,430
7.875% 8/16/10	611	638
El Paso Natural Gas Co. 5.95% 4/15/17	551	579
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	690	757
Enbridge Energy Partners LP:
5.875% 12/15/16	1,064	1,124
6.5% 4/15/18	1,398	1,565
EnCana Holdings Finance Corp. 5.8% 5/1/14	1,702	1,881
Enterprise Products Operating LP:
5.6% 10/15/14	1,152	1,253
5.65% 4/1/13	410	441
5.9% 4/15/13	1,908	2,064
Gazstream SA 5.625% 7/22/13 (f)	485	495
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	2,276	2,434
Kinder Morgan Energy Partners LP 5.125% 11/15/14	10,945	11,665
Lukoil International Finance BV 6.656% 6/7/22 (f)	720	671
Nakilat, Inc. 6.067% 12/31/33 (f)	4,083	3,849
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)	3,700	3,405
Nexen, Inc.:
5.05% 11/20/13	2,265	2,363
5.2% 3/10/15	535	564
5.875% 3/10/35	2,365	2,227
6.4% 5/15/37	4,230	4,224
NGPL PipeCo LLC 6.514% 12/15/12 (f)	2,099	2,311
OPTI Canada, Inc.:
7.875% 12/15/14	3,160	2,496
8.25% 12/15/14	5,470	4,362
Peabody Energy Corp. 7.875% 11/1/26	4,925	4,777
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 1.599% 6/15/10 (f)(k)	$ 734	$ 734
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	2,100	2,139
6.875% 1/20/40	3,230	3,326
7.875% 3/15/19	5,157	6,006
Petrohawk Energy Corp. 9.125% 7/15/13	10,000	10,400
Petroleum Development Corp. 12% 2/15/18	4,240	4,282
Plains All American Pipeline LP:
6.125% 1/15/17	1,880	2,029
7.75% 10/15/12	1,389	1,581
Plains Exploration & Production Co.:
7% 3/15/17	4,400	4,191
7.625% 6/1/18	4,415	4,354
Quicksilver Resources, Inc. 8.25% 8/1/15	5,790	5,689
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (f)	1,584	1,742
Ras Laffan Liquid Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	2,588	2,679
5.5% 9/30/14 (f)	3,617	3,798
5.832% 9/30/16 (f)	791	846
6.332% 9/30/27 (f)	5,710	5,667
6.75% 9/30/19 (f)	2,367	2,579
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	1,603	1,757
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,415
Source Gas LLC 5.9% 4/1/17 (f)	2,088	1,879
Southwestern Energy Co. 7.5% 2/1/18	3,340	3,449
Stone Energy Corp. 6.75% 12/15/14	5,580	4,813
Suncor Energy, Inc.:
6.1% 6/1/18	6,842	7,496
6.85% 6/1/39	6,550	7,296
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	2,743
Texas Eastern Transmission LP 6% 9/15/17 (f)	948	1,037
TransCanada PipeLines Ltd. 6.35% 5/15/67 (k)	1,397	1,307
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,031	$ 1,101
5.65% 4/1/16	707	755
		231,056
TOTAL ENERGY		247,974
FINANCIALS - 3.8%
Capital Markets - 0.7%
Bear Stearns Companies, Inc.:
0.4231% 10/22/10 (k)	1,379	1,380
4.245% 1/7/10	717	718
4.5% 10/28/10	1,080	1,117
5.3% 10/30/15	689	754
6.95% 8/10/12	11,066	12,435
BlackRock, Inc. 6.25% 9/15/17	1,142	1,263
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,478	3,749
5.95% 1/18/18	2,350	2,514
6.15% 4/1/18	1,161	1,253
6.75% 10/1/37	8,835	9,093
7.5% 2/15/19	15,036	17,756
JPMorgan Chase Capital XX 6.55% 9/29/36	11,345	10,398
Lazard Group LLC:
6.85% 6/15/17	2,262	2,320
7.125% 5/15/15	811	847
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	3,781	3,973
6.4% 8/28/17	1,830	1,920
6.875% 4/25/18	2,917	3,129
Morgan Stanley:
0.5344% 1/9/12 (k)	6,662	6,526
0.5844% 1/9/14 (k)	2,947	2,785
4.75% 4/1/14	468	476
5.05% 1/21/11	1,794	1,858
5.25% 11/2/12	144	154
5.45% 1/9/17	140	144
5.95% 12/28/17	324	341
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 4,650	$ 5,067
6.6% 4/1/12	3,370	3,681
6.75% 4/15/11	4,992	5,325
7.3% 5/13/19	4,941	5,570
Nuveen Investments, Inc. 10.5% 11/15/15 (f)	6,070	5,342
Scotland International Finance No. 2 BV 7.7% 8/15/10 (f)	576	586
The Bank of New York, Inc.:
4.3% 5/15/14	4,756	5,081
4.95% 11/1/12	2,277	2,487
5.45% 5/15/19	5,023	5,450
UBS AG Stamford Branch:
5.75% 4/25/18	2,418	2,499
5.875% 12/20/17	1,760	1,826
		129,817
Commercial Banks - 0.5%
ANZ National International Ltd. 6.2% 7/19/13 (f)	647	712
Bank of America NA 6% 10/15/36	2,235	2,223
Bank One Corp.:
5.25% 1/30/13	548	587
7.875% 8/1/10	407	427
BB&T Corp. 6.5% 8/1/11	732	781
Chase Manhattan Corp. 7.875% 6/15/10	915	949
Credit Suisse First Boston 6% 2/15/18	9,961	10,655
Credit Suisse First Boston New York Branch 5% 5/15/13	3,315	3,580
Credit Suisse New York Branch 5.5% 5/1/14	4,885	5,359
DBS Bank Ltd. (Singapore) 0.4925% 5/16/17 (f)(k)	2,442	2,295
Export-Import Bank of Korea:
5.125% 2/14/11	1,720	1,776
5.25% 2/10/14 (f)	333	351
5.5% 10/17/12	1,329	1,423
Fifth Third Bancorp:
4.5% 6/1/18	73	60
8.25% 3/1/38	1,237	1,186
HBOS PLC 6.75% 5/21/18 (f)	408	379
HSBC Holdings PLC:
0.4841% 10/6/16 (k)	868	826
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
6.5% 5/2/36	$ 6,610	$ 7,133
6.5% 9/15/37	8,400	8,940
JPMorgan Chase Bank 6% 10/1/17	1,234	1,322
KeyBank NA:
5.8% 7/1/14	660	658
7% 2/1/11	662	691
Korea Development Bank 4.625% 9/16/10	1,080	1,103
Manufacturers & Traders Trust Co. 1.7897% 4/1/13 (f)(k)	547	502
National City Bank, Cleveland 4.5% 3/15/10	1,734	1,750
PNC Funding Corp. 0.4206% 1/31/12 (k)	3,525	3,426
Regions Financial Corp. 7.75% 11/10/14	4,220	4,240
Santander Issuances SA Unipersonal:
0.6519% 6/20/16 (f)(k)	859	793
5.805% 6/20/16 (f)(k)	2,477	2,279
Standard Chartered Bank 6.4% 9/26/17 (f)	1,569	1,652
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (f)(k)	1,728	1,668
Union Planters Corp. 7.75% 3/1/11	353	352
UnionBanCal Corp. 5.25% 12/16/13	390	406
Wachovia Bank NA 4.875% 2/1/15	829	857
Wachovia Corp.:
0.4134% 4/23/12 (k)	320	313
0.4144% 10/15/11 (k)	2,366	2,337
5.625% 10/15/16	2,003	2,101
5.75% 6/15/17	1,728	1,818
Wells Fargo & Co.:
4.2% 1/15/10	1,552	1,558
5.625% 12/11/17	1,847	1,927
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11	342	361
		81,756
Consumer Finance - 0.8%
Capital One Bank USA NA 8.8% 7/15/19	4,275	5,063
Capital One Financial Corp. 7.375% 5/23/14	4,410	5,058
Discover Financial Services:
0.8297% 6/11/10 (k)	2,370	2,345
6.45% 6/12/17	8,700	8,354
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
1.8544% 1/15/10 (k)	$ 2,800	$ 2,786
5.7% 1/15/10	8,920	8,921
7% 10/1/13	2,800	2,733
7.25% 10/25/11	4,975	4,966
7.5% 8/1/12	6,000	5,940
8% 12/15/16	10,620	10,577
General Electric Capital Corp.:
5.625% 9/15/17	17,812	18,579
5.9% 5/13/14	6,210	6,811
General Motors Acceptance Corp.:
6.875% 9/15/11	1,360	1,306
6.875% 8/28/12	3,685	3,473
8% 11/1/31	2,055	1,748
GMAC LLC:
6% 12/15/11	880	832
6% 12/15/11 (f)	4,090	3,845
6.625% 5/15/12	1,785	1,682
6.625% 5/15/12 (f)	8,315	7,878
6.75% 12/1/14 (f)	6,105	5,433
6.875% 9/15/11 (f)	1,365	1,314
7% 2/1/12 (f)	5,945	5,692
7.5% 12/31/13 (f)	7,562	6,957
8% 11/1/31 (f)	13,691	11,706
Household Finance Corp.:
6.375% 10/15/11	1,096	1,172
7% 5/15/12	276	303
HSBC Finance Corp.:
5.25% 1/14/11	771	797
5.25% 1/15/14	621	658
MBNA America Bank NA 7.125% 11/15/12 (f)	409	447
MBNA Corp. 7.5% 3/15/12	948	1,043
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (f)	2,501	2,499
ORIX Corp. 5.48% 11/22/11	227	229
SLM Corp.:
0.499% 3/15/11 (k)	66	61
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
0.5122% 10/25/11 (k)	$ 5,381	$ 4,753
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (f)	199	207
		146,168
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	5,103	5,381
BP Capital Markets PLC 5.25% 11/7/13	13,466	14,981
Calpine Construction Finance Co. LP 8% 6/1/16 (f)	8,880	8,880
CIT Group, Inc.:
5% 2/13/14 (c)	5,350	3,745
5% 2/1/15 (c)	12,885	9,020
5.125% 9/30/14 (c)	1,350	945
7.625% 11/30/12 (c)	420	302
Citigroup, Inc.:
0.3613% 5/18/11 (k)	1,656	1,629
5.3% 10/17/12	8,973	9,411
5.5% 4/11/13	6,263	6,473
6.125% 5/15/18	9,915	9,901
6.5% 1/18/11	770	804
6.5% 8/19/13	12,925	13,782
8.5% 5/22/19	9,500	10,729
CME Group, Inc. 5.75% 2/15/14	2,601	2,895
GlaxoSmithKline Capital, Inc. 5.65% 5/15/18	12,399	13,816
ILFC E-Capital Trust I 5.9% 12/21/65 (f)(k)	1,265	582
International Lease Finance Corp.:
5.4% 2/15/12	1,688	1,439
6.375% 3/25/13	3,066	2,468
6.625% 11/15/13	4,023	3,247
JPMorgan Chase & Co.:
4.65% 6/1/14	6,500	6,944
4.891% 9/1/15 (k)	1,608	1,606
5.6% 6/1/11	1,824	1,948
5.75% 1/2/13	1,306	1,416
6.3% 4/23/19	6,000	6,686
6.75% 2/1/11	221	235
NSG Holdings II, LLC 7.75% 12/15/25 (f)	6,750	6,041
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	642	493
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding, Inc.: - continued
5.5% 1/15/14 (f)	$ 409	$ 342
5.7% 4/15/17 (f)	999	748
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	1,908	1,911
ZFS Finance USA Trust I 6.15% 12/15/65 (f)(k)	1,369	1,212
ZFS Finance USA Trust II 6.45% 12/15/65 (f)(k)	2,951	2,553
ZFS Finance USA Trust IV 5.875% 5/9/62 (f)(k)	961	776
		153,341
Insurance - 0.4%
Allstate Corp. 7.45% 5/16/19	5,875	7,025
American International Group, Inc.:
5.05% 10/1/15	455	355
5.45% 5/18/17	1,000	761
8.25% 8/15/18	910	786
Assurant, Inc.:
5.625% 2/15/14	1,126	1,178
6.75% 2/15/34	1,159	994
Axis Capital Holdings Ltd. 5.75% 12/1/14	329	340
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	878	711
HUB International Holdings, Inc. 9% 12/15/14 (f)	3,710	3,525
Jackson National Life Global Funding 5.375% 5/8/13 (f)	444	455
Liberty Mutual Group, Inc. 6.5% 3/15/35 (f)	350	285
Marsh & McLennan Companies, Inc. 9.25% 4/15/19	22	28
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (f)	4,500	5,514
Merna Reinsurance Ltd. Series 2007-1 Class B, 2.0325% 6/30/12 (f)(k)	4,351	4,275
MetLife, Inc.:
5% 6/15/15	686	737
6.125% 12/1/11	583	632
6.75% 6/1/16	3,874	4,450
7.717% 2/15/19	6,959	8,345
Metropolitan Life Global Funding I:
4.625% 8/19/10 (f)	1,944	1,983
5.125% 4/10/13 (f)	329	353
5.125% 6/10/14 (f)	3,462	3,717
Monumental Global Funding II 5.65% 7/14/11 (f)	973	998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 5.5% 4/22/13 (f)	$ 1,297	$ 1,362
New York Life Insurance Co. 6.75% 11/15/39 (f)	3,835	3,875
Pacific Life Global Funding 5.15% 4/15/13 (f)	1,995	2,119
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	3,855	4,402
Prudential Financial, Inc.:
5.15% 1/15/13	1,277	1,350
5.4% 6/13/35	266	232
5.5% 3/15/16	250	258
5.7% 12/14/36	226	205
6.2% 1/15/15	690	743
7.375% 6/15/19	1,880	2,135
8.875% 6/15/68 (k)	1,751	1,804
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	1,969	1,700
Symetra Financial Corp. 6.125% 4/1/16 (f)	3,053	2,789
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10	736	755
USI Holdings Corp. 4.1475% 11/15/14 (f)(k)	2,920	2,321
		73,497
Real Estate Investment Trusts - 0.3%
AMB Property LP 5.9% 8/15/13	1,520	1,574
Arden Realty LP 5.2% 9/1/11	789	822
AvalonBay Communities, Inc.:
4.95% 3/15/13	216	223
5.5% 1/15/12	743	784
6.625% 9/15/11	212	226
Brandywine Operating Partnership LP:
5.625% 12/15/10	2,403	2,442
5.75% 4/1/12	1,095	1,128
BRE Properties, Inc. 4.875% 5/15/10	1,522	1,521
Camden Property Trust:
4.375% 1/15/10	871	873
5.375% 12/15/13	387	398
5.875% 11/30/12	1,743	1,842
CPG Partners LP 6% 1/15/13	599	632
Developers Diversified Realty Corp.:
4.625% 8/1/10	1,775	1,758
5% 5/3/10	1,320	1,314
5.25% 4/15/11	1,433	1,416
5.375% 10/15/12	757	722
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
4.625% 5/15/13	$ 369	$ 362
5.25% 1/15/10	267	268
5.4% 8/15/14	325	323
5.5% 3/1/16	2,930	2,794
5.625% 8/15/11	4,312	4,440
5.875% 8/15/12	67	69
Equity One, Inc.:
6% 9/15/17	503	464
6.25% 1/15/17	291	273
Federal Realty Investment Trust:
5.4% 12/1/13	243	251
6% 7/15/12	1,728	1,815
6.2% 1/15/17	365	364
HRPT Properties Trust:
5.75% 11/1/15	524	502
6.25% 6/15/17	726	679
6.65% 1/15/18	364	345
Liberty Property LP:
5.125% 3/2/15	500	481
5.5% 12/15/16	876	834
Mack-Cali Realty LP:
5.05% 4/15/10	478	480
7.75% 2/15/11	575	600
Omega Healthcare Investors, Inc. 7% 1/15/16	4,090	3,886
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,058
Simon Property Group LP:
4.6% 6/15/10	646	655
4.875% 8/15/10	397	406
5% 3/1/12	214	224
5.375% 6/1/11	366	383
5.6% 9/1/11	1,601	1,687
5.75% 5/1/12	746	796
6.75% 5/15/14	4,302	4,714
7.75% 1/20/11	484	508
Tanger Properties LP 6.15% 11/15/15	14	14
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP 6.5% 6/1/16	$ 660	$ 624
Washington (REIT) 5.95% 6/15/11	2,143	2,194
		55,168
Real Estate Management & Development - 0.1%
ERP Operating LP 5.5% 10/1/12	261	277
Post Apartment Homes LP:
5.45% 6/1/12	798	800
6.3% 6/1/13	1,412	1,425
Realogy Corp. 10.5% 4/15/14	11,050	9,006
Regency Centers LP:
4.95% 4/15/14	360	348
5.25% 8/1/15	1,257	1,238
5.875% 6/15/17	622	596
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (f)	3,435	3,409
		17,099
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.65% 5/1/18	7,144	7,200
7.375% 5/15/14	1,248	1,401
7.625% 6/1/19	19,000	21,758
Countrywide Financial Corp. 5.8% 6/7/12	1,718	1,837
Countrywide Home Loans, Inc. 4% 3/22/11	2,549	2,604
Independence Community Bank Corp.:
2.1097% 4/1/14 (k)	2,485	2,407
4.9% 9/23/10	999	1,026
		38,233
TOTAL FINANCIALS		695,079
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17	1,741	1,941
Health Care Equipment & Supplies - 0.1%
Biomet, Inc.:
10% 10/15/17	3,820	4,040
11.625% 10/15/17	7,320	7,979
		12,019
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.8%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (f)	$ 4,330	$ 4,741
12.375% 11/1/14 (f)	3,645	3,991
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (k)	5,335	4,650
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	957
6.3% 8/15/14	2,132	2,101
DaVita, Inc. 6.625% 3/15/13	7,205	7,052
Express Scripts, Inc. 6.25% 6/15/14	2,404	2,667
HCA, Inc.:
6.375% 1/15/15	1,325	1,232
6.5% 2/15/16	5,605	5,143
7.875% 2/15/20 (f)	4,825	4,946
8.5% 4/15/19 (f)	4,455	4,694
8.75% 9/1/10	9,235	9,397
9.25% 11/15/16	19,940	21,037
9.875% 2/15/17 (f)	850	901
NMH Holdings, Inc. 7.424% 6/15/14 pay-in-kind (f)(k)	0*	0*
Rural/Metro Corp. 9.875% 3/15/15	4,835	4,835
Surgical Care Affiliates LLC 9.625% 7/15/15 pay-in-kind (f)(k)	4,570	3,760
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	6,460	6,783
Tenet Healthcare Corp.:
8.875% 7/1/19 (f)	8,855	9,497
9% 5/1/15 (f)	1,002	1,060
9.875% 7/1/14	4,690	4,901
10% 5/1/18 (f)	5,002	5,515
U.S. Oncology, Inc. 9.125% 8/15/17 (f)	2,740	2,836
United Surgical Partners International, Inc. 8.875% 5/1/17	10,745	10,826
US Oncology Holdings, Inc. 6.4275% 3/15/12 pay-in-kind (k)	8,913	7,988
Viant Holdings, Inc. 10.125% 7/15/17 (f)	10,489	10,122
		141,632
Pharmaceuticals - 0.0%
AstraZeneca PLC 6.45% 9/15/37	1,853	2,164
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co. 5.45% 5/1/18	$ 1,728	$ 1,903
Novartis Capital Corp. 4.125% 2/10/14	1,727	1,851
Roche Holdings, Inc. 5% 3/1/14 (f)	3,501	3,828
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	564	611
		10,357
TOTAL HEALTH CARE		165,949
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (f)	1,556	1,582
6.375% 6/1/19 (f)	3,650	4,055
6.4% 12/15/11 (f)	482	517
Bombardier, Inc.:
6.3% 5/1/14 (f)	10,420	10,055
7.45% 5/1/34 (f)	2,340	2,030
DRS Technologies, Inc.:
6.625% 2/1/16	3,760	3,717
7.625% 2/1/18	1,830	1,917
		23,873
Airlines - 0.1%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	146	145
AMR Corp. 10.2% 3/15/20	1,725	966
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	94	84
9.798% 4/1/21	6,120	4,866
6.648% 3/15/19	1,752	1,664
6.82% 5/1/18	130	122
6.9% 7/2/19	504	484
7.339% 4/19/14	2,050	1,830
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	27,035	270
8.3% 12/15/29 (a)	15,711	157
9.5% 9/15/14 (f)	970	982
10.375% 2/1/11 (a)	8,640	86
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	$ 214	$ 203
7.57% 11/18/10	6,419	6,451
7.779% 1/2/12	1,173	1,164
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,285	1,086
8.36% 7/20/20	863	751
		21,311
Building Products - 0.1%
Masco Corp. 0.5997% 3/12/10 (k)	2,670	2,653
Nortek, Inc. 10% 12/1/13 (c)	7,610	7,800
		10,453
Commercial Services & Supplies - 0.0%
Casella Waste Systems, Inc. 11% 7/15/14 (f)	1,015	1,081
Cenveo Corp. 10.5% 8/15/16 (f)	2,590	2,584
United Rentals North America, Inc. 9.25% 12/15/19	3,460	3,412
		7,077
Electrical Equipment - 0.1%
Sensus Metering Systems, Inc. 8.625% 12/15/13	11,608	11,753
Industrial Conglomerates - 0.2%
Covidien International Finance SA:
5.15% 10/15/10	1,489	1,545
5.45% 10/15/12	3,609	3,989
6% 10/15/17	1,726	1,932
General Electric Co. 5.25% 12/6/17	19,778	20,572
Sequa Corp.:
11.75% 12/1/15 (f)	1,840	1,638
13.5% 12/1/15 pay-in-kind (f)	55	47
		29,723
Machinery - 0.0%
Atlas Copco AB 5.6% 5/22/17 (f)	360	377
Commercial Vehicle Group, Inc. 8% 7/1/13	1,730	1,038
Navistar International Corp. 8.25% 11/1/21	1,735	1,705
		3,120
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.0%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (f)	$ 1,420	$ 1,456
9.5% 12/15/14	3,670	3,610
		5,066
Professional Services - 0.0%
FTI Consulting, Inc. 7.625% 6/15/13	920	925
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	640	589
7.75% 5/15/16	9,710	8,690
		9,279
Trading Companies & Distributors - 0.0%
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	6,330	5,897
Transportation Infrastructure - 0.0%
Trico Shipping AS 11.875% 11/1/14 (f)	2,730	2,778
TOTAL INDUSTRIALS		131,255
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (d)(f)	12,583	11,211
Cisco Systems, Inc.:
4.45% 1/15/20	3,595	3,657
5.5% 1/15/40	3,534	3,514
Lucent Technologies, Inc. 6.45% 3/15/29	10,065	7,750
ViaSat, Inc. 8.875% 9/15/16 (f)	765	780
		26,912
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,738	1,858
6% 10/1/12	2,284	2,455
6.55% 10/1/17	1,390	1,483
7.125% 10/1/37	1,952	2,031
		7,827
IT Services - 0.2%
Ceridian Corp. 11.25% 11/15/15	8,850	8,430
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp. 9.875% 9/24/15	$ 11,815	$ 10,397
SunGard Data Systems, Inc. 4.875% 1/15/14	12,355	11,382
		30,209
Office Electronics - 0.0%
Xerox Corp. 5.5% 5/15/12	944	1,000
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
4.174% 12/15/14 (k)	7,225	5,347
8.875% 12/15/14	10,770	9,142
10.125% 12/15/16	7,465	5,207
National Semiconductor Corp. 0.549% 6/15/10 (k)	2,354	2,322
NXP BV:
3.0344% 10/15/13 (k)	715	536
7.875% 10/15/14	8,000	6,800
Spansion LLC 11.25% 1/15/16 (c)(f)	905	887
Viasystems, Inc. 12% 1/15/15 (f)	2,225	2,253
		32,494
TOTAL INFORMATION TECHNOLOGY		98,442
MATERIALS - 0.7%
Chemicals - 0.2%
Dow Chemical Co.:
7.6% 5/15/14	3,864	4,387
8.55% 5/15/19	3,864	4,567
E.I. du Pont de Nemours & Co. 4.625% 1/15/20	3,924	3,988
Lubrizol Corp. 8.875% 2/1/19	547	690
MacDermid, Inc. 9.5% 4/15/17 (f)	740	725
Momentive Performance Materials, Inc.:
9.75% 12/1/14	12,280	11,773
10.875% 12/1/14 pay-in-kind (k)	210	188
NOVA Chemicals Corp. 8.375% 11/1/16 (f)	3,550	3,568
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	6,710	4,798
		34,684
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	$ 1,080	$ 1,136
Headwaters, Inc. 11.375% 11/1/14 (f)	585	598
		1,734
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,450	9,457
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (f)	1,970	2,004
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	4,000	4,090
Owens-Illinois, Inc. 7.8% 5/15/18	350	350
Pactiv Corp.:
5.875% 7/15/12	1,009	1,079
6.4% 1/15/18	1,030	1,104
		18,084
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/19 (f)	13	17
BHP Billiton Financial USA Ltd.:
5.125% 3/29/12	1,164	1,256
5.5% 4/1/14	5,752	6,402
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (f)	1,179	1,323
FMG Finance Property Ltd. 10.625% 9/1/16 (f)	7,000	7,595
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	6,090	6,577
Noranda Aluminium Holding Corp. 6.2744% 11/15/14 pay-in-kind (k)	3,804	2,251
Rio Tinto Finance (USA) Ltd.:
5.875% 7/15/13	7,256	7,964
6.5% 7/15/18	6,714	7,441
7.125% 7/15/28	7,050	7,991
Teck Resources Ltd. 10.75% 5/15/19	6,210	7,266
United States Steel Corp. 6.65% 6/1/37	3,880	3,107
Vale Overseas Ltd. 6.25% 1/23/17	1,368	1,465
		60,655
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.0%
NewPage Corp. 11.375% 12/31/14 (f)	$ 3,030	$ 2,977
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)	1,430	1,562
		4,539
TOTAL MATERIALS		119,696
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T Broadband Corp. 8.375% 3/15/13	1,523	1,783
AT&T, Inc.:
5.8% 2/15/19	5,178	5,591
6.7% 11/15/13	691	792
6.8% 5/15/36	12,428	13,476
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,565	1,844
BellSouth Corp. 6.55% 6/15/34	4,075	4,280
British Telecommunications PLC 9.125% 12/15/10 (d)	1,601	1,718
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)	11,240	11,156
Deutsche Telekom International Financial BV 5.25% 7/22/13	1,443	1,559
Global Crossing Ltd. 12% 9/15/15 (f)	2,015	2,146
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(f)	3,680	3,404
Intelsat Corp. 9.25% 8/15/14	5,190	5,242
Intelsat Ltd. 11.25% 6/15/16	14,660	15,540
Qwest Corp. 8.375% 5/1/16 (f)	5,765	6,010
SBC Communications, Inc.:
5.1% 9/15/14	1,278	1,392
5.875% 2/1/12	1,610	1,748
5.875% 8/15/12	576	635
Sprint Capital Corp.:
6.875% 11/15/28	15,273	11,455
6.9% 5/1/19	16,095	14,043
8.375% 3/15/12	7,330	7,495
Telecom Italia Capital SA:
4% 1/15/10	2,881	2,891
4.95% 9/30/14	1,890	1,995
5.25% 10/1/15	2,367	2,491
6.999% 6/4/18	6,391	7,126
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
7.2% 7/18/36	$ 7,123	$ 7,827
7.721% 6/4/38	2,643	3,071
Telefonica Emisiones SAU:
0.6094% 2/4/13 (k)	1,416	1,389
5.877% 7/15/19	4,178	4,588
6.421% 6/20/16	684	776
Telefonos de Mexico SA de CV 4.75% 1/27/10	3,654	3,672
Verizon Communications, Inc.:
6.1% 4/15/18	1,909	2,103
6.25% 4/1/37	3,729	3,910
Verizon Global Funding Corp. 7.25% 12/1/10	1,615	1,716
Verizon New England, Inc. 6.5% 9/15/11	525	565
Verizon New York, Inc. 6.875% 4/1/12	1,563	1,720
Wind Acquisition Finance SA 11.75% 7/15/17 (f)	6,720	7,392
		164,541
Wireless Telecommunication Services - 0.4%
Clearwire Escrow Corp. 12% 12/1/15 (f)	6,000	5,910
Crown Castle International Corp. 9% 1/15/15	2,955	3,110
Digicel Group Ltd.:
8.875% 1/15/15 (f)	11,915	11,572
9.125% 1/15/15 pay-in-kind (f)(k)	1,645	1,614
9.25% 9/1/12 (f)	4,120	4,285
12% 4/1/14 (f)	6,990	7,829
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14 (f)	4,618	4,767
5.875% 10/1/19 (f)	4,498	4,655
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)	2,455	2,455
9.5% 6/15/16	6,745	7,082
11.5% 6/15/16	665	698
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (f)	870	879
8.875% 1/15/15	6,980	7,085
Nextel Communications, Inc.:
5.95% 3/15/14	830	751
6.875% 10/31/13	4,380	4,161
7.375% 8/1/15	11,630	10,758
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Verizon Wireless Capital LLC 5.55% 2/1/14	$ 1,399	$ 1,542
Vodafone Group PLC:
5% 12/16/13	1,353	1,462
5.5% 6/15/11	1,626	1,725
		82,340
TOTAL TELECOMMUNICATION SERVICES		246,881
UTILITIES - 1.0%
Electric Utilities - 0.6%
AmerenUE 6.4% 6/15/17	1,760	1,954
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,423	2,603
Commonwealth Edison Co. 5.4% 12/15/11	1,027	1,103
Edison Mission Energy:
7% 5/15/17	510	372
7.2% 5/15/19	8,270	5,996
EDP Finance BV:
5.375% 11/2/12 (f)	1,175	1,285
6% 2/2/18 (f)	2,160	2,384
Exelon Corp. 4.9% 6/15/15	1,885	1,992
FirstEnergy Corp. 6.45% 11/15/11	52	56
FirstEnergy Solutions Corp.:
4.8% 2/15/15 (f)	1,266	1,316
6.05% 8/15/21 (f)	2,950	3,088
6.8% 8/15/39 (f)	2,310	2,400
Florida Power Corp. 5.65% 6/15/18	2,710	2,999
Illinois Power Co. 6.125% 11/15/17	243	264
Intergen NV 9% 6/30/17 (f)	7,015	7,278
IPALCO Enterprises, Inc.:
7.25% 4/1/16 (f)	3,670	3,661
8.625% 11/14/11	3,905	4,042
Massachusetts Electric Co. 5.9% 11/15/39 (f)	3,769	3,877
Mirant Americas Generation LLC 8.3% 5/1/11	6,000	6,105
Nevada Power Co.:
6.5% 5/15/18	5,100	5,640
6.5% 8/1/18	925	1,025
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (f)	3,645	3,818
Oncor Electric Delivery Co. 6.375% 5/1/12	1,609	1,756
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Oncor Electric Delivery Co. LLC 5.95% 9/1/13	$ 2,131	$ 2,328
PECO Energy Co. 5.6% 10/15/13	6,150	6,799
Pennsylvania Electric Co. 6.05% 9/1/17	450	484
Pepco Holdings, Inc.:
4% 5/15/10	1,314	1,329
6.45% 8/15/12	2,198	2,381
PPL Capital Funding, Inc. 6.7% 3/30/67 (k)	3,512	3,047
Progress Energy, Inc.:
6% 12/1/39	3,768	3,821
7.1% 3/1/11	1,994	2,124
Sierra Pacific Power Co. 5.45% 9/1/13	919	988
Tampa Electric Co. 6.15% 5/15/37	3,871	4,111
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	5,105	3,625
11.25% 11/1/16 pay-in-kind	10,399	6,352
West Penn Power Co. 5.95% 12/15/17 (f)	185	197
Wisconsin Electric Power Co. 6.25% 12/1/15	1,775	2,078
		104,678
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	260	273
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,827	1,924
		2,197
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
7.75% 10/15/15	4,660	4,683
9.75% 4/15/16 (f)	2,000	2,155
Constellation Energy Group, Inc. 7% 4/1/12	3,797	4,158
Duke Capital LLC 5.668% 8/15/14	1,211	1,303
Energy Future Holdings 10.875% 11/1/17	16,015	11,291
Enron Corp.:
6.4% 7/15/06 (c)	3,600	2
6.625% 11/15/05 (c)	2,155	1
6.75% 9/1/04 (c)	1,425	0*
9.125% 4/1/03 (c)	4,315	3
Exelon Generation Co. LLC 5.35% 1/15/14	900	968
RRI Energy, Inc. 6.75% 12/15/14	7,026	7,131
		31,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
4.75% 12/15/10	$ 2,316	$ 2,401
5.2% 8/15/19	3,038	3,196
6.3% 9/30/66 (k)	12,212	10,747
7.5% 6/30/66 (k)	2,480	2,443
DTE Energy Co. 7.05% 6/1/11	580	618
KeySpan Corp. 7.625% 11/15/10	291	309
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,064	1,155
5.875% 10/1/12	1,721	1,898
6.5% 9/15/37	4,300	4,842
National Grid PLC 6.3% 8/1/16	870	962
NiSource Finance Corp.:
5.25% 9/15/17	497	487
5.4% 7/15/14	794	831
5.45% 9/15/20	2,082	2,025
6.4% 3/15/18	782	818
6.8% 1/15/19	2,710	2,921
7.875% 11/15/10	602	633
10.75% 3/15/16	2,465	2,982
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,636	3,209
WPS Resources Corp. 6.11% 12/1/66 (k)	520	434
		42,911
TOTAL UTILITIES		181,481
TOTAL NONCONVERTIBLE BONDS		2,336,284
TOTAL CORPORATE BONDS (Cost $2,256,974)		2,431,735
U.S. Government and Government Agency Obligations - 5.4%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
1% 11/23/11	130,080	130,691
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.375% 5/19/11	$ 35,123	$ 36,607
Freddie Mac 5.25% 7/18/11	420	452
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		167,750
U.S. Treasury Inflation Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13	12,261	12,564
1.625% 1/15/15 (i)	33,931	35,941
1.625% 1/15/18	12,370	13,026
2% 1/15/14 (i)	158,922	170,423
2% 1/15/14	16,398	17,585
2.375% 1/15/27	48,191	53,161
2.5% 7/15/16	144,368	161,221
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		463,921
U.S. Treasury Obligations - 2.0%
U.S. Treasury Bonds 4.375% 11/15/39	7,000	7,222
U.S. Treasury Notes:
1.375% 11/15/12	4,221	4,254
1.875% 6/15/12	4,104	4,206
1.875% 4/30/14	38,380	38,560
2.375% 10/31/14	228,000	232,327
3.625% 8/15/19	66,000	68,341
TOTAL U.S. TREASURY OBLIGATIONS		354,910
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $945,211)		986,581
U.S. Government Agency - Mortgage Securities - 1.9%

Fannie Mae - 1.4%
4% 4/1/24 to 9/1/39	6,938	7,067
4% 12/1/24 (g)	5,000	5,135
4% 12/1/24 (g)	3,000	3,081
4.291% 6/1/36 (k)	343	356
4.5% 12/1/24 (g)	4,000	4,190
4.5% 1/1/39 to 9/1/39	33,680	34,616
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 12/1/39 (g)	$ 1,000	$ 1,026
4.5% 12/1/39 (g)	15,000	15,393
5% 12/1/24 (g)	3,200	3,399
5% 12/1/25 to 3/1/38	547	576
5% 12/1/39 (g)	10,000	10,486
5% 12/1/39 (g)(h)	5,000	5,243
5% 12/1/39 (g)(h)	17,000	17,825
5% 12/1/39 (g)	2,900	3,041
5.5% 1/1/24 to 3/1/39	61,642	65,908
5.5% 12/1/24 (g)(h)	6,000	6,424
5.5% 12/1/24 (g)(h)	6,000	6,424
5.569% 7/1/37 (k)	1,133	1,180
5.976% 4/1/36 (k)	822	861
6% 2/1/23 to 9/1/38	28,732	31,078
6% 12/1/39 (g)	500	536
6% 12/1/39 (g)(h)	19,000	20,366
6.306% 4/1/36 (k)	943	999
6.5% 8/1/36 to 9/1/36	5,188	5,657
6.5% 12/1/39 (g)	2,900	3,133
TOTAL FANNIE MAE		254,000
Freddie Mac - 0.3%
5% 3/1/19 to 9/1/39	27,166	28,739
5.692% 10/1/35 (k)	591	626
6% 11/1/33 to 9/1/37	2,716	2,930
6% 12/1/39 (h)	8,000	8,582
6.5% 11/1/34 to 3/1/36	15,802	17,217
TOTAL FREDDIE MAC		58,094
Government National Mortgage Association - 0.2%
5.5% 9/20/38 to 1/15/39	730	779
5.5% 12/1/39 (g)	14,000	14,901
5.5% 12/1/39 (g)	6,000	6,386
6% 2/15/34	11,741	12,805
6.5% 3/15/34	6,539	7,147
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		42,018
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $343,347)		354,112
Asset-Backed Securities - 0.7%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7059% 4/25/35 (k)	$ 1,383	$ 750
ACE Securities Corp. Series 2006-NC2 Class M7, 0.9859% 7/25/36 (k)	592	2
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.7359% 2/25/34 (k)	177	165
Class M2, 1.3359% 2/25/34 (k)	334	171
Series 2005-HE2 Class M2, 0.6859% 4/25/35 (k)	192	169
Series 2005-SD1 Class A1, 0.6359% 11/25/50 (k)	13	13
Series 2006-HE2 Class M3, 0.5759% 5/25/36 (k)	207	5
Series 2006-OP1:
Class M4, 0.6059% 4/25/36 (k)	129	3
Class M5, 0.6259% 4/25/36 (k)	123	1
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2666% 9/20/13 (k)	2,585	2,482
Series 2006-A7 Class A7, 0.2566% 10/20/12 (k)	1,302	1,250
Series 2006-C1 Class C1, 0.7166% 10/20/14 (k)	331	7
Series 2007-A1 Class A, 0.2866% 1/20/15 (k)	874	839
Series 2007-A4 Class A4, 0.2666% 4/22/13 (k)	1,242	1,193
ALG Student Loan Trust I Series 2006-1 Class A1, 0.5119% 10/28/18 (f)(k)	371	370
AmeriCredit Automobile Receivables Trust Series 2005-DA Class A4, 5.02% 11/6/12	103	105
AmeriCredit Prime Automobile Receivables Trust:
Series 2007-1 Class D, 5.62% 9/30/14	539	483
Series 2007-2M Class A3, 5.22% 4/8/10	197	201
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9359% 12/25/33 (k)	87	63
Series 2004-R11 Class M1, 0.8959% 11/25/34 (k)	434	213
Series 2004-R2 Class M3, 0.7859% 4/25/34 (k)	117	44
Series 2005-R2 Class M1, 0.6859% 4/25/35 (k)	1,567	1,159
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.6338% 3/1/34 (k)	36	21
Series 2004-W11 Class M2, 0.9359% 11/25/34 (k)	426	194
Series 2004-W7:
Class M1, 0.7859% 5/25/34 (k)	1,108	569
Class M2, 0.8359% 5/25/34 (k)	928	687
Series 2006-W4 Class A2C, 0.3959% 5/25/36 (k)	1,178	362
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.7859% 4/25/34 (k)	2,026	1,122
Series 2004-HE6 Class A2, 0.5959% 6/25/34 (k)	316	214
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2006-HE2 Class M1, 0.6059% 3/25/36 (k)	$ 181	$ 9
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (c)(f)(k)	4,820	0*
Bear Stearns Asset Backed Securities Trust Series 2006-3 Class A1, 0.3859% 8/25/36 (k)	1,370	1,318
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	1,095	964
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.295% 12/26/24 (k)	1,743	1,656
C-BASS Trust Series 2006-CB7 Class A2, 0.2959% 10/25/36 (k)	482	465
Capital Auto Receivables Asset Trust:
Series 2006-1 Class B, 5.26% 10/15/10	199	200
Series 2006-2:
Class B, 5.07% 12/15/11	1,539	1,573
Class C, 5.31% 6/15/12	1,132	1,155
Series 2007-1 Class C, 5.38% 11/15/12	403	398
Series 2007-SN1 Class D, 6.05% 1/17/12	197	189
Capital One Auto Finance Trust Series 2007-B Class A3A, 5.03% 4/15/12	371	375
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.5288% 4/15/13 (f)(k)	2,207	2,172
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6866% 7/20/39 (f)(k)	347	68
Class B, 0.9866% 7/20/39 (f)(k)	200	27
Class C, 1.3366% 7/20/39 (f)(k)	258	3
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	445	445
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5359% 7/25/36 (k)	4,366	154
Series 2006-NC2 Class M7, 1.0859% 6/25/36 (k)	323	6
Series 2006-NC4 Class M1, 0.5359% 10/25/36 (k)	2,725	91
Series 2006-RFC1 Class M9, 2.1059% 5/25/36 (k)	141	5
Series 2007-RFC1 Class A3, 0.3759% 12/25/36 (k)	1,368	449
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4166% 5/20/17 (f)(k)	152	125
Series 2005-1A Class A1, 4.67% 5/20/17 (f)	436	376
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	185	179
Citigroup Mortgage Loan Trust:
Series 2005-HE4 Class A2C, 0.5059% 10/25/35 (k)	2,992	2,900
Series 2007-AMC4 Class M1, 0.5059% 5/25/37 (k)	581	22
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Asset-Backed Certificates Trust:
Series 2006-13 Class 1AF1, 0.3559% 1/25/37 (k)	$ 2	$ 2
Series 2007-11 Class 2A1, 0.2959% 6/25/47 (k)	104	101
Series 2007-4 Class A1A, 0.3559% 9/25/37 (k)	591	573
Series 2007-5 Class 2A1, 0.3359% 4/25/29 (k)	7,427	6,696
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	251	0*
Countrywide Home Loans, Inc.:
Series 2004-3:
Class M1, 0.7359% 6/25/34 (k)	701	380
Class M4, 1.2059% 4/25/34 (k)	121	64
Series 2004-4 Class M2, 0.7659% 6/25/34 (k)	446	282
Series 2005-3 Class MV1, 0.6559% 8/25/35 (k)	1,385	1,271
Series 2005-AB1 Class A2, 0.4459% 8/25/35 (k)	232	223
CPS Auto Receivables Trust:
Series 2006-D Class A4, 5.115% 8/15/13 (f)	454	462
Series 2007-B Class A3, 5.47% 11/15/11 (f)	175	176
Series 2007-C Class A3, 5.43% 5/15/12 (f)	167	169
Discover Card Master Trust I Series 2007-1 Class B, 0.3388% 8/15/12 (k)	2,207	2,198
Drive Auto Receivables Trust Series 2006-1 Class A4, 5.54% 12/16/13 (f)	826	843
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.6658% 5/28/35 (k)	30	17
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4109% 8/25/34 (k)	221	41
Series 2006-3 Class 2A3, 0.3959% 11/25/36 (k)	4,507	1,329
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0609% 3/25/34 (k)	21	5
Series 2005-FF9 Class A3, 0.5159% 10/25/35 (k)	3,587	3,315
Series 2006-FF12 Class A2, 0.2759% 9/25/36 (k)	126	123
Series 2006-FF14 Class A2, 0.2959% 10/25/36 (k)	2,254	2,062
Series 2006-FF5 Class 2A2, 0.3459% 4/25/36 (k)	24	24
Ford Credit Auto Owner Trust Series 2006-C Class B, 5.3% 6/15/12	392	413
Ford Credit Floorplan Master Owner Trust Series 2006-4 Class B, 0.7888% 6/15/13 (k)	586	545
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14	50	51
Series 2007-1:
Class A4, 5.03% 2/16/15	348	359
Class C, 5.43% 2/16/15	426	307
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 0.9109% 2/25/34 (k)	$ 55	$ 26
Class M2, 0.9859% 2/25/34 (k)	87	70
Series 2005-A:
Class M3, 0.7259% 1/25/35 (k)	720	246
Class M4, 0.9159% 1/25/35 (k)	276	32
Series 2006-D Class M1, 0.4659% 11/25/36 (k)	224	6
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7731% 2/25/47 (f)(k)	2,160	1,911
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	1,233	924
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (f)(k)	244	222
Series 2006-2A:
Class A, 0.4188% 11/15/34 (f)(k)	1,416	1,062
Class B, 0.5188% 11/15/34 (f)(k)	512	179
Class C, 0.6188% 11/15/34 (f)(k)	850	238
Class D, 0.9888% 11/15/34 (f)(k)	324	68
GE Capital Credit Card Master Note Trust Series 2007-1 Class C, 0.5088% 3/15/13 (k)	3,603	3,558
GE Equipment Midticket LLC Series 2006-1 Class B, 0.3888% 9/15/17 (k)	665	629
Goal Capital Funding Trust Series 2007-1 Class C1, 0.685% 6/25/42 (k)	512	307
GS Auto Loan Trust Series 2007-1:
Class B, 5.53% 12/15/14	68	70
Class C, 5.74% 12/15/14	143	131
GSAMP Trust:
Series 2004-AR1 Class M1, 0.8859% 6/25/34 (k)	2,032	1,122
Series 2007-HE1 Class M1, 0.4859% 3/25/47 (k)	820	37
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.5759% 11/25/34 (k)	12	9
Series 2006-FM1 Class M3, 0.5859% 4/25/36 (k)	327	5
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3159% 5/25/30 (f)(k)	501	100
Series 2006-3:
Class B, 0.6359% 9/25/46 (f)(k)	497	80
Class C, 0.7859% 9/25/46 (f)(k)	1,159	127
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5559% 8/25/33 (k)	345	184
Series 2003-3 Class M1, 1.5259% 8/25/33 (k)	666	315
Series 2003-5 Class A2, 0.9359% 12/25/33 (k)	25	9
Series 2005-5 Class 2A2, 0.4859% 11/25/35 (k)	173	164
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2006-1 Class 2A3, 0.4609% 4/25/36 (k)	$ 2,100	$ 2,002
Series 2006-8 Class 2A1, 0.2859% 3/25/37 (k)	11	10
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5266% 3/20/36 (k)	706	425
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4259% 1/25/37 (k)	1,137	337
Hyundai Auto Receivables Trust Series 2006-1:
Class B, 5.29% 11/15/12	74	74
Class C, 5.34% 11/15/12	96	96
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5359% 7/25/36 (k)	2,497	84
Series 2007-CH1:
Class AV4, 0.3659% 11/25/36 (k)	1,136	612
Class MV1, 0.4659% 11/25/36 (k)	923	90
Series 2007-CH3 Class M1, 0.5359% 3/25/37 (k)	397	16
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6131% 12/27/09 (k)	735	597
Series 2006-A:
Class 2A1, 0.3131% 9/27/21 (k)	145	145
Class 2C, 1.4331% 3/27/42 (k)	2,016	362
Lancer Funding Ltd. Series 2006-1A Class A3, 1.9841% 4/6/46 (f)(k)	208	0*
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14	2,067	2,069
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3159% 6/25/34 (k)	220	166
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	13	11
Class C, 5.691% 10/20/28 (f)	6	5
Class D, 6.01% 10/20/28 (f)	71	48
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.4959% 10/25/36 (k)	407	19
Series 2007-HE1 Class M1, 0.5359% 5/25/37 (k)	596	25
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9859% 7/25/34 (k)	151	68
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/16/13	252	254
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.8859% 7/25/34 (k)	595	423
Series 2006-FM1 Class A2B, 0.3459% 4/25/37 (k)	1,871	1,348
Series 2006-MLN1 Class A2A, 0.3059% 7/25/37 (k)	40	37
Series 2006-OPT1 Class A1A, 0.4959% 6/25/35 (k)	2,521	1,558
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5759% 8/25/34 (k)	$ 44	$ 30
Series 2005-HE2 Class M1, 0.6359% 1/25/35 (k)	335	164
Series 2005-NC1 Class M1, 0.6759% 1/25/35 (k)	303	141
Series 2005-NC2 Class B1, 1.4059% 3/25/35 (k)	316	33
Series 2006-HE6 Class A2A, 0.2759% 9/25/36 (k)	103	101
Series 2006-NC4 Class M4, 0.5859% 6/25/36 (k)	45	0*
Series 2007-HE2 Class M1, 0.4859% 1/25/37 (k)	3,212	70
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (f)(k)(n)	3,018	124
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (n)	2,159	399
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (n)	2,244	21
Series 2006-1 Class AIO, 5.5% 4/25/11 (n)	323	19
Series 2006-2 Class AIO, 6% 8/25/11 (n)	160	12
Series 2006-3:
Class A1, 0.2659% 9/25/19 (k)	359	356
Class AIO, 7.1% 1/25/12 (n)	258	34
Series 2006-4:
Class A1, 0.2659% 3/25/25 (k)	507	500
Class AIO, 6.35% 2/27/12 (n)	819	102
Class D, 1.3359% 5/25/32 (k)	1,544	39
Series 2007-1 Class AIO, 7.27% 4/25/12 (n)	1,101	169
Series 2007-2 Class AIO, 6.7% 7/25/12 (n)	936	146
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7459% 9/25/35 (k)	1,083	227
Series 2005-D Class M2, 0.7059% 2/25/36 (k)	593	57
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3559% 3/25/36 (k)	283	272
NovaStar Mortgage Funding Trust Series 2006-6 Class A2A, 0.3059% 1/25/37 (k)	3	3
Ocala Funding LLC:
Series 2005-1A Class A, 1.7366% 3/20/10 (f)(k)	429	167
Series 2006-1A Class A, 1.6366% 3/20/11 (f)(k)	892	330
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3259% 5/25/37 (k)	110	106
Series 2007-6 Class 2A1, 0.2959% 7/25/37 (k)	169	159
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4859% 9/25/34 (k)	405	108
Class M4, 1.6859% 9/25/34 (k)	519	70
Series 2004-WCW2 Class M3, 0.7859% 7/25/35 (k)	304	33
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc.: - continued
Series 2005-WCH1:
Class M2, 0.7559% 1/25/35 (k)	$ 1,817	$ 1,217
Class M3, 0.7959% 1/25/35 (k)	363	196
Class M4, 1.0659% 1/25/35 (k)	1,120	170
Series 2005-WHQ2:
Class M7, 1.4859% 5/25/35 (k)	1,328	20
Class M9, 2.1159% 5/25/35 (k)	334	1
Providian Master Note Trust Series 2006-C1A Class C1, 0.7888% 3/16/15 (f)(k)	2,497	2,420
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (f)	367	361
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4659% 12/25/36 (k)	271	8
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3059% 2/25/37 (k)	164	159
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0359% 4/25/33 (k)	4	2
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0309% 3/25/35 (k)	1,427	798
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.9559% 1/25/36 (k)	66	1
Series 2006-FR4 Class A2A, 0.3159% 8/25/36 (k)	665	353
Series 2007-NC1 Class A2A, 0.2859% 12/25/36 (k)	357	327
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3866% 3/20/19 (f)(k)	794	703
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.249% 6/15/33 (k)	965	193
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (f)	455	5
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.3859% 9/25/34 (k)	62	15
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.5959% 2/25/34 (k)	104	64
Series 2007-BC4 Class A3, 0.4859% 11/25/37 (k)	7,132	6,729
Series 2007-GEL1 Class A2, 0.4259% 1/25/37 (f)(k)	993	322
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3259% 6/25/37 (k)	1,159	1,055
Superior Wholesale Inventory Financing Trust Series 2007-AE1:
Class A, 0.3388% 1/15/12 (k)	950	950
Class B, 0.5388% 1/15/12 (k)	786	784
Class C, 0.8388% 1/15/12 (k)	1,134	1,128
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	$ 928	$ 865
Swift Master Auto Receivables Trust:
Series 2007-1:
Class A, 0.3388% 6/15/12 (k)	2,654	2,620
Class B, 0.4588% 6/15/12 (k)	294	287
Class C, 0.7388% 6/15/12 (k)	176	170
Series 2007-2 Class A, 0.8888% 10/15/12 (k)	1,986	1,954
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0959% 9/25/34 (k)	22	8
Trapeza CDO XII Ltd./, Inc. Series 2007-12A Class B, 0.8441% 4/6/42 (f)(k)	1,467	73
Triad Auto Receivables Owner Trust:
Series 2006-C Class A4, 5.31% 5/13/13	420	437
Series 2007-A Class A3, 5.28% 2/13/12	737	742
Turquoise Card Backed Securities PLC Series 2007-1 Class C, 0.6087% 6/15/12 (k)	2,785	2,691
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class A4, 5.08% 4/20/12 (f)	508	517
Series 2006-2A:
Class B, 5.29% 6/20/12 (f)	283	291
Class D, 5.54% 12/20/12 (f)	404	388
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	674	0*
WaMu Asset-Backed Certificates Series 2006-HE3 Class M4, 0.6159% 10/25/36 (k)	458	8
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7388% 8/15/15 (f)(k)	6,374	6,086
Series 2007-A4A Class A4, 5.2% 10/15/14 (f)	6,464	6,693
Series 2007-A5A Class A5, 0.9888% 10/15/14 (f)(k)	900	900
Series 2007-C1 Class C1, 0.6388% 5/15/14 (f)(k)	3,948	3,905
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (a)(f)	6	0*
Series 2006-2 Class A2, 0.3359% 7/25/36 (k)	223	218
Whinstone Capital Management Ltd. Series 1A Class B3, 1.1822% 10/25/44 (f)(k)	1,358	163
TOTAL ASSET-BACKED SECURITIES (Cost $120,047)		123,913
Collateralized Mortgage Obligations - 0.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.6%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.7144% 4/12/56 (f)(k)	$ 1,084	$ 705
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6986% 4/10/49 (k)	51	12
Class C, 5.6986% 4/10/49 (k)	135	29
Class D, 5.6986% 4/10/49 (k)	67	13
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 5.1578% 1/25/34 (k)	1,595	1,395
Series 2004-1 Class 2A2, 3.679% 10/25/34 (k)	1,826	1,570
Series 2004-A Class 2A2, 5.4434% 2/25/34 (k)	1,002	886
Series 2004-B:
Class 1A1, 4.6866% 3/25/34 (k)	131	106
Class 2A2, 4.5597% 3/25/34 (k)	1,051	910
Series 2004-D Class 2A2, 3.8733% 5/25/34 (k)	1,634	1,426
Series 2004-G Class 2A7, 3.9311% 8/25/34 (k)	1,411	1,227
Series 2004-H Class 2A1, 3.7624% 9/25/34 (k)	1,314	1,105
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (f)(k)(n)	40,758	2,975
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5159% 1/25/35 (k)	1,979	1,341
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T24 Class X2, 0.4241% 10/12/41 (f)(k)(n)	3,139	43
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.1597% 2/25/37 (k)	495	437
Series 2007-A2 Class 2A1, 4.1149% 7/25/37 (k)	4,473	4,076
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.0953% 12/10/49 (k)	912	937
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 3.4434% 8/25/34 (k)	1,280	1,161
Class A4, 3.2708% 8/25/34 (k)	1,064	970
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,019	255
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (f)(k)	912	838
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6359% 5/25/33 (k)	24	23
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater Series 2005-2 Class 6M2, 0.7159% 6/25/35 (k)	1,120	174
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 3.9293% 11/25/34 (k)	$ 210	$ 185
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.3959% 3/25/37 (k)	2,608	866
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3269% 9/19/36 (k)	239	226
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 1.4488% 12/25/34 (k)	37	22
Series 2004-AR5 Class 2A1, 3.0085% 10/25/34 (k)	1,642	1,434
Fosse Master Issuer PLC:
floater Series 2006-1A:
Class B2, 0.4441% 10/18/54 (f)(k)	2,608	2,298
Class C2, 0.7541% 10/18/54 (f)(k)	874	568
Class M2, 0.5341% 10/18/54 (f)(k)	1,499	1,222
Series 2007-1A Class C2, 0.8341% 10/18/54 (f)(k)	222	206
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.7391% 11/20/56 (f)(k)	2,161	1,629
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.7544% 10/11/41 (f)(k)	2,364	1,891
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 0.7866% 12/20/54 (k)	142	36
Series 2006-1A Class C2, 0.8366% 12/20/54 (f)(k)	4,917	1,229
Series 2006-2 Class C1, 0.7066% 12/20/54 (k)	4,095	1,229
Series 2006-3 Class C2, 0.7366% 12/20/54 (k)	853	213
Series 2006-4:
Class B1, 0.3266% 12/20/54 (k)	3,154	1,829
Class C1, 0.6166% 12/20/54 (k)	1,928	482
Class M1, 0.4066% 12/20/54 (k)	829	381
Series 2007-1:
Class 1C1, 0.5366% 12/20/54 (k)	1,671	501
Class 1M1, 0.3866% 12/20/54 (k)	1,114	501
Class 2C1, 0.6666% 12/20/54 (k)	760	228
Class 2M1, 0.4866% 12/20/54 (k)	1,431	644
Series 2007-2 Class 2C1, 0.6675% 12/17/54 (k)	1,981	495
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7341% 1/20/44 (k)	326	105
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.804% 4/25/35 (k)	635	502
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4569% 5/19/35 (k)	308	159
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2004-11 Class 2A2, 0.9759% 3/25/35 (k)	$ 173	$ 57
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (k)	98	101
Class A3, 5.447% 6/12/47 (k)	1,730	1,590
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9237% 8/25/36 (k)	1,917	1,400
Series 2004-A3 Class 4A1, 4.2723% 7/25/34 (k)	2,005	1,846
Series 2004-A5 Class 2A1, 3.3916% 12/25/34 (k)	1,518	1,386
Series 2006-A2 Class 5A1, 3.9377% 11/25/33 (k)	3,633	3,262
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 12/31/49	410	386
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.6259% 9/26/45 (f)(k)	308	142
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4459% 5/25/47 (k)	1,031	400
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.4659% 10/25/36 (k)	379	3
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4059% 2/25/37 (k)	1,542	773
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.4088% 6/15/22 (f)(k)	188	137
Class C, 0.4288% 6/15/22 (f)(k)	1,165	757
Class D, 0.4388% 6/15/22 (f)(k)	448	264
Class E, 0.4488% 6/15/22 (f)(k)	717	351
Class F, 0.4788% 6/15/22 (f)(k)	1,164	512
Class G, 0.5488% 6/15/22 (f)(k)	269	113
Class H, 0.5688% 6/15/22 (f)(k)	538	188
Class J, 0.6088% 6/15/22 (f)(k)	628	176
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 3.1219% 8/25/34 (k)	1,691	1,488
Series 2005-A2 Class A7, 4.4759% 2/25/35 (k)	2,022	1,683
Series 2006-A6 Class A4, 3.5963% 10/25/33 (k)	1,464	1,297
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	3,905	3,901
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5259% 7/25/35 (k)	2,144	1,447
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5359% 3/25/37 (k)	2,236	117
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Permanent Financing No. 8 PLC floater Class 3C, 0.8219% 6/10/42 (k)	$ 1,696	$ 1,552
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.0779% 10/25/35 (k)	810	626
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B5, 2.5916% 7/10/35 (f)(k)	1,644	948
Class B6, 3.0916% 7/10/35 (f)(k)	350	174
Series 2004-A:
Class B4, 1.4416% 2/10/36 (f)(k)	542	261
Class B5, 1.9416% 2/10/36 (f)(k)	362	174
Series 2004-B:
Class B4, 1.3416% 2/10/36 (f)(k)	424	181
Class B5, 1.7916% 2/10/36 (f)(k)	311	149
Class B6, 2.2416% 2/10/36 (f)(k)	110	44
Series 2004-C:
Class B4, 1.1916% 9/10/36 (f)(k)	557	253
Class B5, 1.5916% 9/10/36 (f)(k)	619	267
Class B6, 1.9916% 9/10/36 (f)(k)	115	41
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	885	784
Series 2004-SL3 Class A1, 7% 8/25/16	81	71
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6859% 6/25/33 (f)(k)	354	253
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	129	113
Sequoia Mortgage Trust floater:
Series 2004-6 Class A3B, 1.6013% 7/20/34 (k)	34	19
Series 2004-7 Class A3B, 1.535% 7/20/34 (k)	22	14
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.6359% 9/25/33 (f)(k)	60	49
Series 2003-15A Class 4A, 5.3969% 4/25/33 (k)	541	496
Series 2003-20 Class 1A1, 5.5% 7/25/33	524	511
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4359% 9/25/36 (k)	2,485	1,169
Thornburg Mortgage Securities Trust floater Series 2006-4 Class A2B, 0.3559% 7/25/36 (k)	6,989	6,448
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR11 Class C1B1, 0.3159% 9/25/46 (k)	20	20
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2003-AR8 Class A, 2.8511% 8/25/33 (k)	$ 859	$ 803
Series 2005-AR3 Class A2, 4.6337% 3/25/35 (k)	2,307	1,899
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.1685% 12/25/34 (k)	807	734
Series 2004-H Class A1, 4.5261% 6/25/34 (k)	1,840	1,718
Series 2004-W Class A9, 3.154% 11/25/34 (k)	3,939	3,331
Series 2005-AR10 Class 2A2, 3.4595% 6/25/35 (k)	651	604
Series 2005-AR12:
Class 2A5, 3.787% 7/25/35 (k)	9,940	8,317
Class 2A6, 3.787% 7/25/35 (k)	549	491
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	2,461	2,168
Series 2005-AR3 Class 2A1, 3.2785% 3/25/35 (k)	1,000	880
TOTAL PRIVATE SPONSOR		101,034
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates sequential payer Series 2002-57 Class BT, 6% 11/25/31	2,216	2,227
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,326)		103,261
Commercial Mortgage Securities - 1.7%

Asset Securitization Corp. Series 1997-D5:
Class A-6, 7.1724% 2/14/43 (k)	1,067	985
Class A2, 6.8024% 2/14/43 (k)	671	727
Class A3, 6.8524% 2/14/43 (k)	724	789
Class PS1, 1.3956% 2/14/43 (k)(n)	3,279	128
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7209% 5/10/45 (k)	1,065	1,079
Series 2006-4 Class A1, 5.363% 7/10/46 (k)	507	518
Series 2006-5:
Class A1, 5.185% 9/10/47	614	625
Class A2, 5.317% 9/10/47	3,520	3,548
Class A3, 5.39% 9/10/47	1,272	1,237
Series 2006-6 Class A3, 5.369% 12/10/16	1,824	1,718
Series 2007-2 Class A1, 5.421% 4/10/49	372	385
Series 2007-4 Class A3, 5.8114% 2/10/51 (k)	910	874
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-6 Class E, 5.619% 10/10/45 (f)	$ 527	$ 74
Series 2007-3:
Class A3, 5.8372% 6/10/49 (k)	1,523	1,468
Class A4, 5.658% 6/10/49 (k)	1,901	1,577
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2000-2 Class A2, 7.197% 9/15/32	159	160
Series 2001-1 Class A4, 5.451% 1/15/49	1,997	1,763
Series 2004-2:
Class A3, 4.05% 11/10/38	1,179	1,180
Class A4, 4.153% 11/10/38	1,157	1,144
Series 2004-4 Class A3, 4.128% 7/10/42	352	353
Series 2005-1 Class A3, 4.877% 11/10/42	2,847	2,848
Series 2006-1 Class A1, 5.219% 9/10/45 (k)	1,226	1,246
Series 2007-1 Class A2, 5.381% 1/15/49	2,565	2,570
Series 2001-3 Class H, 6.562% 4/11/37 (f)	510	499
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	228	206
Class K, 6.15% 5/11/35 (f)	424	356
Series 2002-2 Class XP, 1.8075% 7/11/43 (f)(k)(n)	1,027	2
Series 2003-2 Class XP, 0.3123% 3/11/41 (f)(k)(n)	11,260	37
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	2,833	2,801
Series 2005-6 Class A3, 5.1788% 9/10/47 (k)	1,642	1,648
Series 2007-1 Class B, 5.543% 1/15/49	549	188
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (f)(k)	392	267
Class D, 0.5988% 3/15/22 (f)(k)	397	250
Class E, 0.6388% 3/15/22 (f)(k)	328	190
Class F, 0.7088% 3/15/22 (f)(k)	467	248
Class G, 0.7688% 3/15/22 (f)(k)	303	145
Series 2006-BIX1:
Class C, 0.4188% 10/15/19 (f)(k)	586	463
Class D, 0.4488% 10/15/19 (f)(k)	716	530
Class E, 0.4788% 10/15/19 (f)(k)	663	451
Class F, 0.5488% 10/15/19 (f)(k)	1,987	1,153
Class G, 0.5688% 10/15/19 (f)(k)	935	421
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0859% 12/25/33 (f)(k)	70	36
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class A, 0.5959% 4/25/34 (f)(k)	$ 1,180	$ 856
Class B, 2.1359% 4/25/34 (f)(k)	132	59
Class M1, 0.7959% 4/25/34 (f)(k)	106	66
Class M2, 1.4359% 4/25/34 (f)(k)	98	52
Series 2004-2:
Class A, 0.6659% 8/25/34 (f)(k)	919	669
Class M1, 0.8159% 8/25/34 (f)(k)	158	85
Series 2004-3:
Class A1, 0.6059% 1/25/35 (f)(k)	2,012	1,408
Class A2, 0.6559% 1/25/35 (f)(k)	289	185
Class M1, 0.7359% 1/25/35 (f)(k)	347	187
Class M2, 1.2359% 1/25/35 (f)(k)	165	76
Series 2005-2A:
Class A1, 0.5459% 8/25/35 (f)(k)	1,470	987
Class M1, 0.6659% 8/25/35 (f)(k)	80	37
Class M2, 0.7159% 8/25/35 (f)(k)	132	57
Class M3, 0.7359% 8/25/35 (f)(k)	73	30
Class M4, 0.8459% 8/25/35 (f)(k)	67	25
Series 2005-3A:
Class A1, 0.5559% 11/25/35 (f)(k)	592	410
Class A2, 0.6359% 11/25/35 (f)(k)	534	324
Class M1, 0.6759% 11/25/35 (f)(k)	70	33
Class M2, 0.7259% 11/25/35 (f)(k)	89	40
Class M3, 0.7459% 11/25/35 (f)(k)	80	33
Class M4, 0.8359% 11/25/35 (f)(k)	99	39
Series 2005-4A:
Class A2, 0.6259% 1/25/36 (f)(k)	1,377	847
Class B1, 1.6359% 1/25/36 (f)(k)	119	35
Class M1, 0.6859% 1/25/36 (f)(k)	444	213
Class M2, 0.7059% 1/25/36 (f)(k)	133	60
Class M3, 0.7359% 1/25/36 (f)(k)	195	82
Class M4, 0.8459% 1/25/36 (f)(k)	108	40
Class M5, 0.8859% 1/25/36 (f)(k)	108	37
Class M6, 0.9359% 1/25/36 (f)(k)	114	35
Series 2006-1:
Class A2, 0.5959% 4/25/36 (f)(k)	210	125
Class M1, 0.6159% 4/25/36 (f)(k)	75	32
Class M2, 0.6359% 4/25/36 (f)(k)	79	32
Class M3, 0.6559% 4/25/36 (f)(k)	68	26
Class M4, 0.7559% 4/25/36 (f)(k)	39	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class M5, 0.7959% 4/25/36 (f)(k)	$ 37	$ 13
Class M6, 0.8759% 4/25/36 (f)(k)	75	24
Series 2006-2A:
Class A1, 0.4659% 7/25/36 (f)(k)	3,224	2,167
Class A2, 0.5159% 7/25/36 (f)(k)	191	113
Class B1, 1.1059% 7/25/36 (f)(k)	72	21
Class B3, 2.9359% 7/25/36 (f)(k)	108	28
Class M1, 0.5459% 7/25/36 (f)(k)	201	85
Class M2, 0.5659% 7/25/36 (f)(k)	142	55
Class M3, 0.5859% 7/25/36 (f)(k)	117	43
Class M4, 0.6559% 7/25/36 (f)(k)	79	28
Class M5, 0.7059% 7/25/36 (f)(k)	98	32
Class M6, 0.7759% 7/25/36 (f)(k)	146	46
Series 2006-3A:
Class B1, 1.0359% 10/25/36 (f)(k)	124	21
Class B2, 1.5859% 10/25/36 (f)(k)	90	13
Class B3, 2.8359% 10/25/36 (f)(k)	146	22
Class M4, 0.6659% 10/25/36 (f)(k)	138	36
Class M5, 0.7159% 10/25/36 (f)(k)	165	40
Class M6, 0.7959% 10/25/36 (f)(k)	322	64
Series 2006-4A:
Class A1, 0.4659% 12/25/36 (f)(k)	703	473
Class A2, 0.5059% 12/25/36 (f)(k)	3,442	1,634
Class B1, 0.9359% 12/25/36 (f)(k)	110	24
Class B2, 1.4859% 12/25/36 (f)(k)	112	22
Class B3, 2.6859% 12/25/36 (f)(k)	190	33
Class M1, 0.5259% 12/25/36 (f)(k)	228	77
Class M2, 0.5459% 12/25/36 (f)(k)	152	48
Class M3, 0.5759% 12/25/36 (f)(k)	155	46
Class M4, 0.6359% 12/25/36 (f)(k)	185	52
Class M5, 0.6759% 12/25/36 (f)(k)	170	45
Class M6, 0.7559% 12/25/36 (f)(k)	152	37
Series 2007-1:
Class A2, 0.5059% 3/25/37 (f)(k)	719	374
Class B1, 0.9059% 3/25/37 (f)(k)	229	44
Class B2, 1.3859% 3/25/37 (f)(k)	166	27
Class B3, 3.5859% 3/25/37 (f)(k)	455	59
Class M1, 0.5059% 3/25/37 (f)(k)	202	80
Class M2, 0.5259% 3/25/37 (f)(k)	151	53
Class M3, 0.5559% 3/25/37 (f)(k)	135	42
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-1:
Class M4, 0.6059% 3/25/37 (f)(k)	$ 109	$ 30
Class M5, 0.6559% 3/25/37 (f)(k)	168	42
Class M6, 0.7359% 3/25/37 (f)(k)	236	52
Series 2007-2A:
Class A1, 0.5059% 7/25/37 (f)(k)	635	413
Class A2, 0.5559% 7/25/37 (f)(k)	595	280
Class B1, 1.8359% 7/25/37 (f)(k)	184	29
Class B2, 2.4859% 7/25/37 (f)(k)	159	23
Class B3, 3.5859% 7/25/37 (f)(k)	178	25
Class M1, 0.6059% 7/25/37 (f)(k)	209	73
Class M2, 0.6459% 7/25/37 (f)(k)	114	35
Class M3, 0.7259% 7/25/37 (f)(k)	115	30
Class M4, 0.8859% 7/25/37 (f)(k)	229	50
Class M5, 0.9859% 7/25/37 (f)(k)	202	40
Class M6, 1.2359% 7/25/37 (f)(k)	256	43
Series 2007-3:
Class A2, 0.5259% 7/25/37 (f)(k)	745	364
Class B1, 1.1859% 7/25/37 (f)(k)	166	33
Class B2, 1.8359% 7/25/37 (f)(k)	415	70
Class B3, 4.2359% 7/25/37 (f)(k)	221	33
Class M1, 0.5459% 7/25/37 (f)(k)	149	55
Class M2, 0.5759% 7/25/37 (f)(k)	159	55
Class M3, 0.6059% 7/25/37 (f)(k)	249	80
Class M4, 0.7359% 7/25/37 (f)(k)	391	112
Class M5, 0.8359% 7/25/37 (f)(k)	204	50
Class M6, 1.0359% 7/25/37 (f)(k)	155	36
Series 2007-4A:
Class B1, 2.7859% 9/25/37 (f)(k)	237	28
Class B2, 3.6859% 9/25/37 (f)(k)	857	94
Class M1, 1.1859% 9/25/37 (f)(k)	227	57
Class M2, 1.2859% 9/25/37 (f)(k)	227	45
Class M4, 1.8359% 9/25/37 (f)(k)	579	93
Class M5, 1.9859% 9/25/37 (f)(k)	579	81
Class M6, 2.1859% 9/25/37 (f)(k)	580	75
Series 2004-1 Class IO, 1.25% 4/25/34 (f)(n)	2,525	73
Series 2007-5A Class IO, 1.5496% 10/25/37 (f)(n)	5,532	529
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6788% 3/15/19 (f)(k)	611	294
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class H, 0.8888% 3/15/19 (f)(k)	$ 411	$ 177
Class J, 1.0888% 3/15/19 (f)(k)	309	117
Series 2007-BBA8:
Class D, 0.4888% 3/15/22 (f)(k)	452	236
Class E, 0.5388% 3/15/22 (f)(k)	2,347	1,158
Class F, 0.5888% 3/15/22 (f)(k)	1,440	654
Class G, 0.6388% 3/15/22 (f)(k)	369	157
Class H, 0.7888% 3/15/22 (f)(k)	452	170
Class J, 0.9388% 3/15/22 (f)(k)	452	133
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	481	493
Series 2004-PWR3 Class A3, 4.487% 2/11/41	1,094	1,111
Series 2006-PW14 Class A4, 5.201% 12/11/38	1,178	1,119
Series 2006-T24 Class A1, 4.905% 10/12/41 (k)	1,005	1,033
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,680	2,627
Series 2007-PW16:
Class A4, 5.719% 6/11/40 (k)	534	469
Class AAB, 5.719% 6/11/40 (k)	4,740	4,642
Series 2007-PW17 Class A1, 5.282% 6/11/50	617	631
Series 2007-PW18:
Class A2, 5.613% 6/11/50	320	322
Class A4, 5.7% 6/11/50	4,380	3,774
Series 2007-T26 Class A1, 5.145% 1/12/45 (k)	298	307
Series 2003-PWR2 Class X2, 0.446% 5/11/39 (f)(k)(n)	7,070	63
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,183
Series 2006-PW14 Class X2, 0.6482% 12/11/38 (f)(k)(n)	13,271	264
Series 2006-T22:
Class A1, 5.415% 4/12/38 (k)	137	139
Class A4, 5.4631% 4/12/38 (k)	114	114
Series 2007-PW15 Class A1, 5.016% 2/11/44	313	322
Series 2007-PW16:
Class B, 5.719% 6/11/40 (f)(k)	146	48
Class C, 5.719% 6/11/40 (f)(k)	122	37
Class D, 5.719% 6/11/40 (f)(k)	122	35
Series 2007-PW18 Class X2, 0.344% 6/11/50 (f)(k)(n)	90,897	1,326
Series 2007-T28:
Class A1, 5.422% 9/11/42	155	161
Class X2, 0.182% 9/11/42 (f)(k)(n)	42,605	295
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (f)(k)	595	208
C-BASS Trust floater Series 2006-SC1 Class A, 0.5059% 5/25/36 (f)(k)	776	431
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	$ 1,072	$ 1,069
Class XCL, 2.0852% 5/15/35 (f)(k)(n)	14,585	529
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	366	363
Class F, 7.734% 1/15/32	198	196
Series 2001-245 Class A2, 6.275% 2/12/16 (f)(k)	927	971
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5488% 8/16/21 (f)(k)	326	201
Class G, 0.5688% 11/15/36 (f)(k)	405	223
Class H, 0.6088% 11/15/36 (f)(k)	324	167
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	6,330	5,872
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	1,550	543
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	1,530	1,579
Class A2, 5.6998% 12/10/49 (k)	1,210	1,220
Class A4, 5.6998% 12/10/49 (k)	2,063	1,823
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-CD2 Class A4, 5.3626% 1/15/46 (k)	380	361
Series 2007-CD4:
Class A1, 4.977% 12/11/49	228	233
Class A2A, 5.237% 12/11/49	812	822
Series 2007-CD4:
Class A3, 5.293% 12/11/49	888	855
Class C, 5.476% 12/11/49	1,717	120
Cobalt CMBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A1, 5.064% 4/15/47 (k)	123	127
Series 2007-C3 Class A3, 5.8203% 5/15/46 (k)	912	846
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	739
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.4688% 4/15/17 (f)(k)	2,043	1,532
Class C, 0.5088% 4/15/17 (f)(k)	734	506
Class D, 0.5488% 4/15/17 (f)(k)	721	454
Class E, 0.6088% 4/15/17 (f)(k)	230	133
Class F, 0.6488% 4/15/17 (f)(k)	130	66
Class G, 0.7888% 4/15/17 (f)(k)	130	60
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-F10A:
Class H, 0.8588% 4/15/17 (f)(k)	$ 130	$ 55
Class J, 1.0888% 4/15/17 (f)(k)	100	38
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (f)(k)	1,432	1,203
Class D, 0.5788% 11/15/17 (f)(k)	75	59
Class E, 0.6288% 11/15/17 (f)(k)	264	201
Class F, 0.6888% 11/15/17 (f)(k)	290	209
Class G, 0.7388% 11/15/17 (f)(k)	201	129
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (f)(k)	1,300	962
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	37	37
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,422
Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (f)	1,542	1,507
Series 2007-C9 Class A4, 6.01% 12/10/49 (k)	2,018	1,802
Series 2004-LBN2 Class X2, 0.8615% 3/10/39 (f)(k)(n)	2,848	28
Series 2006-C8:
Class B, 5.44% 12/10/46	1,579	508
Class XP, 0.4954% 12/10/46 (k)(n)	16,338	240
Commercial Mortgage Asset Trust sequential payer Series 1999-C2 Class A2, 7.546% 11/17/32 (k)	140	141
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5:
Class A1, 5.297% 12/15/39	494	506
Class AJ, 5.373% 12/15/39	1,847	915
Series 2007-C2:
Class A1, 5.269% 1/15/49	75	76
Class A2, 5.448% 1/15/49 (k)	6,455	6,484
Class A3, 5.542% 1/15/49 (k)	1,824	1,427
Series 2007-C3:
Class A1, 5.664% 6/15/39 (k)	185	190
Class A4, 5.7228% 6/15/39 (k)	549	435
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,191	5,142
Series 2006-C5 Class ASP, 0.6635% 12/15/39 (k)(n)	10,384	213
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	825	659
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (f)(k)	3,254	1,302
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	$ 595	$ 603
Series 2001-CK6 Class B, 6.582% 8/15/36	912	936
Series 2002-CP5 Class A1, 4.106% 12/15/35	116	118
Series 2004-C1:
Class A3, 4.321% 1/15/37	289	294
Class A4, 4.75% 1/15/37	425	424
Series 1998-C1 Class D, 7.17% 5/17/40	922	944
Series 1999-C1 Class E, 8.0306% 9/15/41 (k)	943	941
Series 2001-CK6 Class AX, 0.9599% 9/15/18 (k)(n)	2,630	40
Series 2001-CKN5 Class AX, 2.0778% 9/15/34 (f)(k)(n)	8,451	227
Series 2003-C4 Class ASP, 0.4404% 8/15/36 (f)(k)(n)	8,493	32
Series 2006-C1 Class A3, 5.711% 2/15/39 (k)	4,815	4,784
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 0.3888% 2/15/22 (f)(k)	345	197
Series 2007-TFL1:
Class C:
0.4088% 2/15/22 (f)(k)	1,416	665
0.5088% 2/15/22 (f)(k)	506	162
Class F, 0.5588% 2/15/22 (f)(k)	1,011	293
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	90	92
Series 2007-C1:
Class ASP, 0.4176% 2/15/40 (k)(n)	17,870	246
Class B, 5.487% 2/15/40 (f)(k)	1,394	167
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	1,475	1,493
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 6.5484% 4/29/39 (f)(k)	69	69
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33	325	309
Class G, 6.936% 3/15/33 (f)	600	539
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	4,534	3,630
Series 2001-1 Class X1, 1.0461% 5/15/33 (f)(k)(n)	9,388	117
Series 2004-C1 Class X2, 1.3053% 11/10/38 (f)(k)(n)	8,945	97
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.: - continued
Series 2005-C1 Class B, 4.846% 6/10/48 (k)	$ 260	$ 88
Series 2007-C1 Class XP, 0.2088% 12/10/49 (k)(n)	22,431	161
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C3 Class X2, 0.6845% 12/10/38 (f)(k)(n)	10,259	58
Series 2004-C3 Class X2, 0.602% 12/10/41 (k)(n)	3,251	35
Series 2005-C1 Class X2, 0.6559% 5/10/43 (k)(n)	4,971	55
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4316% 11/5/21 (f)(k)	343	175
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	582	585
Series 2007-GG11:
Class A1, 5.358% 12/10/49	1,156	1,203
Class A2, 5.597% 12/10/49	1,824	1,838
Series 2007-GG9:
Class A1, 5.233% 3/10/39	284	290
Class A4, 5.444% 3/10/39	2,652	2,263
Series 2003-C1 Class XP, 2.0345% 7/5/35 (f)(k)(n)	5,414	55
Series 2003-C2 Class XP, 0.9802% 1/5/36 (f)(k)(n)	12,332	77
Series 2005-GG3 Class XP, 0.879% 8/10/42 (f)(k)(n)	18,216	283
Series 2006-GG7 Class A3, 5.9181% 7/10/38 (k)	2,404	2,402
Series 2007-GG11 Class A1, 0.4798% 12/10/49 (f)(n)	22,376	259
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.4816% 6/6/20 (f)(k)	46	35
Class D, 0.5216% 6/6/20 (f)(k)	218	126
Class E, 0.6116% 6/6/20 (f)(k)	252	141
Class F, 0.6816% 6/6/20 (f)(k)	634	349
Series 2007-EOP:
Class C, 0.5616% 3/6/20 (f)(k)	1,144	972
Class D, 0.6116% 3/6/20 (f)(k)	2,144	1,801
Class F, 0.7216% 3/6/20 (f)(k)	94	77
Class G, 0.7616% 3/6/20 (f)(k)	47	38
Class H, 0.8916% 3/6/20 (f)(k)	42	33
Class J, 1.0916% 3/6/20 (f)(k)	60	46
sequential payer:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	1,433	1,525
Series 2004-GG2 Class A4, 4.964% 8/10/38	283	287
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II: - continued
sequential payer:
Series 2005-GG4 Class XP, 0.8748% 7/10/39 (f)(k)(n)	$ 20,632	$ 302
Series 2006-GG6 Class A2, 5.506% 4/10/38	5,348	5,416
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	1,368	1,372
Series 2007-GG10:
Class A1, 5.69% 8/10/45	420	434
Class A2, 5.778% 8/10/45	435	445
Class A4, 5.8051% 8/10/45 (k)	8,736	7,191
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C1 Class X2, 0.9681% 1/15/38 (f)(k)(n)	2,749	25
Series 2004-CB8 Class X2, 1.0893% 1/12/39 (f)(k)(n)	2,866	30
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (f)(k)	761	457
Class C, 0.4488% 11/15/18 (f)(k)	541	297
Class D, 0.4688% 11/15/18 (f)(k)	239	119
Class E, 0.5188% 11/15/18 (f)(k)	344	165
Class F, 0.5688% 11/15/18 (f)(k)	516	227
Class G, 0.5988% 11/15/18 (f)(k)	448	188
Class H, 0.7388% 11/15/18 (f)(k)	344	131
sequential payer:
Series 2006-CB14 Class A3B, 5.4852% 12/12/44 (k)	2,712	2,632
Series 2006-CB15 Class A3, 5.819% 6/12/43 (k)	1,373	1,305
Series 2006-CB17 Class A4, 5.429% 12/12/43	733	696
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	540
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (k)	433	410
Series 2007-CB19 Class A4, 5.7461% 2/12/49 (k)	3,198	2,802
Series 2007-LD11:
Class A2, 5.8031% 6/15/49 (k)	2,560	2,595
Class A4, 5.8181% 6/15/49 (k)	1,353	1,167
Series 2007-LDP10 Class A1, 5.122% 1/15/49	83	85
Series 2007-LDPX Class A3, 5.412% 1/15/49	2,510	2,096
Series 2004-LDP4 Class D, 5.1235% 10/15/42 (k)	821	272
Series 2005-CB13 Class E, 5.3496% 1/12/43 (f)(k)	461	147
Series 2005-LDP3 Class A3, 4.959% 8/15/42	6,840	6,782
Series 2006-CB17 Class A3, 5.45% 12/12/43	260	252
Series 2007-CB19:
Class B, 5.7442% 2/12/49	78	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-CB19:
Class C, 5.7462% 2/12/49	$ 204	$ 63
Class D, 5.7462% 2/12/49	214	61
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	174	55
Class CS, 5.466% 1/15/49 (k)	75	23
Class ES, 5.5454% 1/15/49 (f)(k)	472	82
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	376	375
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class D, 6.98% 2/18/30	713	734
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0832% 4/25/21 (f)(k)	95	71
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	641	642
Series 2001-C2 Class A2, 6.653% 11/15/27	175	183
Series 2001-C3 Class A1, 6.058% 6/15/20	56	57
Series 2006-C1:
Class A2, 5.084% 2/15/31	437	439
Class A4, 5.156% 2/15/31	347	339
Series 2006-C3 Class A1, 5.478% 3/15/39	65	67
Series 2006-C6:
Class A1, 5.23% 9/15/39	127	130
Class A2, 5.262% 9/15/39 (k)	1,591	1,614
Series 2006-C7:
Class A1, 5.279% 11/15/38	121	124
Class A2, 5.3% 11/15/38	1,003	1,009
Class A3, 5.347% 11/15/38	679	641
Series 2007-C1:
Class A1, 5.391% 2/15/40 (k)	153	157
Class A4, 5.424% 2/15/40	2,738	2,282
Series 2007-C2:
Class A1, 5.226% 2/15/40	122	125
Class A3, 5.43% 2/15/40	1,980	1,717
Series 2000-C5 Class E, 7.29% 12/15/32	64	64
Series 2001-C3 Class B, 6.512% 6/15/36	1,763	1,807
Series 2001-C7 Class D, 6.514% 11/15/33	1,003	980
Series 2003-C3 Class XCP, 1.0384% 3/11/37 (f)(k)(n)	3,826	18
Series 2004-C2 Class XCP, 1.0501% 3/15/36 (f)(k)(n)	17,999	218
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2004-C4 Class A2, 4.567% 6/15/29 (k)	$ 287	$ 287
Series 2005-C3 Class XCP, 0.7259% 7/15/40 (k)(n)	3,075	49
Series 2006-C3 Class A3 5.689% 3/15/32	550	543
Series 2006-C6 Class XCP, 0.6666% 9/15/39 (k)(n)	5,184	108
Series 2007-C1:
Class C, 5.533% 2/15/40 (k)	2,006	695
Class D, 5.563% 2/15/40 (k)	365	110
Class E, 5.582% 2/15/40 (k)	182	46
Class XCP, 0.4739% 2/15/40 (k)(n)	2,225	31
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,140	940
Series 2007-C7:
Class A3, 5.866% 9/15/45	2,982	2,600
Class XCP, 0.3054% 9/15/45 (k)(n)	73,387	865
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (f)	261	265
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	1,381	1,222
Class C, 4.13% 11/20/37 (f)	3,934	3,187
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (f)(k)	292	113
Class E, 0.5288% 9/15/21 (f)(k)	1,054	325
Class F, 0.5788% 9/15/21 (f)(k)	868	227
Class G, 0.5988% 9/15/21 (f)(k)	1,714	310
Class H, 0.6388% 9/15/21 (f)(k)	442	72
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	1,619	1,720
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-MKB1 Class A2, 4.353% 2/12/42	176	178
Series 2007-C1 Class A1, 4.533% 6/12/50	884	902
Series 2005-CKI1 Class A3, 5.2328% 11/12/37 (k)	1,498	1,507
Series 2005-LC1 Class F, 5.378% 1/12/44 (f)(k)	793	237
Series 2006-C1 Class A2, 5.611% 5/12/39 (k)	1,286	1,301
Series 2007-C1 Class A4, 5.8285% 6/12/50 (k)	3,452	3,008
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	1,705
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3644% 12/12/49 (k)	425	393
sequential payer:
Series 2006-1 CLass A3, 5.671% 2/12/39	970	961
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	784	744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5:
Class A1, 4.275% 8/12/48	$ 62	$ 63
Class A3, 5.364% 8/12/48	356	311
Class A4, 5.378% 8/12/48	36	28
Class B, 5.479% 2/12/17	2,736	706
Series 2007-6:
Class A1, 5.175% 3/12/51	73	74
Class A4, 5.485% 3/12/51 (k)	7,400	5,941
Series 2007-7 Class A4, 5.7484% 6/12/50 (k)	3,192	2,598
Series 2007-8 Class A1, 4.622% 8/12/49	295	301
Series 2006-2 Class A4, 5.9092% 6/12/46 (k)	554	538
Series 2006-4 Class XP, 0.6226% 12/12/49 (k)(n)	21,640	453
Series 2007-6 Class B, 5.635% 3/12/51 (k)	912	213
Series 2007-7 Class B, 5.75% 6/12/50	79	15
Series 2007-8 Class A3, 5.9568% 8/12/49 (k)	787	698
Morgan Stanley Capital I Trust:
floater:
Series 2005-XLF:
Class G, 0.608% 8/15/19 (f)(k)	15	14
Class H, 0.628% 8/15/19 (f)(k)	73	57
Class J, 0.698% 8/15/19 (f)(k)	55	41
Series 2006-XLF:
Class C, 1.438% 7/15/19 (f)(k)	625	75
Class F, 0.5588% 7/15/19 (f)(k)	878	659
Class G, 0.5988% 7/15/19 (f)(k)	499	250
Series 2007-XCLA Class A1, 0.438% 7/17/17 (f)(k)	2,018	787
Series 2007-XLCA Class B, 0.7388% 7/17/17 (f)(k)	1,670	75
Series 2007-XLFA:
Class C, 0.398% 10/15/20 (f)(k)	523	157
Class D, 0.428% 10/15/20 (f)(k)	507	111
Class E, 0.488% 10/15/20 (f)(k)	634	95
Class F, 0.538% 10/15/20 (f)(k)	380	46
Class G, 0.578% 10/15/20 (f)(k)	470	52
Class H, 0.668% 10/15/20 (f)(k)	296	9
Class J, 0.818% 10/15/20 (f)(k)	338	7
Class MHRO, 0.928% 10/15/20 (f)(k)	376	41
Class MJPM, 1.238% 10/15/20 (f)(k)	119	11
Class MSTR, 0.938% 10/15/20 (f)(k)	214	30
Class NHRO, 1.128% 10/15/20 (f)(k)	567	57
Class NSTR, 1.088% 10/15/20 (f)(k)	197	24
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2003-IQ5 Class X2, 0.8726% 4/15/38 (f)(k)(n)	$ 2,808	$ 41
Series 2004-HQ3 Class A2, 4.05% 1/13/41	252	254
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,354	1,337
Series 2006-HQ10 Class A1, 5.131% 11/12/41	268	275
Series 2006-HQ8 Class A1, 5.124% 3/12/44	15	15
Series 2006-T23 Class A1, 5.682% 8/12/41	737	753
Series 2007-HQ11:
Class A1, 5.246% 2/12/44	266	274
Class A31, 5.439% 2/12/44 (k)	462	449
Series 2007-IQ13 Class A1, 5.05% 3/15/44	273	281
Series 2007-IQ14 Class A1, 5.38% 4/15/49	664	684
Series 2007-T25:
Class A1, 5.391% 11/12/49	215	222
Class A2, 5.507% 11/12/49	896	892
Series 2003-IQ6 Class X2, 0.5806% 12/15/41 (f)(k)(n)	6,601	69
Series 2005-IQ9 Class X2, 1.0335% 7/15/56 (f)(k)(n)	11,152	227
Series 2006-HQ10 Class X2, 0.4936% 11/12/41 (f)(k)(n)	7,087	104
Series 2006-HQ8 Class A3, 5.4384% 3/12/44 (k)	1,415	1,430
Series 2006-HQ9 Class B, 5.832% 7/12/44 (k)	1,353	573
Series 2006-IQ11:
Class A3, 5.7341% 10/15/42 (k)	1,513	1,512
Class A4, 5.7701% 10/15/42 (k)	274	268
Series 2006-IQ12 Class B, 5.468% 12/15/43	912	359
Series 2006-T23 Class A3, 5.8074% 8/12/41 (k)	466	468
Series 2007-HQ11 Class B, 5.538% 2/20/44 (k)	1,654	611
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (k)	454	473
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,368	1,118
Class AAB, 5.654% 4/15/49	2,650	2,579
Class B, 5.914% 4/15/49	224	47
Series 2007-XLC1:
Class C, 0.8388% 7/17/17 (f)(k)	2,250	101
Class D, 0.9388% 7/17/17 (f)(k)	1,059	48
Class E, 1.0388% 7/17/17 (f)(k)	861	39
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2001-PPM Class A2, 6.4% 2/15/31	19	20
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	$ 1,464	$ 1,493
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.7159% 3/24/18 (f)(k)	14	14
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	130	137
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (f)	775	827
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4388% 1/15/18 (f)(k)	969	823
Series 2006-WL7A:
Class E, 0.5188% 9/15/21 (f)(k)	1,239	519
Class F, 0.585% 8/11/18 (f)(k)	1,426	541
Class G, 0.605% 8/11/18 (f)(k)	1,351	481
Class J, 0.845% 8/11/18 (f)(k)	300	63
Series 2007-WHL8:
Class AP1, 0.9388% 6/15/20 (f)(k)	98	20
Class AP2, 1.0388% 6/15/20 (f)(k)	163	25
Class F, 0.7188% 6/15/20 (f)(k)	3,171	571
Class LXR1, 0.9388% 6/15/20 (f)(k)	112	22
Class LXR2, 1.0388% 6/15/20 (f)(k)	2,162	216
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	289	292
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	1,850	1,866
Series 2003-C8 Class A3, 4.445% 11/15/35	3,972	3,972
Series 2006-C27 Class A2, 5.624% 7/15/45	815	823
Series 2006-C29:
Class A1, 5.11% 11/15/48	712	729
Class A3, 5.313% 11/15/48	2,422	2,352
Series 2007-C30:
Class A1, 5.031% 12/15/43	119	121
Class A3, 5.246% 12/15/43	783	762
Class A4, 5.305% 12/15/43	268	230
Class A5, 5.342% 12/15/43	976	750
Series 2007-C31:
Class A1, 5.14% 4/15/47	144	147
Class A4, 5.509% 4/15/47	2,061	1,652
Series 2007-C32:
Class A2, 5.7354% 6/15/49 (k)	3,184	3,187
Class A3, 5.7404% 6/15/49 (k)	1,548	1,287
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2003-C6 Class G, 5.125% 8/15/35 (f)	$ 433	$ 314
Series 2003-C8 Class XP, 0.3668% 11/15/35 (f)(k)(n)	3,892	15
Series 2003-C9 Class XP, 0.4821% 12/15/35 (f)(k)(n)	4,531	21
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (f)(k)	701	596
Class 180B, 5.3979% 10/15/41 (f)(k)	319	255
Series 2005-C19 Class B, 4.892% 5/15/44	912	529
Series 2005-C22:
Class B, 5.3547% 12/15/44 (k)	2,022	938
Class F, 5.3547% 12/15/44 (f)(k)	1,521	334
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	5,005	4,545
Series 2006-C29 Class E, 5.516% 11/15/48 (k)	912	145
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	2,736	570
Class D, 5.513% 12/15/43 (k)	1,459	235
Class XP, 0.4339% 12/15/43 (f)(k)(n)	10,843	165
Series 2007-C31 Class C, 5.6929% 4/15/47 (k)	251	45
Series 2007-C31A Class A2, 5.421% 4/15/47	6,385	6,326
Series 2007-C32:
Class D, 5.7404% 6/15/49 (k)	685	138
Class E, 5.7404% 6/15/49 (k)	1,080	187
Wachovia Bank Commercial Mortgage Trust pass-thru certificates:
sequential payer Series 2007-C33 Class A5, 5.9023% 2/15/51 (k)	604	479
Series 2007-C33 Class B, 5.9023% 2/15/51 (k)	1,534	506
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $282,329)		308,356
Municipal Securities - 0.1%

California Gen. Oblig.:
7.5% 4/1/34	3,750	3,843
7.55% 4/1/39	4,908	5,038
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 C, 7.336% 11/15/39	2,184	2,611
TOTAL MUNICIPAL SECURITIES (Cost $10,936)		11,492
Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
Chilean Republic 7.125% 1/11/12 (Cost $1,927)	$ 1,794	$ 2,025
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13 (Cost $129)	143	151
Floating Rate Loans - 1.7%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
AM General LLC term loan 6.0331% 4/17/12 (k)	13,300	11,704
Ford Motor Co. term loan 3.2869% 12/15/13 (k)	13,936	12,247
		23,951
Hotels, Restaurants & Leisure - 0.1%
Cannery Casino Resorts LLC:
term loan 2.4916% 5/18/13 (k)	254	213
Tranche B, term loan 2.4866% 5/18/13 (k)	287	241
Fantasy Springs Resort Casino term loan 12% 8/6/12 (k)	7,687	5,304
Six Flags, Inc. Tranche B, term loan 2.5% 4/30/15 (k)	2,610	2,453
Southwest Sports Group, Inc. Tranche B, term loan 6.75% 12/22/10 (c)(k)	7,000	5,705
		13,916
Media - 0.3%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.26% 3/6/14 (k)	17,279	16,070
Hicks Sports Group LLC Tranche 2LN, term loan 8.75% 12/22/11 (c)(k)	11,000	7,150
Newsday LLC term loan 10.5% 8/1/13	7,000	7,368
The Reader's Digest Association, Inc. term loan:
4.4898% 3/2/14 (c)(k)	21,139	10,464
13.5% 8/26/10 (k)	90	93
Tribune Co. Tranche X, term loan 7.0838% 3/17/09 (c)(k)	1,188	594
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (k)	12,805	10,564
		52,303
Specialty Retail - 0.0%
GNC Corp. term loan 2.5293% 9/16/13 (k)	770	708
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (k)	$ 1,269	$ 1,091
Tranche B2, term loan 4.8125% 7/31/16 (k)	1,708	1,524
		3,323
TOTAL CONSUMER DISCRETIONARY		93,493
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (k)	603	537
FINANCIALS - 0.2%
Capital Markets - 0.0%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	5,460	5,405
Diversified Financial Services - 0.1%
CIT Group, Inc.:
term loan 13% 1/20/12 (k)	2,505	2,611
Tranche A, term loan 9.5% 1/20/12 (k)	4,245	4,224
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (c)(k)	9,400	5,922
		12,757
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (k)	1,285	1,096
Tranche 2LN, term loan 13.5% 10/15/17	17,270	17,961
Tranche B, term loan 3.2869% 10/10/13 (k)	4,774	4,070
Tranche DD, term loan 3.2857% 10/10/13 (k)	1,007	856
		23,983
TOTAL FINANCIALS		42,145
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Concentra Operating Corp. Tranche 2LN, term loan 5.79% 6/25/15 (k)	19,892	16,312
Genoa Healthcare Group LLC Tranche 2, term loan 10.75% 2/4/13 (k)	2,500	1,675
Golden Gate National Senior Care LLC:
Tranche 1LN, term loan 2.9841% 3/14/11 (k)	9,153	8,833
Tranche 2LN, term loan 7.9841% 9/14/11 (k)	16,000	14,400
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
National Renal Institutes, Inc. Tranche B, term loan 5.3125% 3/31/13 (k)	$ 2,002	$ 1,762
Rural/Metro Corp.:
Credit-Linked Deposit 3.76% 3/4/11 (k)	2,285	2,274
term loan 3.739% 3/4/11 (k)	2,844	2,830
Sheridan Healthcare, Inc. Tranche 2LN, term loan 5.9866% 6/15/15 (k)	17,840	15,610
		63,696
Pharmaceuticals - 0.0%
Graceway Pharmaceuticals LLC Tranche B 2LN, term loan 6.7341% 5/3/13 (k)	15,000	3,675
TOTAL HEALTH CARE		67,371
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.24% 5/11/15 pay-in-kind (k)	110	88
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (k)	8,379	6,787
US Airways Group, Inc. term loan 2.7806% 3/23/14 (k)	4,657	3,073
		9,860
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3125% 2/7/15 (k)	985	788
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 5.9988% 5/4/15 pay-in-kind (k)	7,990	7,151
Road & Rail - 0.1%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (k)	10,305	9,043
TOTAL INDUSTRIALS		26,930
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
Avaya, Inc. term loan 3.0106% 10/26/14 (k)	6,059	5,105
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
IPC Systems, Inc. Tranche 2LN, term loan 5.5325% 5/31/15 (k)	$ 6,000	$ 4,380
SafeNet, Inc. Tranche 2LN, term loan 6.2369% 4/12/15 (k)	7,500	6,413
		15,898
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 12.5% 12/15/14	8,084	8,347
Software - 0.2%
Kronos, Inc. Tranche 2LN, term loan 6.0325% 6/11/15 (k)	33,730	29,008
SS&C Technologies, Inc. term loan 2.2737% 11/23/12 (k)	397	373
		29,381
TOTAL INFORMATION TECHNOLOGY		53,626
MATERIALS - 0.0%
Chemicals - 0.0%
Lyondell Chemical Co. term loan 5.799% 12/20/13 (k)	8,124	5,849
Metals & Mining - 0.0%
Edgen Murray Corp. term loan 3.0112% 5/11/14 (k)	2,536	1,750
TOTAL MATERIALS		7,599
UTILITIES - 0.1%
Electric Utilities - 0.0%
Bicent Power LLC Tranche 2LN, term loan 4.29% 12/31/14 (k)	810	563
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7419% 10/10/14 (k)	2,784	2,074
Tranche B3, term loan 3.7419% 10/10/14 (k)	8,962	6,632
		9,269
Independent Power Producers & Energy Traders - 0.1%
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (k)	12,970	10,960
TOTAL UTILITIES		20,229
TOTAL FLOATING RATE LOANS (Cost $354,918)		311,930
Bank Notes - 0.0%
	Principal Amount (000s)	Value (000s)
National City Bank, Cleveland 0.4606% 3/1/13 (k) (Cost $478)	$ 576	$ 547
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (k)	620	459
MUFG Capital Finance 1 Ltd. 6.346% (k)	2,427	2,243
		2,702
TOTAL PREFERRED SECURITIES (Cost $1,829)		2,702
Fixed-Income Funds - 9.2%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	5,209,658	547,275
Fidelity Mortgage Backed Securities Central Fund (l)	10,980,726	1,140,239
TOTAL FIXED-INCOME FUNDS (Cost $1,626,109)		1,687,514
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.21% (m)	878,973,031	878,973
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(m)	78,199,250	78,199
TOTAL MONEY MARKET FUNDS (Cost $957,172)		957,172
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $16,630,863)		18,494,456
NET OTHER ASSETS - (0.8)%		(148,566)
NET ASSETS - 100%		$ 18,345,890
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,560,000 (j)

	Sept. 2037	$ 12,120	$ (11,636)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000 (j)	Sept. 2037	9,933	(9,536)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $566,000 (j)	Sept. 2037	2,278	(2,187)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,398,000 (j)	Sept. 2037	9,933	(9,536)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to U.B.S. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,332,000 (j)	Sept. 2037	9,660	(9,273)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,025,000 (j)	Sept. 2037	8,293	(7,961)
TOTAL CREDIT DEFAULT SWAPS		$ 52,217	$ (50,129)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.79% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2012	$ 250,000	$ 3,245
Receive semi-annually a fixed rate equal to 1.9725% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	150,000	3,904
Receive semi-annually a fixed rate equal to 2.0015% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	165,000	4,400
Receive semi-annually a fixed rate equal to 2.692% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2014	150,000	3,725
Receive semi-annually a fixed rate equal to 4.947% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2012	100,000	9,588
Receive semi-annually a fixed rate equal to 5.458% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2017	50,000	9,959
Receive semi-annually a fixed rate equal to 5.61% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2012	95,500	12,740
TOTAL INTEREST RATE SWAPS		$ 960,500	$ 47,561
		$ 1,012,717	$ (2,568)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $760,275,000 or 4.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $29,680,000.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,010,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 7
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 450
Fidelity Corporate Bond 1-10 Year Central Fund	7,189
Fidelity Mortgage Backed Securities Central Fund	12,344
Fidelity Securities Lending Cash Central Fund	38
Total	$ 20,021
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 529,145	$ -	$ -	$ 547,275	21.3%
Fidelity Mortgage Backed Securities Central Fund	1,256,475	12,343	149,765	1,140,239	14.5%
Total	$ 1,785,620	$ 12,343	$ 149,765	$ 1,687,514
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,440,883	$ 1,440,883	$ -	$ -
Consumer Staples	1,057,277	1,057,277	-	-
Energy	1,169,639	1,158,160	11,479	-
Financials	1,624,385	1,585,748	38,637	-
Health Care	1,453,749	1,438,523	15,226	-
Industrials	907,642	907,295	-	347
Information Technology	2,641,615	2,622,229	18,392	994
Materials	633,038	626,554	6,484	-
Telecommunication Services	180,425	180,425	-	-
Utilities	104,312	98,545	5,767	-
Corporate Bonds	2,431,735	-	2,426,742	4,993
U.S. Government and Government Agency Obligations	986,581	-	986,581	-
U.S. Government Agency - Mortgage Securities	354,112	-	354,112	-
Asset-Backed Securities	123,913	-	101,180	22,733
Collateralized Mortgage Obligations	103,261	-	90,268	12,993
Commercial Mortgage Securities	308,356	-	280,469	27,887
Municipal Securities	11,492	-	11,492	-
Foreign Government and Government Agency Obligations	2,025	-	2,025	-
Supranational Obligations	151	-	151	-
Floating Rate Loans	311,930	-	311,930	-
Bank Notes	547	-	547	-
Preferred Securities	2,702	-	2,702	-
Fixed-Income Funds	1,687,514	1,687,514	-	-
Money Market Funds	957,172	957,172	-	-
Total Investments in Securities:	$ 18,494,456	$ 13,760,325	$ 4,664,184	$ 69,947
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Other Financial Instruments:
Forward Commitments
	$ (527)	$ -	$ (527)	$ -
Derivative Instruments:
Assets
Swap Agreements	$ 47,561	$ -	$ 47,561	$ -
Liabilities
Swap Agreements	$ (50,129)	$ -	$ -	$ (50,129)
Total Derivative Instruments:	$ (2,568)	$ -	$ 47,561	$ (50,129)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 66,836
Total Realized Gain (Loss)	833
Total Unrealized Gain (Loss)	9,868
Cost of Purchases	134
Proceeds of Sales	(4,367)
Amortization/Accretion	552
Transfers in/out of Level 3	(3,909)
Ending Balance	$ 69,947
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2009	$ 5,687
Derivative Instruments: (Amounts in thousands)
Swap Agreements
Beginning Balance	$ -
Total Unrealized Gain (Loss)	4,799
Transfers in/out of Level 3	(54,928)
Ending Balance	$ (50,129)
Realized gain (loss) on Swap Agreements for the period	$ (3,035)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2009	$ 4,799

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received or delivered through affiliated in-kind transactions. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $16,954,385,000. Net unrealized appreciation aggregated $1,540,071,000, of which $2,271,947,000 related to appreciated investment securities and $731,876,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g., credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap. Risks of loss include credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $52,217,000 representing 0.28% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010